Filed with the U.S. Securities and Exchange Commission on October 21, 2016
1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 739	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 741	☒

(Check appropriate box or boxes.)
ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:
Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103
It is proposed that this filing will become effective
☐	immediately upon filing pursuant to paragraph (b)
☒	on October 28, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 739 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal year ended June 30, 2016, for the Trust’s series:  the Davidson Multi-Cap Equity Fund, Davidson Intermediate Fixed Income Fund and Davidson Equity Income Fund.

DAVIDSON MULTI-CAP EQUITY FUND

Class A	DFMAX
Class C	DFMCX
Class I	DFMIX

www.davidsonmutualfunds.com

PROSPECTUS

A Series of Advisors Series Trust (the “Trust”)

October 28, 2016

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus - Multi-Cap Equity Fund

SUMMARY SECTION

Investment Objective
The Davidson Multi-Cap Equity Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on page 10 of the Fund’s statutory Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 40 of the Fund’s Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%	None
Redemption Fee (as a percentage of amount redeemed on shares held for seven calendar days or less)	1.00%	1.00%	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses	1.34%	2.09%	1.09%
Less: Fee Waiver(1)	-0.19%	-0.19%	-0.19%
Total Annual Fund Operating Expenses After Fee Waiver	1.15%	1.90%	0.90%
(1)
Davidson Investment Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), taxes, interest expense, dividends on securities sold short and extraordinary expenses) do not exceed 1.15% of average daily net assets of the Fund’s Class A shares, 1.90% of average daily net assets of the Fund’s Class C shares and 0.90% of average daily net assets of the Fund’s Class I shares (the “Expense Caps”).  The Expense Caps will remain in effect through at least October 27, 2017, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A (if you redeem your shares at the end of the period)	$611	$886	$1,180	$2,016
Class C (if you redeem your shares at the end of the period)	$293	$637	$1,106	$2,406
Class I (if you redeem your shares at the end of the period)	$92	$328	$582	$1,312

Table of Contents - Prospectus - Multi-Cap Equity Fund
1

	1 Year	3 Years	5 Years	10 Years
Class A (if you do not redeem your shares at the end of the period)	$611	$886	$1,180	$2,016
Class C (if you do not redeem your shares at the end of the period)	$193	$637	$1,106	$2,406
Class I (if you do not redeem your shares at the end of the period)	$92	$328	$582	$1,312

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.30% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities across a wide range of market capitalizations and investment styles with attractive fundamental characteristics.  The Fund looks for companies with reasonable valuations, prudent debt levels, cash flow generation, attractive growth characteristics and solid balance sheets.  The Fund will invest its assets in both value and growth stocks, as well as dividend-paying and non-dividend-paying stocks.  The Fund will seek to achieve its investment objective primarily through stock selection, with less emphasis on sector weightings.  As a result, the Fund expects to only occasionally make modest sector changes, preferring to differentiate performance by relative movement in individual stocks than in sectors or industries.

The Fund may seek to enhance returns through the use of other investment strategies such as options (for hedging purposes), foreign securities (which may include American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or direct investment in foreign securities, including emerging markets), and other investment companies (including exchange-traded funds (“ETFs”)).  The Fund may invest up to 25% of its net assets in foreign securities.  The Fund may invest up to 20% of its net assets in put and call options and 20% of its net assets in other investment companies.

The Advisor may sell a position if the fundamentals have deteriorated, catalysts fail to develop, or a stock exceeds fair valuation.  The Advisor may also sell a position if a better alternative becomes available.

At the discretion of the Advisor, the Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, political or other conditions.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund.  The following principal risks could affect the value of your investment:

•
General Market Risk.  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

•
Equity Risk.  Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news.  Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•
ETF and Mutual Fund Risk.  When the Fund invests in a mutual fund or ETF, it will bear additional expenses based on its pro rata share of the mutual fund’s or ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning a mutual fund or ETF generally reflects the risks of owning the underlying securities the mutual fund or ETF holds.  The Fund also will incur brokerage costs when it purchases ETFs.

Table of Contents - Prospectus - Multi-Cap Equity Fund
2

•
Foreign and Emerging Market Securities Risk.  Foreign securities are subject to special risks.  Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments.  Securities markets of other countries are generally smaller than U.S. securities markets.  These risks are enhanced in emerging markets.

•	Management Risk. Your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

•
Issuer Risk.  The value of securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to reasons directly related to the issuer, including management performance, financial leverage, and reduced demand for the issuer’s goods and services.

•
Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•
Small and Medium Companies Risk.  Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

The Fund may be appropriate for investors who:

•	Have a long-term investment horizon;

•	Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and

•	Can accept the greater risks of investing in a portfolio with equity holdings.

Performance
The following information provides some indication of the risks of investing in the Fund.  The bar chart shows the annual return for the Fund’s Class A shares from year to year.  The table shows how the Fund’s Class A, Class C and Class I shares average annual returns for the one year, five year (for Class A and Class C) and since inception periods compare with those of a broad measure of market performance.  Sales loads are reflected in the table but are not reflected in the bar chart; if these amounts were reflected in the bar chart, returns would be less than those shown.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.davidsonmutualfunds.com or by calling the Fund toll-free at 1-877-332-0529.

Table of Contents - Prospectus - Multi-Cap Equity Fund
3

Class A – Annual Returns as of December 31*
*The Fund’s year-to-date return as of September 30, 2016 was 9.16%.

During the period of time shown in the bar chart, the highest return for a calendar quarter was 16.49% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -16.13% (quarter ended September 30, 2011).

Average Annual Total Returns (for the periods ended December 31, 2015)			Since	Since	Since
			Inception	Inception	Inception
	1 Year	5 Years	(8/11/2008)	(7/01/2009)	(10/30/2013)
Class A Shares
Return Before Taxes	-6.80%	9.92%	7.34%	N/A	N/A
Return After Taxes on Distributions	-7.68%	8.90%	6.64%	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-3.11%	7.81%	5.82%	N/A	N/A
Class C Shares
Return Before Taxes	-3.56%	10.22%	N/A	13.37%	N/A
Class I Shares
Return Before Taxes	-1.67%	N/A	N/A	N/A	6.61%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	0.48%	12.18%	8.60%	15.44%	8.36%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  The after-tax returns are shown only for the Class A Shares and the after-tax returns for the Class C and Class I shares will vary to the extent they have different expenses.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Advisor. Davidson Investment Advisors, Inc. is the Fund’s investment advisor.

Portfolio Managers. The Advisor uses a team approach for portfolio management.  Of the ten investment team members, Messrs. Brian P. Clancy, CFA, Senior Vice President and Portfolio Manager, and Paul G. Condrat, CFA, Vice President and Portfolio Manager, are principally responsible for the day-to-day management of the Fund’s portfolio and serve as co-portfolio managers of the Fund.  Mr. Clancy has been responsible for the Fund’s portfolio management since its inception in August 2008 and Mr. Condrat has been responsible for the Fund’s portfolio management since 2011.  Prior to becoming a portfolio manager, Mr. Condrat served as a Senior Research Analyst on the Advisor’s investment team for eight years.

Table of Contents - Prospectus - Multi-Cap Equity Fund
4

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Davidson Multi-Cap Equity Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by telephone at 1-877-332-0529, by wire transfer or through a financial intermediary.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts for Class A and Class C shares are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$2,500	Any amount
IRAs (Traditional, Roth, SEP, and SIMPLE IRAs)	$2,500	Any amount
401(k), Pension or Other Types of ERISA Accounts	Any amount	Any amount
Automatic Investment Plan Accounts	$2,500	$100

Class I shares require a minimum investment of $250,000, are generally available for purchase only by institutional investors, retirement accounts or high net worth individuals and have no minimum subsequent investment requirements, provided the other eligibility requirements for purchase are met.  The minimum initial investment is waived for wrap fee program accounts investing in Class I.

Tax Information
The Fund’s distributions are taxable, and, unless you are investing through a tax-deferred vehicle, distributions will be taxed as ordinary income or capital gains.  Distributions on investments made through tax-deferred vehicles such as 401(k) plans or IRAs may be taxed upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or the Advisor or its affiliates may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus - Multi-Cap Equity Fund
5

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities across a wide range of market capitalizations and investment styles with attractive fundamental characteristics.  The Fund looks for companies with reasonable valuations, prudent debt levels, cash flow generation, attractive growth characteristics and solid balance sheets.  The Fund will invest its assets in both value and growth stocks, as well as dividend-paying and non-dividend-paying stocks.  The Fund will seek to achieve its investment objective primarily through stock selection, with less emphasis on sector weightings.  As a result, the Fund expects to only occasionally make modest sector changes, preferring to differentiate performance by relative movement in individual stocks than in sectors or industries.

The Advisor may sell a position if the fundamentals have deteriorated, catalysts fail to develop, or a stock exceeds fair valuation.  The Advisor may also sell a position if a better alternative becomes available.  The Advisor does not base sell decisions solely on price activity and will trim positions if either the individual position or the sector has grown to be too large a percentage of the portfolio.

The Fund may seek to enhance returns through the use of other investment strategies such as the use of options (for hedging purposes), foreign securities, and other investment companies including ETFs.  The Fund may invest up to 20% of its net assets in put and call options.  The Fund may invest up to 25% of its net assets in foreign securities, including in ADRs and emerging markets.  The Fund also may invest up to 20% of its net assets in other investment companies.  Investments in other investment companies that invest predominantly in equity securities are considered equity securities for purposes of the “80% test” described in the preceding paragraph.

Because the Fund may invest in one or more underlying investment companies (i.e., mutual funds and ETFs), investors will indirectly bear a proportionate share of any fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the expenses of the Fund.  Actual underlying fund expenses are expected to vary with changes in the allocation of the Fund’s assets among various underlying investment companies.

Temporary or Cash Investments.  Under normal market conditions, the Fund will stay fully invested according to its principal investment strategies as noted above.  The Fund, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic political or other conditions.  This may result in the Fund not achieving its investment objective during that period.

For longer periods of time, the Fund may hold a substantial cash position.  If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested.  To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s management fees and operational expenses.

Related Risks
The risk exists that you could lose money on your investment in the Fund.  The principal risks of investing in the Fund that may adversely affect the Fund’s net asset value (“NAV”) or total return are discussed below.

Table of Contents - Prospectus - Multi-Cap Equity Fund
6

By itself, the Fund is not a complete, balanced investment plan and the success of the Fund cannot be predicted.

General Market Risk.  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Equity Risk.  An investor in the Fund faces the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Equity risk may affect a single issuer, industry, sector of the economy or the stock market as a whole.

ETF and Mutual Fund Risk.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities it holds.  Many ETFs seek to replicate a specific benchmark index.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.  The Fund also will incur brokerage costs when it purchases ETFs.  Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

Foreign and Emerging Market Securities Risk.  The Fund may invest in foreign securities, which may be subject to special risks.  The Fund’s returns and NAV may be affected by several factors, including those described below.

Foreign securities are also subject to higher political, social and economic risks.  These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments.  Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.

Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments.  Securities markets of other countries are generally smaller than U.S. securities markets.  The exchange rates between the U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of the Fund’s investments.

Emerging market countries entail greater investment risk than developed markets.  Such risks could include government dependence on few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

Management Risk.  The skill of the Advisor will play a significant role in the Fund’s ability to achieve its investment objective.  The Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods.  In addition, the Fund’s ability to achieve its investment objective depends on the Advisor’s ability to select stocks, particularly in volatile stock markets.  The Advisor could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.  Neither the Trust nor the Advisor can guarantee that the Fund will achieve its investment objective.

Table of Contents - Prospectus - Multi-Cap Equity Fund
7

Issuer Risk.  The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the securities held by the Fund will fluctuate as a result of the value of the individual securities held by the Fund.  The value of securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to reasons directly related to the issuer, including management performance, financial leverage, and reduced demand for the issuer’s goods and services.  Securities may also lose value because of factors affecting the securities market generally such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates, or investor sentiment.

Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Small and Medium Companies Risk.  Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Small and medium capitalization companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.  Securities of those companies may have limited market liquidity and their prices may be more volatile.

Disclosure of Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.  Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Fund’s annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  From time to time, the Advisor may select certain portfolio characteristics for distribution to the public on the Fund’s website at www.davidsonmutualfunds.com, with such frequencies and lag times as the Advisor determines to be in the best interests of shareholders.

MANAGEMENT OF THE FUND

Investment Advisor

Davidson Investment Advisors, Inc. is the Fund’s investment advisor and provides discretionary investment advisory services to the Fund pursuant to an investment advisory agreement between the Advisor and the Trust (the “Advisory Agreement”).  The Advisor’s corporate headquarters is located at The D.A. Davidson Building, 8 Third Street North, Great Falls, Montana 59401-3155.  The Advisor has provided investment advisory services to individuals, banks, pension and profit sharing plans, trusts, estates, foundations and corporations since 1975.  The Advisor has provided investment advisory services to the Fund since its inception.  The Advisor is a wholly-owned subsidiary of D.A. Davidson Companies, a financial services holding company.

Table of Contents - Prospectus - Multi-Cap Equity Fund
8

The Advisor provides the Fund with advice on buying and selling securities.  The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund.  For its services, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly, equal to 0.65% of the Fund’s average daily net assets.  For the fiscal year ended June 30, 2016, the Advisor received net management fees of 0.46% of the Fund’s average daily net assets after fees waived.

The Fund, a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series, except for the Davidson Equity Income Fund and the Davidson Intermediate Fixed Income Fund.

A discussion regarding the basis for the Board’s approval of the Advisory Agreement for the Fund is available in the Fund’s semi-annual report for the period ended December 31, 2015.

Portfolio Managers

The Advisor uses a team approach for portfolio management.  Of the ten investment team members, Brian P. Clancy, CFA and Paul G. Condrat, CFA are principally responsible for the day-to-day management of the Fund’s portfolio and serve as co-portfolio managers of the Fund.

Brian P. Clancy, CFA is a Senior Vice President and Portfolio Manager of the Advisor.  Mr. Clancy joined the Advisor in October 2004.  Prior to joining the Advisor, Mr. Clancy worked at SAFECO Asset Management since 1996.  During that time Mr. Clancy worked as co-manager of the Multi-Cap Core Fund, as well as serving as a portfolio manager for the SAFECO Trust Company.  He earned a Master of Business Administration degree from the University of Washington and is a graduate of the United States Naval Academy, where he received a Bachelor of Science degree in Mathematics.  Mr. Clancy is a CFA charterholder and a member of the CFA Society of Seattle.

Paul G. Condrat, CFA is a Vice President and Portfolio Manager of the Advisor.  Mr. Condrat joined the Advisor in 2004.  Prior to joining the Advisor, Mr. Condrat interned at Bainbridge Capital as a business analyst.  He earned a Bachelor of Business Administration degree in finance and marketing from Gonzaga University.  Mr. Condrat is a CFA charterholder and a member of the CFA Society of Seattle.

The SAI provides additional information about the portfolio managers for the Fund, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, their ownership of securities in the Fund and any conflicts of interest.

Fund Expenses

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed, however, to waive its fees and pay expenses of the Fund to ensure that the net annual fund operating expenses (excluding AFFE, taxes, interest expense, dividends on securities sold short and extraordinary expenses) do not exceed 1.15%, 1.90% and 0.90% for the Fund’s Class A shares’, Class C shares’ and Class I shares’ average daily net assets, respectively, through at least October 27, 2017.  The term of the Fund’s operating expenses limitation agreement is indefinite, and it can only be terminated by the Board.  Any waiver in management fees or payment of Fund expenses made by the Advisor may be recouped by the Advisor in subsequent fiscal years if the Advisor so requests.  This recoupment may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the Expense Caps.  The Advisor may request recoupment for management fee waivers and Fund expense payments made in the prior three fiscal years from the date the fees were waived and expenses were paid.  Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board.

Table of Contents - Prospectus - Multi-Cap Equity Fund
9

YOUR ACCOUNT WITH THE FUND

Description of Classes

The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares.  The Fund has registered three classes of shares – Class A shares, Class C shares and Class I shares.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:

•
Class A shares are charged a front-end sales load.  The Class A shares are also charged a 0.25% Rule 12b-1 distribution and service fee.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1.00% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.

•	Class C shares are charged a CDSC of 1.00%. The Class C shares are also charged a 1.00% Rule 12b-1 distribution and service fee.

•
Class I shares are not charged a front-end sale load, a CDSC or a Rule 12b-1 distribution and service fee and are generally available for purchase only by institutional investors, retirement accounts or high net worth individuals.

Class A Shares

Class A shares of the Fund are retail shares that require that you pay a front-end sales charge when you invest in the Fund unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) described earlier of 0.25% of average daily net assets which are assessed against the shares of the Fund.

If you purchase Class A shares of the Fund you will pay the public offering price (“POP”) which is the NAV per share next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the POP is lower for these purchases.  The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares.  Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows:

Amount of Transaction	Sales Charge as a % of Public Offering Price(1)	Sales Charge as a % of Net Amount Invested	Dealer Reallowance as a % of Public Offering Price
Less than $25,000	5.00%	5.26%	5.00%
$25,000 but less than $50,000	4.50%	4.71%	4.50%
$50,000 but less than $100,000	4.00%	4.17%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.50%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	2.00%

Table of Contents - Prospectus - Multi-Cap Equity Fund
10

Amount of Transaction	Sales Charge as a % of Public Offering Price(1)	Sales Charge as a % of Net Amount Invested	Dealer Reallowance as a % of Public Offering Price
$1,000,000 or more(2)	0.00%	0.00%	1.00%
(1)
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)
U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) will assess Class A purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within twelve months from the date of purchase, unless the dealer of record waived its commission.  The 1.00% is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.

The Advisor’s affiliated broker-dealer, D.A. Davidson & Co. (“DAD”), will receive all of the initial sales charge for purchases of Class A shares of the Fund without a dealer of record and the 1.00% CDSC on Class A shares redeemed within twelve months of purchase.

A redemption fee of 1.00%, based on the redeemed share’s market value, will be imposed on redemptions of Class A shares of the Fund held for seven calendar days or less after purchase, using the “first in, first out” (“FIFO”) method.

Reducing Your Sales Charge
You may be able to reduce the sales charge on Class A shares of the Fund based on the combined market value of your accounts.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a specific breakpoint level as indicated by the above table.

•
You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Class A shares of the Fund within 365 days of the date of the redemption.  You must provide instruction at the time of purchase of your intent to exercise this privilege.

•
By signing a Letter of Intent (“LOI”) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months.  Reinvested dividends and capital gains do not count as purchases made during this period.  The Fund will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy.  If you do not invest the amount specified in the LOI before the expiration date, the Transfer Agent will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you would have paid based on the total amount actually invested in Class A shares on the expiration date.  Otherwise, the Transfer Agent will release the escrowed shares when you have invested the agreed amount. Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.

•
Rights of Accumulation (“ROA”) allow you to combine Class A shares of the Fund you already own in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.  The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A shares of the Fund already owned and adding the dollar amount of your current purchase.

Table of Contents - Prospectus - Multi-Cap Equity Fund
11

Eligible Accounts
Certain accounts may be aggregated for ROA eligibility, including your current investment in the Fund, and previous investments you and members of your primary household group have made in the Fund, provided your investment was subject to a sales charge.  (Your primary household group consists of you, your spouse and children under age 21 living at home.)  Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase, if a sales charge has been paid on those purchases:

•	Individual or joint accounts held in your name;

•	Coverdell Savings Accounts and UGMA/UTMA accounts for which you or your spouse is parent or guardian of the minor child;

•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation; and

•
Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment “wrap accounts” or through an omnibus account maintained with the Fund by a broker-dealer.

Waiving Your Sales Charge
The sales charges may be waived for certain groups or classes of shareholders.  If you fall into any of the following categories, you can buy Class A shares at NAV without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
o	Advisors Series Trust;
o	Davidson Investment Advisors, Inc. and its affiliates; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Current employees of:
o	the Fund’s Transfer Agent;
o	broker-dealers who act as selling agents; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s distributor that allows for load-waived Class A purchases.

•
Financial intermediaries and qualified broker-dealers, including the Advisor’s affiliated broker-dealer, DAD, who have entered into an agreement with the Fund’s distributor that allows for load-waived Class A purchases.

•
Financial intermediaries who have entered into an agreement with the Fund’s distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

•	Investment advisory clients of the Advisor.

The Trust also reserves the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here. Contact your selling agent for further information.

Table of Contents - Prospectus - Multi-Cap Equity Fund
12

If you hold shares through a financial intermediary and you believe you qualify for a sales load waiver, please notify your financial intermediary prior to purchase.  You will be required to show proof of your eligibility for a sales load waiver.  The Trust may terminate or amend the terms of these sales charge waivers.

More information regarding the Fund’s sales charges, breakpoints and waivers is available free of charge on the Fund’s website: www.davidsonmutualfunds.com, by clicking on “Breakpoints and Sales Loads.”

Class C Shares

You can buy Class C shares at the offering price, which is the NAV without an up-front sales charge.  Class C shares are subject to annual Rule 12b-1 distribution and service fees of 1.00%.  Of the 1.00% fee, an annual 0.75% distribution fee compensates your financial intermediary for providing distribution services and an annual 0.25% service fee compensates your financial intermediary for providing ongoing service to you.  Quasar Distributors, LLC (the “Distributor”) pays your financial intermediary a 1.00% up-front sales commission, which includes an advance of the first year’s distribution and service fees.  The Distributor retains the distribution and service fees in the first year to reimburse itself for paying your financial intermediary a 1.00% up-front sales commission and retains the distribution and service fees on accounts with no authorized dealer of record.

If you sell (redeem) your Class C shares within twelve months of purchase, you will have to pay a CDSC of 1.00% which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.  For example, if you purchased $10,000 worth of shares, which due to market fluctuation has appreciated to $15,000, the CDSC will be assessed on your $10,000 purchase.  If that same $10,000 purchase has depreciated to $5,000, the CDSC will be assessed on the $5,000 value.  For purposes of calculating the CDSC, the start of the twelve-month holding period is the first day of the month in which the purchase was made.  The Fund will use the FIFO method when taking the CDSC.

A redemption fee of 1.00%, based on the redeemed share’s market value, will be imposed on redemptions of Class C shares of the Fund held for seven calendar days or less after purchase, using the FIFO method.

Investments of $1 million or more for purchase into Class C will be rejected.  Your financial intermediary is responsible for placing individual investments of $1 million or more into Class I or Class A of the Fund.

Class I Shares

Class I shares of the Fund are offered without any sales charge on purchases or sales and without any ongoing distribution fee. A redemption fee of 1.00%, based on the redeemed share’s market value, will be imposed on redemptions of Class I shares of the Fund held for seven calendar days or less after purchase, using the FIFO method.

Class I shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $250,000, (ii) tax-exempt retirement plans with assets of at least $250,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $250,000, (iv) qualified state tuition plan (529 plan) accounts and (v) high net worth individuals.  The minimum initial investment is waived for wrap fee program accounts.

Table of Contents - Prospectus - Multi-Cap Equity Fund
13

Class I share participants in tax-exempt retirement plans must contact the plan’s administrator to purchase shares.  For plan administrator contact information, participants should contact their respective employer’s human resources department.  Class I share participants in fee-based investment programs should contact the program’s administrator or their financial advisor to purchase shares.  Transactions generally are effected on behalf of a tax-exempt retirement plan participant by the administrator or a custodian, trustee or record keeper for the plan and on behalf of a fee-based investment program participant by their administrator or financial advisor.  Class I share institutional clients may purchase shares either directly or through an authorized dealer.

Waiving Your CDSC
The CDSC may be waived for certain groups or classes of shareholders.  If you fall into any of the following categories, you can redeem Class C shares without a CDSC:

•	You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

•	You will not be assessed a CDSC on Fund shares redeemed for account and transaction fees (e.g., returned investment fee) and redemptions through a systematic withdrawal plan.

•
The CDSC is waived for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70½ according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

•
The CDSC is waived for redemptions made in the event of the last surviving shareholder’s death or for a disability suffered after purchasing shares. (“Disabled” is defined in Internal Revenue Code Section 72(m)(7).)

•	The CDSC is waived for redemptions made at the direction of the Trust in order to, for example, complete a merger or effect the Fund’s liquidation.

•	The Class C shares CDSC is waived if the dealer of record waived its commission with the Fund’s or Advisor’s approval.

The Trust also reserves the right to enter into agreements that reduce or eliminate the CDSC for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here. Contact your selling agent for further information.

More information regarding the Fund’s sales charges and waivers is available free of charge on the Fund’s website:  www.davidsonmutualfunds.com, by clicking on “Breakpoints and Sales Loads.”

Share Price

Shares of the Fund are sold based on the NAV per share, plus any applicable sales charge, which is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  However, the Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The NYSE is closed on weekends and most national holidays.  The NAV will not be calculated on days when the NYSE is closed for trading.

Table of Contents - Prospectus - Multi-Cap Equity Fund
14

Purchase and redemption requests are priced based on the next NAV per share calculated after receipt of such requests.  The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities.  NAV per share is determined by dividing NAV by the number of shares outstanding.  The NAV takes into account the expenses and fees of the Fund, including management and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale.  Therefore, if a shareholder purchases or redeems shares in the Fund when it holds securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.  The Advisor anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

HOW TO PURCHASE SHARES OF THE FUND

There are several ways to purchase shares of the Fund. An account application is used if you send money directly to the Fund by mail or wire.  Payment should be made by check in U.S. dollars and drawn on a domestic financial institution, savings and loan, or credit union, or sent by wire transfer.  Checks should be made payable to the Fund.

The Fund will not accept payment in cash or money orders.  To prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Transfer Agent is unable to accept post-dated checks, or any conditional order or payment.

Table of Contents - Prospectus - Multi-Cap Equity Fund
15

If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.

The Fund does not issue share certificates and the Fund’s shares are not registered for sale outside of the United States.  The Fund reserves the right to reject any purchase in whole or in part.  If you have questions about how to invest, or about how to complete the account application, please call an account representative at 1‑877‑332‑0529.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1‑877‑332‑0529 if you need assistance when completing your account application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

You may Purchase Shares through an Investment Broker

You may buy and sell shares of the Fund through certain brokers (and their agents, together “brokers”) that have made arrangements with the Fund.  An order placed with such a broker is treated as if it was placed directly with the Fund, and will be executed at the next share price calculated by the Fund.  Brokers may be authorized by the Fund’s principal underwriter to designate other brokers and financial intermediaries to accept orders on the Fund’s behalf.  An order is deemed to be received when the Fund, a Broker or, if applicable, a Broker’s authorized designee accepts the order.  Your shares will be held in the broker’s name, and the broker will maintain your individual ownership information.  The Fund or Advisor may pay the broker for maintaining these records as well as providing other shareholder services.  In addition, the broker may charge you a fee for handling your order.  The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.

You may Send Money to the Fund by Mail

If you wish to invest by mail, simply complete the account application and mail it with a check (made payable to Davidson Multi-Cap Equity Fund) to the Transfer Agent at the following address:

Regular Mail	Overnight Delivery
Davidson Multi-Cap Equity Fund	Davidson Multi-Cap Equity Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Table of Contents - Prospectus - Multi-Cap Equity Fund
16

Note:  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.

You may Wire Money to the Fund

If you are making your first investment in the Fund, before you wire funds, please contact the Fund by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery or facsimile.  Upon receipt of your completed account application, your account will be established and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

You may then instruct your bank to initiate the wire.  Prior to sending the wire, please call the Fund at 1‑877‑332‑0529 to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the Fund’s name, your name and account number so that your wire can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No.: 075000022
Credit:  U.S. Bancorp Fund Services, LLC
A/C No.: 112-952-137
FFC:	Davidson Multi-Cap Equity Fund
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing.  Neither the Fund nor U.S. Bank N.A. is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Please contact the Transfer Agent prior to sending a wire in order to ensure proper credit.  If you are making a subsequent purchase, your bank should wire funds as indicated above.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1‑877‑332‑0529.  Your bank may charge you a fee for sending a wire payment to the Fund.

When is Money Invested in the Fund?

Your share price will be the next NAV per share (plus any applicable sales charge) calculated after the Transfer Agent or your broker receives your request in good order.  “Good order” means that your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to the Fund in which you are investing.  All requests received in good order before 4:00 p.m., Eastern Time will be processed on that same day.  Requests received after 4:00 p.m., Eastern Time will be based on the next business day’s NAV per share.

Table of Contents - Prospectus - Multi-Cap Equity Fund
17

What is the Price of the Fund?

Class A shares of the Fund are sold at NAV per share plus any applicable sales charge; Class C shares of the Fund are sold at NAV per share; Class I shares of the Fund are sold at NAV per share.  The Fund’s NAV per share, or price per share, is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of its shares outstanding.  The Fund’s assets are the market value of securities held in its portfolio, plus any cash and other assets.  The Fund’s liabilities are fees and expenses it owes.  The number of Fund shares outstanding is the amount of shares which have been issued to shareholders.  The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the NAV per share next calculated after your order is received and accepted.

Conversion Feature
If consistent with your financial intermediary’s program, Class A and Class C shares of the Fund that have been purchased by a financial intermediary on behalf of clients participating in (i) 401(k) plans, Section 457 deferred compensation plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans (ii) investment advisory clients of the Advisor (iii) eligible institutions or (iv) investment programs in which the clients pay an all-inclusive fee, such as a wrap fee, or other fee-based program, may be converted into Class I shares of the Fund if the financial intermediary satisfies any then-applicable eligibility requirements for investment in Class I shares of the Fund.  Any such conversion will be effected at net asset value without the imposition of any fee or other charges by the Fund.   Please contact your financial intermediary about any fees that it may charge.

MINIMUM INVESTMENTS

The minimum initial and subsequent investment amounts for the Fund’s Class A and Class C shares are shown in the table below:

Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$2,500	Any amount
IRAs (Traditional, Roth, SEP, and SIMPLE IRAs)	$2,500	Any amount
401(k), Pension or Other Types of ERISA Accounts	Any amount	Any amount
Automatic Investment Plan Accounts	$2,500	$100

Class I shares for the Fund require a minimum investment of $250,000, are generally available for purchase only by institutional investors, retirement accounts or high net worth individuals and have no minimum subsequent investment requirements, provided the other eligibility requirements for purchase are met.  The minimum initial investment is waived for wrap fee program accounts investing in Class I.

The Fund’s minimum investment requirements may be waived from time to time by the Advisor, and for the following types of shareholders:

•
current and retired employees, directors/trustees and officers of the Trust, the Advisor and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);

•	any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Advisor and its affiliates;

Table of Contents - Prospectus - Multi-Cap Equity Fund
18

•
current employees of the Transfer Agent, broker-dealers who act as selling agents for the Fund, intermediaries that have marketing agreements in place with the Advisor and the immediate family members of any of them;

•	existing clients of the Advisor, their employees and immediate family members of such employees;

•	registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s distributor; and

•	qualified broker-dealers who have entered into an agreement with the Fund’s distributor.

Subsequent Investments

By Mail
You may purchase additional shares of the Fund by sending a check, with the stub from an account statement, to the Fund at the address above.  Please also write your account number on the check.  If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.  If you want to invest additional money by wire, it is important for you to first call the Fund at 1‑877‑332‑0529.

By Telephone
If you have been authorized to perform telephone transactions (either by completing the required portion of your account application or by subsequent arrangement in writing with the Fund), you may purchase additional shares by calling the Fund toll-free at 1-877-332-0529.  You may not make your initial purchase of Fund shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the ACH network.  Your account must be open for at least 15 calendar days and you must have banking information established on your account prior to making a telephone purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern Time, shares will be purchased at the NAV next calculated, plus any applicable sales charge.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Automatic Investment Plan (“AIP”)

You may make regular monthly investments in the Fund using the AIP.  In order to participate in the AIP, your financial institution must be an Automated Clearing House (“ACH”) member.  An ACH debit is drawn electronically against your account at a financial institution of your choice.  Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the next calculated NAV per share plus any applicable sales charge.  There is no charge by the Fund for this service.  The Fund may terminate or modify this privilege at any time.  You may terminate or modify your participation by notifying the Transfer Agent at least five days prior to the effective date.  Once the initial minimum investment of $2,500 for regular accounts and IRAs is made, the subsequent minimum monthly investment amount is $100.  A request to change bank information may require a signature guarantee or a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.  Additionally, the Transfer Agent will charge a $25 fee for any payment returned as unpaid.  You will also be responsible for any losses suffered by the Fund as a result.  To establish the AIP, an investor must complete the appropriate section of the account application.  For additional information on the AIP, please call the Transfer Agent at 1‑877‑332‑0529.

Table of Contents - Prospectus - Multi-Cap Equity Fund
19

HOW TO REDEEM YOUR SHARES

You have the right to redeem all or any portion of your shares of the Fund at their next calculated NAV per share on each day the NYSE is open for trading.  A redemption may result in recognition of a gain or loss for federal income tax purposes.

Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.  Shares held in IRA or other retirement accounts may be redeemed by telephone at 1-877-332-0529.  IRA investors will be asked whether or not to withhold taxes from any distribution.

Redemptions in Writing

You may redeem your shares by simply sending a written request to the Fund.  Please provide the Fund’s name, your name, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all of the shareholders whose names appear in the account registration.  Please have the signatures guaranteed, if applicable.  You should send your redemption request to:

Regular Mail	Overnight Delivery
Davidson Multi-Cap Equity Fund	Davidson Multi-Cap Equity Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note:   The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Fund’s Transfer Agent.

Redemptions by Telephone

If you authorized the telephone redemption option on your account application, you may redeem up to $100,000 of your shares on any business day the NYSE is open by calling the Transfer Agent at 1‑877‑332‑0529 before the close of trading on the NYSE.  Redemption proceeds will be sent on the next business day to the address that appears on the Transfer Agent’s records.  If you request, redemption proceeds will be wired on the next business day to your designated bank account, or sent via electronic funds transfer through the ACH network to your predetermined bank account.  The minimum amount that may be wired is $1,000.  Wire charges, currently $15, will be deducted from your account balance on dollar specific trades.  If you are redeeming your entire account or are requesting a redemption for a specific share amount, the wire charge will be deducted from the redemption proceeds.  In the case of a partial redemption or a certain dollar redemption, the fee will be deducted above and beyond the requested redemption amount.  There is no charge to have proceeds sent by electronic funds transfer and credit is typically available in two to three business days.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 days before the redemption request.    Once a telephone transaction has been placed, it cannot be canceled or modified.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Table of Contents - Prospectus - Multi-Cap Equity Fund
20

By establishing telephone redemption privileges, you authorize the Fund and the Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the financial institution account designated on the account application.  The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions.  If these normal identification procedures are followed, neither the Fund nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.  The Fund may change, modify, or terminate these privileges at any time upon at least 60 days’ notice to shareholders.

You may request telephone redemption privileges after your account is opened; however, the authorization form may require a separate signature guarantee or signature verification from a Signature Validation Program member or other form of authentication from a financial institution source.  Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.  If this occurs, you may make your redemption request in writing.

Signature Guarantees

A signature guarantee, from either a Medallion program member or non-Medallion program member, is required to redeem shares in the following situations:

—	When ownership is being changed on your account;

—	When redemption proceeds are payable to or sent to any person, address or bank account not on record;

—	If a change of address request has been received by the Transfer Agent within the last 15 calendar days; or

—	For all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee or signature validation program stamp in other instances based on the facts and circumstances.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not a signature guarantor.

Systematic Withdrawal Plan (“SWP”)

The Fund offers a SWP whereby you may request that a check drawn in a predetermined amount be sent to you monthly, quarterly or annually.  To start the SWP, your account must have Fund shares with a value of at least $5,000, and the minimum amount that may be withdrawn each month or quarter is $100.  The SWP may be terminated or modified by you or the Fund at any time without charge or penalty.  Termination and modification of your SWP should be provided to the Transfer Agent five business days prior to the next withdrawal.  A withdrawal under the SWP involves a redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  The redemption fee will be waived on sales of Fund shares due to participation in the SWP.

Table of Contents - Prospectus - Multi-Cap Equity Fund
21

Payment of Redemption Proceeds

You may redeem Fund shares at a price equal to the NAV per share next determined after the Transfer Agent receives your redemption request in good order.  Shareholders should contact the Transfer Agent at 1‑877‑332‑0529 for further information concerning documentation required for redemption of Fund shares.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received in good order by the Fund before the close of the regular trading session of the NYSE (generally, 4:00 p.m., Eastern Time) will usually be sent to the bank you indicate or mailed on the following day to the address of record.  Payment for shares redeemed will be sent to you typically within one to two business days, but no later than the seventh calendar day after receipt of the redemption request by the Transfer Agent.  However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the SEC.
If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 15 calendar days).  This delay can be avoided by investing by wire to make your purchase.  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.

Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Fund’s shareholders.

Other Redemption Information

Your redemption proceeds are net of any CDSC fees and/or redemption fees.

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act.  Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of the Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (redemption-in-kind).  It is not expected that the Fund would do so except in unusual circumstances.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.  A redemption, whether in cash or in-kind, is a taxable event for you.

Due to the relatively high cost of maintaining smaller accounts, the shares in your account (unless it is a retirement plan or Uniform Gifts or Transfers to Minors Act account) may be redeemed by the Fund if, due to redemptions you have made, the total value of your account falls below the minimum initial investment.  If the Fund determines to make such an involuntary redemption, you will first be notified that the value of your account is less than the minimum initial investment, and you will be allowed 30 days to make an additional investment to bring the value of your account to at least the minimum initial investment before the Fund takes any action.

Table of Contents - Prospectus - Multi-Cap Equity Fund
22

Tools to Combat Frequent Transactions

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include monitoring trading practices, imposing redemption fees and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Fund believes is consistent with shareholder interests.

Monitoring Trading Practices
The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the 1940 Act, the Fund’s Distributor, on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

Redemption Fee
The Fund charges a 1.00% redemption fee on the redemption of Fund shares held for 7 calendar days or less.  This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The FIFO method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends or on sales of Fund shares due to participation in the Systematic Withdrawal Plan.  Although the Fund has the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

Table of Contents - Prospectus - Multi-Cap Equity Fund
23

Fair Value Pricing
The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor to the Fund does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

More detailed information regarding fair value pricing can be found under the heading titled, “YOUR ACCOUNT WITH THE FUND – Share Price.”

DISTRIBUTION OF FUND SHARES

Distributor

Quasar Distributors, LLC, an affiliate of the Transfer Agent, 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, is the distributor for the shares of the Fund.  Quasar Distributors, LLC is a registered broker-dealer and a member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Distribution and Service (Rule 12b-1) Plan

The Trust has adopted a plan pursuant to Rule 12b-1 that allows the Fund’s Class A shares and Class C shares to pay distribution and service fees for the sale, distribution and servicing of its shares.  The plan provides for the payment of a distribution and service fee at the annual rate of 0.25% and 1.00% of average daily net assets of the Fund’s Class A shares and Class C shares, respectively.  Because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution and Service Fees – Other Payments to Third Parties

In addition to the fees that the Fund may pay to its Transfer Agent, the Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to service fees paid by the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on its sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

Table of Contents - Prospectus - Multi-Cap Equity Fund
24

GENERAL POLICIES

Some of the following policies are mentioned above.  In general, the Fund reserves the right to:

—	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;

—
Reject any purchase request for any reason.  Generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading);

—
Redeem all shares in your account if your balance falls below the Fund’s minimum initial investment requirement due to redemption activity.  If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;

—	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Fund; and

—	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may also mail your request to the Fund at the address listed under “How to Purchase Shares of the Fund.”

Your financial intermediary may establish policies that differ from those of the Fund.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your financial intermediary for details.

Class A shares of the Fund may not be exchanged for, or converted to, Class C shares of the Fund and vice versa.

Inactive Accounts
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Fund Mailings
Statements and reports that the Fund sends to you include the following:

•	Confirmation statements (after every transaction that affects your account balance or your account registration);

Table of Contents - Prospectus - Multi-Cap Equity Fund
25

•	Annual and semi-annual shareholder reports (every six months); and

•	Quarterly account statements.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1‑877‑332‑0529 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income, if any, are normally declared and paid by the Fund typically in December. Capital gain distributions, if any, are also normally made in December, but the Fund may make an additional payment of dividends or capital gain distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options:

(1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distributions in cash while reinvesting dividends in additional Fund shares; or (3) receive all distributions in cash. Distributions are taxable whether received in cash or additional Fund shares.

If you elect to receive any distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.  If you wish to change your distribution option, notify the Transfer Agent in writing or by telephone at least five (5) days in advance of the payment date for the distribution.

Any dividend or capital gain distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution.  You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in an economic sense, a partial return of capital to you.

TAX CONSEQUENCES

The Fund intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, the Fund will not be subject to federal income tax if it distributes its taxable income as required by the tax law and satisfies certain other requirements that are described in the SAI.

Distributions made by the Fund will be taxable to shareholders whether received in shares (through reinvestment) or in cash.  Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income or, under current law, as qualified dividend income.  Distributions reported as capital gain dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held.  There is no requirement that the Fund take into consideration any tax implications when implementing its investment strategy.  Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.  Qualified dividend income, the amount of which will be reported to you by the Fund, is taxed at a maximum federal rate of 20%.  The eligibility for qualified dividend tax rates depends on the underlying investments of the Fund.  Some or all of your distributions may not be eligible for this preferential tax rate.  A 3.8% surtax applies to net investment income (which generally will include dividends and capital gains from an investment in the Fund) of shareholders with adjusted gross income over $200,000 for single filers and $250,000 for married joint filers.  Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in January are taxable as if received the prior December.  You should consult your own advisor concerning federal, state and local taxation of distributions from the Fund.

Table of Contents - Prospectus - Multi-Cap Equity Fund
26

By law, the Fund must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

If you sell your Fund shares, it is a taxable event for you.  Depending on the purchase and sale price of the shares you sell you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction and your investment in the Fund.  The Code limits the deductibility of capital losses in certain circumstances.

Additional information concerning the taxation of the Fund and its shareholders is contained in the SAI.  Tax consequences are not the primary consideration of the Fund in making its investment decisions.  You should consult your own tax advisor concerning federal, state and local taxation of distributions from the Fund.

INDEX DESCRIPTIONS

Please note that you cannot invest directly in an index.  The figures presented in the average annual total returns table reflect all dividends reinvested.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Table of Contents - Prospectus - Multi-Cap Equity Fund
27

FINANCIAL HIGHLIGHTS

The financial highlights tables below are intended to help you understand the Fund’s financial performance for the period of the Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

Davidson Multi-Cap Equity Fund – Class A
For a share outstanding throughout each year
	Year Ended June 30,
	2016		2015		2014		2013	2012
Net asset value, beginning of year	$22.96		$22.61		$18.99		$15.78	$16.55

Income from investment operations:
Net investment income	0.19	^	0.06	^	0.22	^	0.17	0.09
Net realized and unrealized gain/(loss) on investments	(0.54)		1.31		4.43		3.41	0.06
Total from investment operations	(0.35)		1.37		4.65		3.58	0.15

Less distributions:
From net investment income	(0.07)		(0.21)		(0.14)		(0.11)	(0.08)
From net realized gain on investments	(0.81)		(0.81)		(0.89)		(0.26)	(0.84)
Total distributions	(0.88)		(1.02)		(1.03)		(0.37)	(0.92)

Net asset value, end of year	$21.73		$22.96		$22.61		$18.99	$15.78

Total return	-1.46%		6.34%		25.06%		23.01%	1.64%

Ratios/supplemental data:
Net assets, end of year (thousands)	$52,476		$53,419		$48,498		$48,355	$36,483
Ratio of expenses to average net assets:
Before fee waiver	1.34%		1.36%		1.38%		1.42%	1.51%
After fee waiver	1.15%		1.15%		1.15%		1.15%	1.15%
Ratio of net investment income to average net assets:
Before fee waiver	0.71%		0.05%		0.80%		0.73%	0.24%
After fee waiver	0.90%		0.26%		1.03%		1.00%	0.60%
Portfolio turnover rate	25.30%		13.91%		11.59%		21.49%	13.95%
^	Per share numbers have been calculated using the average shares method.

Table of Contents - Prospectus - Multi-Cap Equity Fund
28

Davidson Multi-Cap Equity Fund – Class C
For a share outstanding throughout each year
	Year Ended June 30,

	2016		2015		2014		2013	2012
Net asset value, beginning of period	$22.41		$22.11		$18.61		$15.52	$16.33

Income from investment operations:
Net investment income/(loss)	0.03	^	(0.11)	^	0.07	^	0.04	(0.02)
Net realized and unrealized gain/(loss) on investments	(0.53)		1.28		4.33		3.35	0.06
Total from investment operations	(0.50)		1.17		4.40		3.39	0.04

Less distributions:
From net investment income	(0.00)	#	(0.06)		(0.01)		(0.04)	(0.01)
From net realized gain on investments	(0.81)		(0.81)		(0.89)		(0.26)	(0.84)
Total distributions	(0.81)		(0.87)		(0.90)		(0.30)	(0.85)

Redemption fees retained	--		--		0.00	#^	--	--

Net asset value, end of year	$21.10		$22.41		$22.11		$18.61	$15.52

Total return	-2.18%		5.54%		24.13%		22.06%	0.90%

Ratios/supplemental data:
Net assets, end of period (thousands)	$23,007		$23,335		$19,825		$14,314	$10,800
Ratio of expenses to average net assets:
Before fee waiver	2.09%		2.11%		2.13%		2.16%	2.27%
After fee waiver	1.90%		1.90%		1.90%		1.90%	1.90%
Ratio of net investment income/(loss) to average net assets:
Before fee waiver	(0.04)%		(0.69)%		0.11%		(0.01)%	(0.53)%
After fee waiver	0.15%		(0.48)%		0.34%		0.25%	0.16%
Portfolio turnover rate	25.30%		13.91%		11.59%		21.49%	13.95%
^ Per share numbers have been calculated using the average shares method.
# Amount is less than $0.01.

Table of Contents - Prospectus - Multi-Cap Equity Fund
29

Davidson Multi-Cap Equity Fund – Class I
For a share outstanding throughout each period
	Year Ended	Year Ended		October 30, 2013* through
	June 30, 2016	June 30, 2015		June 30, 2014
Net asset value, beginning of period	$22.94	$22.59		$21.21

Income from investment operations:
Net investment income^	0.25	0.12		0.23
Net realized and unrealized gain/(loss) on investments	(0.54)	1.30		2.24
Total from investment operations	(0.29)	1.42		2.47

Less distributions:
From net investment income	(0.10)	(0.26)		(0.20)
From net realized gain on investments	(0.81)	(0.81)		(0.89)
Total distributions	(0.91)	(1.07)		(1.09)

Redemption fee retained	--	$0.00	#^	--

Net asset value, end of period	$21.74	$22.94		$22.59

Total return	-1.22%	6.61%		12.15% ‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$27,865	$24,991		$18,183
Ratio of expenses to average net assets:
Before fee waivers	1.09%	1.11%		1.15% †
After fee waivers	0.90%	0.90%		0.90% †
Ratio of net investment income to average net assets:
Before fee waivers	0.96%	0.32%		1.38% †
After fee waivers	1.15%	0.53%		1.63% †
Portfolio turnover rate	25.30%	13.91%		11.59% ‡
* Commencement of operations.
# Amount is less than $0.01.
^ Per share numbers have been calculated using the average shares method.
‡ Not annualized.
† Annualized.

Table of Contents - Prospectus - Multi-Cap Equity Fund
30

Investment Advisor
Davidson Investment Advisors, Inc.
Davidson Building
8 Third Street North
Great Falls, Montana 59401-3155

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Table of Contents - Prospectus - Multi-Cap Equity Fund
31

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Table of Contents - Prospectus - Multi-Cap Equity Fund
32

DAVIDSON MULTI-CAP EQUITY FUND

A series of Advisors Series Trust
www.davidsonmutualfunds.com

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports (collectively, the “Shareholder Reports”) provide the most recent financial statements and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

The SAI and the Shareholder Reports are available free of charge on the Fund’s website at www.davidsonmutualfunds.com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquires about the Fund by calling the Fund (toll-free) at 1‑877‑332‑0529 or by writing to:

DAVIDSON FUNDS
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551‑8090.  Reports and other information about the Fund are also available:

•	Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov;

•	For a fee, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549‑1520; or

•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811‑07959.)

Table of Contents - Prospectus - Multi-Cap Equity Fund
33

DAVIDSON INTERMEDIATE FIXED INCOME FUND

Class A	Not available for purchase
Class I	Not available for purchase

www.davidsonmutualfunds.com

PROSPECTUS

A series of Advisors Series Trust (the “Trust”).

October 28, 2016

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus - Intermediate Fixed Income Fund

SUMMARY SECTION

Investment Objective
The Davidson Intermediate Fixed Income Fund (the “Intermediate Fund”) seeks income and the preservation of principal.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on page 14 of the Fund’s statutory Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 50 of the Fund’s Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.75%	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%	0.35%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses(1)	0.63%	0.63%
Total Annual Fund Operating Expenses	1.23%	0.98%
Less: Fee Waiver and Expense Reimbursement	-0.29%	-0.29%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	0.94%	0.69%
(1)	Other expenses are based on estimated amounts for the current fiscal year.
(2)
Davidson Investment Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its management fees and pay expenses of the Intermediate Fund to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”),  taxes, interest expenses, dividends on securities sold short and extraordinary expenses) do not exceed 0.94% of average daily net assets of the Fund’s Class A shares and 0.69% of average daily net assets of the Fund’s Class I shares (the “Expense Caps”).  The Expense Caps will remain in effect through at least October 27, 2017, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.  This Example is intended to help you compare the cost of investing in the Intermediate Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$368	$627
Class I	$70	$283

Portfolio Turnover. The Intermediate Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Table of Contents - Prospectus - Intermediate Fixed Income Fund
1

Principal Investment Strategies of the Intermediate Fund

The Intermediate Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.  The fixed income securities in which the Fund will generally invest include those of governments, agencies, inflation-protected securities, asset-backed securities, municipal bonds and companies across a wide range of industries and market capitalizations and are generally rated within the BBB-category or better by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or the Baa3 category or better by Moody’s Investors Services, Inc. (“Moody’s”).  The Fund normally invests within the intermediate term structure of the yield curve and will seek to achieve its investment objective through duration tilts, sector allocations, credit exposures, and security selection.  The maturities of the securities in which the Fund expects to invest will generally range from 1 to 10 years.  The average-dollar weighted maturity of the securities in which the Fund expects to invest will generally range from 3 to 10 years.  Duration tilts may be interpreted as differences in the duration of the Fund relative to duration of the benchmark.  Duration is a measure of the sensitivity of the Fund’s NAV to interest rate movements.  For fixed-coupon bonds, duration can be intuitively defined as the average maturity of all bond payments, where each payment is weighted by its value.  Duration tilts will be limited from 75% to 125% of the Barclays Capital Intermediate Government/Credit Index.  The Advisor determines that a particular security should be purchased by evaluating macroeconomic factors including interest rate trends, monetary policy, inflation outlook, treasury supply and demand, interest rate volatility, the strategy duration target, and yield curve position.

The Intermediate Fund may seek to enhance returns through the use of other investment strategies such as the use of options (for hedging purposes), investment in foreign securities, and in other investment companies including exchange-traded funds (“ETFs”).  The Fund may invest up to 20% of its net assets in put and call options.  The Fund may invest up to 25% of its net assets in foreign securities, including in emerging markets.  Through its investment in foreign securities, the Fund may invest up to 20% of its net assets in American Depositary Receipts (“ADRs”).  The Fund also may invest up to 20% of its net assets in other investment companies and may invest in the securities of small and medium-sized companies.

The Advisor may sell a position if the fundamentals have deteriorated, a security becomes fully valued, or for purposes of portfolio construction and risk management.  The Advisor may also sell a position if a better alternative becomes available.

At the discretion of the Advisor, the Intermediate Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, political or other conditions.

Principal Risks of Investing in the Intermediate Fund
Losing all or a portion of your investment is a risk of investing in the Intermediate Fund.  The following principal risks could affect the value of your investment:

•
General Market Risk.  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

•
Asset-Backed Securities Risk.  Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.  When interest rates decline, the prepayment of assets underlying such securities may require the Intermediate Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

Table of Contents - Prospectus - Intermediate Fixed Income Fund
2

•
Credit Risk.  The Intermediate Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations and does not make interest or principal payments when they are due.

•
ETF and Mutual Fund Risk.  When the Fund invests in a mutual fund or ETF, it will bear additional expenses based on its pro rata share of the mutual fund’s or ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning a mutual fund or ETF generally reflects the risks of owning the underlying securities the mutual fund or ETF holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Foreign and Emerging Market Securities Risk.  Foreign securities are subject to special risks.  Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments.  Securities markets of other countries are generally smaller than U.S. securities markets.  The risks are enhanced in emerging markets.

•
Foreign Governments Investment Risk.  The issuer of the foreign debt or the governmental authorities that control the repayment of such debt may be unable or unwilling to repay principal or interest when due, and the Intermediate Fund may have limited recourse in the event of a default.  The market prices of debt obligations of foreign governments and their agencies, and the Intermediate Fund’s net asset value (“NAV”), may be more volatile than prices of U.S. debt obligations.

•	Government-Sponsored Entities Risk. Securities issued by government-sponsored entities may not be backed by the full faith and credit of the United States.

•
Inflation Protected Securities Risk.  Inflation protected securities include the risk that the rate of inflation will be lower than expected or that the relevant index intended to measure the rate of inflation will not accurately measure the rate of inflation and the securities will not work as intended.

•
Interest Rate Risk.  The risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•
Issuer Risk.  The value of securities held by the Intermediate Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to reasons directly related to the issuer, including management performance, financial leverage, and reduced demand for the issuer’s goods and services.

•
Management Risk.  Your investment in the Intermediate Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

•	New Fund Risk. The Intermediate Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•
Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•
Small and Medium Companies Risk.  Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic price changes than larger, more established companies.

Table of Contents - Prospectus - Intermediate Fixed Income Fund
3

The Intermediate Fund may be appropriate for investors who:

•	Have a long-term investment horizon; and

•	Want to add an investment with potential for income and to diversify their investment portfolio.

Performance
When the Intermediate Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund’s website at www.davidsonmutualfunds.com or by calling the Fund toll-free at 1-877-332-0529.

Management
Investment Advisor. Davidson Investment Advisors, Inc. is the Fund’s investment advisor.

Portfolio Managers. The Advisor uses a team approach for portfolio management.  Of the ten investment team members, Edward P. Crotty, CFA, Senior Vice President and Chief Investment Officer, and Robert F. Kern, CFA, Vice President and Portfolio Manager, are the members of the investment team principally responsible for the day-to-day management of the Intermediate Fund’s portfolio and serve as co-portfolio managers of the Fund.

Purchase and Sale of Fund Shares
You may purchase or redeem Intermediate Fund shares on any business day by written request via mail (Davidson Intermediate Fixed Income Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by telephone at 1-877-332-0529, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts for Class A shares are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$2,500	Any amount
Individual Retirement Accounts (“IRAs”) (Traditional, Roth, SEP, and SIMPLE IRAs)	$2,500	Any amount
401(k), Pension or Other Types of ERISA Accounts	Any amount	Any amount
Automatic Investment Plan Accounts	$2,500	$100

Class I shares require a minimum investment of $250,000, are generally available for purchase only by institutional investors, retirement accounts or high net worth individuals and have no minimum subsequent investment requirements, provided the other eligibility requirements for purchase are met.  The minimum initial investment is waived for wrap fee program accounts investing in Class I.

Tax Information
The Intermediate Fund’s distributions are taxable, and, unless you are investing through a tax-deferred vehicle, distributions will be taxed as ordinary income or capital gains.  Distributions on investments made through tax-deferred vehicles such as 401(k) plans or IRAs may be taxed upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Intermediate Fund through a broker-dealer or other financial intermediary, the Fund and/or the Advisor or its affiliates may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus - Intermediate Fixed Income Fund
4

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

Principal Investment Strategies

The Intermediate Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.  The fixed income securities in which the Fund will generally invest include those of governments, agencies, inflation-protected securities, asset-backed securities, municipal bonds and companies across a wide range of industries and market capitalizations and are generally rated within the BBB- category or better by Standard & Poor’s or the Baa3 category or better by Moody’s.  The Fund normally invests within the intermediate term structure of the yield curve and will seek to achieve its investment objective through duration tilts, sector allocations, credit exposures, and security selection. The maturities of securities in which the Fund expects to invest will range from 1 to 10 years.  The average-dollar weighted maturity of the securities in which the Fund expects to invest will generally range from 3 to 10 years.  Duration tilts may be interpreted as differences in the duration of the Fund relative to duration of the benchmark.  Duration is a measure of the sensitivity of the Fund’s NAV to interest rate movements.  For fixed-coupon bonds, duration can be intuitively defined as the average maturity of all bond payments, where each payment is weighted by its value.  Duration tilts will be limited from 75% to 125% of the Barclays Capital Intermediate Government/Credit Index.  The Advisor determines that a particular security should be purchased by evaluating macroeconomic factors including interest rate trends, monetary policy, inflation outlook, treasury supply and demand, interest rate volatility, the strategy duration target, and yield curve position.

The Intermediate Fund may seek to enhance returns through the use of other investment strategies such as the use of options (for hedging purposes), investment in foreign securities, and in other investment companies including ETFs. The Fund may invest up to 20% of its net assets in put and call options.  The Fund may invest up to 25% of its net assets in foreign securities, including in ADRs and emerging markets.  Through its investment in foreign securities, the Fund may invest up to 20% of its net assets in ADRs.  The Fund may invest up to 20% of its net assets in other investment companies and may invest in the securities of small and medium-sized companies.  Put and call options on fixed income securities and investments in other investment companies that invest predominately in fixed income securities are considered fixed income investments for purposes of the “80% test” described in the preceding paragraph.

The Advisor may sell a position if the fundamentals have deteriorated, a security becomes fully valued, or for purposes of portfolio construction and risk management.  The Advisor may also sell a position if a better alternative becomes available.

Because the Intermediate Fund may invest in one or more underlying investment companies (i.e., mutual funds and ETFs), investors will indirectly bear a proportionate share of any fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the expenses of the Fund.  Actual underlying fund expenses are expected to vary with changes in the allocation of the Fund’s assets among various underlying investment companies.

Temporary or Cash Investments.  Under normal market conditions, the Intermediate Fund will stay fully invested according to its principal investment strategies as noted above.  The Fund, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, political or other conditions.  This may result in the Fund not achieving its investment objective during that period.

Table of Contents - Prospectus - Intermediate Fixed Income Fund
5

For longer periods of time, the Intermediate Fund may hold a substantial cash position.  If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested.  To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s management fees and operational expenses.

Related Risks
The risk exists that you could lose money on your investment in the Intermediate Fund.  The principal risks of investing in the Fund that may adversely affect the Fund’s NAV or total return are discussed below.

By itself, the Intermediate Fund is not a complete, balanced investment plan and the success of the Fund cannot be predicted.

General Market Risk.  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Asset-Backed Securities Risk.  Asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables held in trust.  Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, these securities may exhibit additional volatility.  This is known as extension risk.  In addition, these securities are subject to prepayment risk, which is the risk that when interest rates decline or are low but are expected to rise, borrowers may pay off their debts sooner than expected.  This can reduce the returns of the Intermediate Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.  This is also known as contraction risk.  These securities also are subject to risk of default on the underlying assets, particularly during period of economic downturn.

Credit Risk.  The Intermediate Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations.  The downgrade of the credit of a security held by the Fund may decrease its value.  Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.  Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

ETF and Mutual Fund Risk.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities it holds.  Many ETFs seek to replicate a specific benchmark index.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. The Fund also will incur brokerage costs when it purchases ETFs.  Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

Table of Contents - Prospectus - Intermediate Fixed Income Fund
6

Foreign and Emerging Market Securities Risk.  The Intermediate Fund may invest in foreign securities, which may be subject to special risks. The Fund’s returns and NAV may be affected by several factors, including those described below.

Foreign securities are also subject to higher political, social and economic risks.  These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments.  Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.

Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Intermediate Fund’s investments.  The exchange rates between the U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of the Intermediate Fund’s investments.

Emerging market countries entail greater investment risk than developed markets.  Such risks could include government dependence on few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government and volatile markets.

Foreign Governments Investment Risk.  The issuer of the foreign debt or the governmental authorities that control the repayment of such debt may be unable or unwilling to repay principal or interest when due, and the Intermediate Fund may have limited recourse in the event of a default.  The market prices of debt obligations of foreign governments and their agencies, and the Fund’s NAV, may be more volatile than prices of U.S. debt obligations.

Government-Sponsored Entities Risk.  Securities issued or guaranteed by government-sponsored entities may not be guaranteed or insured by the United States Government, and may only be supported by the credit of the issuing agency, which depends entirely on its own resources to repay the debt.

Inflation Protected Securities Risk.  Inflation protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation.  There is always the risk that the rate of inflation will be lower than expected or that the relevant index intended to measure the rate of inflation will not accurately measure the rate of inflation and the securities will not work as intended.

Interest Rate Risk.  Interest rate risk is the risk that fixed income securities and other instruments in the Intermediate Fund’s portfolio will decline in value because of an increase in interest rates.  As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease.  A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.  Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.  The values of equity and other non-fixed income securities may also decline due to fluctuations in interest rates.  Inflation-indexed bonds, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise.  In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.  Conversely, floating rate securities will not generally increase in value if interest rates decline.  Inverse floating rate securities may decrease in value if interest rates increase.  Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality.  When the Intermediate Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares.  It is likely there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, including falling market values and reduced liquidity.  Substantial redemptions from bond and other income funds may worsen that impact.  Other types of securities also may be adversely affected from an increase in interest rates.

Table of Contents - Prospectus - Intermediate Fixed Income Fund
7

Issuer Risk.  The value of securities held by the Intermediate Fund may also experience sudden, unpredictable drops in value or long periods of decline in value due to reasons directly related to the issuer, including management performance, financial leverage, and reduced demand for the issuer’s goods and services.  Securities may also lose value because of factors affecting the securities market generally such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates, or investor sentiment.

Management Risk.  The skill of the Advisor will play a significant role in the Intermediate Fund’s ability to achieve its investment objective.  The Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods.  In addition, the Fund’s ability to achieve its investment objective depends on the Advisor’s ability to select stocks, particularly in volatile stock markets.  The Advisor could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.  Neither the Trust nor the Advisor can guarantee that the Fund will achieve its investment objective.

New Fund Risk.  The Intermediate Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  The Board can liquidate the Fund without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Intermediate Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Small and Medium Companies Risk.  Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic price changes than larger, more established companies.  Small and medium capitalization companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.  Securities of those companies may have limited market liquidity and their prices may be more volatile.

Table of Contents - Prospectus - Intermediate Fixed Income Fund
8

Disclosure of Portfolio Holdings
A description of the Intermediate Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.  Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Fund’s annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The Advisor intends to prepare a marketing sheet within 15 days of quarter end that details the Fund’s top 10 holdings.  From time to time, the Advisor may select certain portfolio characteristics for distribution to the public on the Fund’s website at www.davidsonmutualfunds.com, with such frequencies and lag times as the Advisor determines to be in the best interests of shareholders.

MANAGEMENT OF THE FUND

Investment Advisor

Davidson Investment Advisors, Inc. is the Intermediate Fund’s investment advisor and provides discretionary investment advisory services to the Fund pursuant to an investment advisory agreement between the Advisor and the Trust (the “Advisory Agreement”).  The Advisor’s corporate headquarters is located at The D.A. Davidson Building, 8 Third Street North, Great Falls, Montana 59401-3155.  The Advisor has provided investment advisory services to individuals, banks, pension and profit sharing plans, trusts, estates, foundations and corporations since 1975.  The Advisor has provided investment advisory services to the Fund since its inception.  The Advisor is a wholly-owned subsidiary of D.A. Davidson Companies, a financial services holding company.

The Advisor provides the Intermediate Fund with advice on buying and selling securities.  The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund.  For its services, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly, equal to 0.35% of the Fund’s average daily net assets.

The Intermediate Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series, except for the Davidson Multi-Cap Equity Fund and Davidson Equity Income Fund.

A discussion regarding the basis for the Board’s approval of the Advisory Agreement for the Fund is available in the Fund’s semi-annual report for the period ended December 31, 2015.

Portfolio Managers

The Advisor uses a team approach for portfolio management.  Of the ten investment team members, Edward P. Crotty, CFA and Robert F. Kern, CFA are principally responsible for the day-to-day management of the Intermediate Fund’s portfolio and serve as co-portfolio managers of the Fund.

Edward P. Crotty, CFA is a Senior Vice President, Chief Investment Officer and Portfolio Manager of the Advisor.  Mr. Crotty joined the Advisor in 2007.  Prior to joining the Advisor, Mr. Crotty worked as a Managing Director at Spectrum Advisory Services, Inc. from 2005 to 2006 and as a Vice President at Goldman, Sachs & Co. from 1998 to 2004.  Mr. Crotty earned a Bachelor of Science degree and a Master of Science degree in engineering with honors from the University of Illinois at Urbana/Champaign and a Master of Business Administration degree in Finance with honors from Columbia Business School.  Mr. Crotty is a CFA charterholder.

Robert F. Kern, CFA is a Vice President and Portfolio Manager of the Advisor.  Mr. Kern joined the Advisor in April 2013.  Prior to joining the Advisor, Mr. Kern worked as a Senior Credit Analyst for Russell Investments and as a Portfolio Manager at Washington Mutual, Sirach Capital Management, and SAFECO Asset Management.  Mr. Kern earned a Bachelor of Arts degree in business administration, with a concentration in marketing, from the University of Washington in Seattle, as well as a Bachelor of Accounting Science degree from the University of Puget Sound.  Mr. Kern is a member of the CFA Society of Seattle, and has previously held the Certified Public Accountant designation.

Table of Contents - Prospectus - Intermediate Fixed Income Fund
9

The SAI provides additional information about the portfolio managers for the Intermediate Fund, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and ownership of securities in the Fund and any conflicts of interest.

Similarly Managed Account Performance

The Advisor currently maintains data related to two Intermediate Fixed Income strategy composites which are managed identically to the Intermediate Fund.  The data provided below is for the wrap composite as well as the traditional composite.  Accounts in the wrap composite are subject to one, flat quarterly or annual fee that covers all administrative, commission, and management expenses.  Accounts in the traditional composite do not have this bundled fee arrangement.

The following tables set forth performance data relating to the historical performance of all private accounts managed by the Advisor for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to those of the Intermediate Fund.  The data is provided to illustrate the past performance of the Advisor in managing substantially similar accounts as measured against the Barclays Capital Intermediate Government/Credit Index and does not represent the performance of the Fund.  The private accounts that are included in the Advisor’s composites are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended (the “1940 Act”), or Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Consequently, the performance results for the Advisor’s composites could have been adversely affected if the private accounts included in the composites had been regulated as investment companies under the federal securities laws.  You should not consider this performance data as an indication of future performance of the Fund.

Davidson Investment Advisors, Inc.
Intermediate Fixed Income Wrap Composite – September 30, 2016 Returns

PERFORMANCE HISTORY			Annualized
	3rd Quarter 2016	YTD	1 Year	3 Years	5 Years	10 Years	15 Years	Since Inception(1)
Intermediate Fixed Income Wrap (Net-of-Fees)	0.17%	3.51%	3.13%	2.15%	1.90%	3.82%	3.79%	4.99%
Intermediate Fixed Income Wrap (Gross-of-Fees)	0.34%	4.02%	3.81%	2.86%	2.61%	4.58%	4.65%	5.65%
Barclays Capital Intermediate Gov/Credit Index(2)	0.16%	4.24%	3.52%	2.80%	2.45%	4.17%	4.22%	5.30%
(1)	Inception of the Intermediate Fixed Income Wrap Composite is December 31, 1991.
(2)
The Barclays Capital Intermediate Government/Credit Index measures the performance of U.S. dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years.  You cannot invest directly in an index.

Table of Contents - Prospectus - Intermediate Fixed Income Fund
10

Intermediate Fixed Income Wrap Composite Annual Disclosure Presentation
January 1, 1992 to December 31, 2015

Year End	Total Firm Assets (millions)	Composite Assets		Annual Performance Results				3 Year Annualized Standard Deviation
		U.S. Dollars (millions)	Number of Accounts	Composite		Barclays Int Gov/Credit Index%	Composite Dispersion %	Composite %	Benchmark % Barclays Int Gov/Credit
				Gross-of- Fees %	Net-of- Fees %
2015	$1,119	124	200	1.50%	0.80%	1.07%	0.8%	1.87%	2.10%
2014	1,176	135	225	2.81	2.07	3.13	0.6	1.62	1.94
2013	1,135	159	247	-0.04	-0.74	-0.86	0.5	1.61	2.11
2012	1,038	163	153	4.03	3.30	3.89	0.5	1.77	2.16
2011	1,030	139	138	5.06	4.29	5.80	0.5	2.25	2.55
2010	1,157	132	127	5.66	4.88	5.89	0.4	3.27	3.91
2009	1,015	113	96	5.23	4.47	5.24	0.5	3.24	3.82
2008	766	98	61	8.80	8.04	5.08	0.6	2.94	3.64
2007	1,010	73	60	7.91	7.01	7.39	0.4	1.80	2.35
2006	930	34	48	4.67	3.75	4.08	0.4	1.95	2.75
2005	977	23	47	1.69	0.71	1.58	0.4	2.86	3.64
2004	1,024	18	36	1.91	0.92	3.04	0.7	3.28	3.95
2003	942	19	30	6.70	5.50	4.31	1.2	3.17	3.82
2002	791	12	23	10.35	9.05	9.83	1.4	2.74	3.02
2001	875	5	8	9.52	8.14	8.96	N.A.	3.15	2.86
2000	831	<1	5 or fewer	10.15	9.80	10.12	N.A.	3.17	2.64
1999	819	12	5 or fewer	-1.74	-1.99	0.39	N.A.	3.29	2.63
1998	657	14	5 or fewer	9.37	9.12	8.44	N.A.	3.43	2.79
1997	535	12	5 or fewer	8.91	8.65	7.87	N.A.	3.88	3.02
1996	390	12	5 or fewer	2.81	2.57	4.05	N.A.	4.50	3.53
1995	351	16	5 or fewer	18.00	17.71	15.33	N.A.	4.47	3.40
1994	276	13	5 or fewer	-3.51	-3.72	-1.93	N.A.	4.51	3.40
1993	253	16	5 or fewer	11.59	11.36	8.79	N.A.	*	*
1992	183	13	5 or fewer	6.99	6.74	7.18	N.A.	*	*
N.A. – Information is not statistically meaningful due to an insufficient number of portfolios in the composite for the entire year.								* Prior to three year performance results.

The Advisor has prepared and presented this report in compliance with the Global Investment Performance Standards (GIPS®).  The GIPS® method of calculating performance differs from the SEC’s standardized method of calculating performance and may produce different results.

Davidson Investment Advisors, Inc. (“Davidson”) is an investment adviser registered with the SEC and maintains its headquarters in Great Falls, Montana.  Davidson claims compliance with the GIPS and has prepared and presented this report in compliance with the GIPS standards.  Davidson has been independently verified for the period 1 January 2014 through 31 December 2015 by The Spaulding Group, Inc.  Verification assesses whether (1) the firm has complied with all the composite construction requirements of the GIPS standards on a firm-wide basis and (2) the firm's policies and procedures are designed to calculate and present performance in compliance with the GIPS standards.  The Intermediate Fixed Income Wrap Composite has been examined for the period 1 January 2014 through 31 December 2015.  The verification and performance examination reports are available upon request.  The Intermediate Fixed Income Wrap Composite was created June 30, 2002.

Table of Contents - Prospectus - Intermediate Fixed Income Fund
11

The Intermediate Fixed Income strategy typically uses a mixture of U.S. government agency bonds, investment-grade corporate bonds, and U.S. Treasury bonds.  Individual client needs and circumstances dictate the specific composition of individual bond portfolios.  The intermediate sector of the yield curve (3 to 10 years) is the maturity range of focus. Intermediate Fixed Income Wrap Composite contains discretionary fixed income intermediate government/corporate accounts that have a bundled fee arrangement, and for comparison purposes is measured against the Barclays Intermediate Government/Credit Bond Index. The U.S. Government/Credit Index is the non-securitized component of the U.S. Aggregate Index and was the first macro index launched by Barclays Capital. The U.S. Government/Credit Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporates.  The U.S. Government/Credit Index was launched on January 1, 1979, with index history backfilled to 1973, and is a subset of the U.S. Aggregate Index.  There is no minimum portfolio size for inclusion in the Intermediate Fixed Income Composite.  Prior to May 31, 2013 the minimum size for composite inclusion was $200,000.  The firm maintains a complete list and description of composites, which is available upon request.  Policies for valuing portfolios, calculating performance, and preparing compliant presentations are available upon request.  Results are based on fully discretionary accounts under management, including those accounts no longer with the firm.

The U.S. dollar is the currency used to express performance. Returns are presented gross and net of fees and include the reinvestment of all income. In addition to a management fee, accounts pay an all-inclusive fee based on a percentage of assets under management.  This fee includes portfolio monitoring, consulting services, and in some cases, custodial services.  Accounts that participate in block trading pay a per share commission for research and execution.  Gross results have been reduced by these commission costs. Net results have been reduced by all actual fees and transaction costs incurred.  Wrap fee accounts make up 100% of the composite for all periods shown.  Wrap fee schedules are provided by independent wrap sponsors and are available upon request from the respective wrap sponsor.  Actual investment advisory fees incurred by clients may vary.  A typical management fee schedule is as follows: first $5 million – 50.0 basis points, next $5 million – 44.0 basis points, and greater than $10 million – 37.5 basis points.  Beginning July 1, 2002, composite policy requires the temporary removal of any portfolio incurring a client initiated significant cash or security inflow or outflow of at least 20% of portfolio assets.  The annual composite dispersion presented is an asset-weighted standard deviation calculated for the accounts in the composite the entire year.  The fees and expenses associated with an investment in the composite are lower than the fees and expenses associated with an investment in the Class A shares or Class I shares of the Fund, so that if the composite’s expenses were adjusted for these Fund expenses, its performance would have been lower than shown.

The data shown represents past performance and offers no guarantee or representation of future results.

Fund Expenses

The Intermediate Fund is responsible for its own operating expenses.  The Advisor has contractually agreed, however, to waive its fees and pay expenses of the Fund to ensure that the net annual fund operating expenses (excluding AFFE, taxes, interest expenses, dividends on securities sold short and extraordinary expenses) for the Class A shares do not exceed 0.94% of the Class A shares’ average daily net assets and 0.69% of the Class I shares’ average daily net assets for the Class I shares through at least October 27, 2017.  The term of the Fund’s operating expense limitation agreement is indefinite, and it can only be terminated by the Board.  Any waiver in management fees or payment of Fund expenses made by the Advisor may be recouped by the Advisor in subsequent fiscal years if the Advisor so requests.  This recoupment may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the Expense Caps.  The Advisor may request recoupment for management fee waivers and Fund expense payments made in the prior three fiscal years from the date the fees were waived and expenses were paid.  Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board.

Table of Contents - Prospectus - Intermediate Fixed Income Fund
12

YOUR ACCOUNT WITH THE FUND

Description of Classes

The Trust has adopted a multiple class plan that allows the Intermediate Fund to offer one or more classes of shares.  The Fund has registered two classes of shares – Class A shares and Class I shares.   The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:

•
Class A shares are charged a front-end sales load.  Class A shares are also charged a 0.25% Rule 12b-1 distribution and service fee.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1.00% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.

•
Class I shares are not charged a front-end sale load, a CDSC or a Rule 12b-1 distribution and service fee and are generally available for purchase only by institutional investors, retirement accounts or high net worth individuals.

Class A Shares

Class A shares of the Intermediate Fund are retail shares that require that you pay a front-end sales charge when you invest in the Fund unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) described earlier of 0.25% of average daily net assets which are assessed against shares of the Fund.

If you purchase Class A shares of the Intermediate Fund you will pay the public offering price (“POP”) which is the NAV per share next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the POP is lower for these purchases.  The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares.  Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows:

Amount of Transaction	Sales Charge as a % of Public Offering Price(1)	Sales Charge as a % of Net Amount Invested	Dealer Reallowance as a % of Public Offering Price
Less than $100,000	2.75%	2.83%	2.75%
$100,000 but less than $250,000	2.25%	2.30%	2.25%
$250,000 but less than $500,000	1.75%	1.78%	1.75%
$500,000 but less than $750,000	1.25%	1.27%	1.25%
$750,000 but less than $1,000,000	1.00%	1.01%	1.00%
$1,000,000 or more(2)	0.00%	0.00%	1.00%

Table of Contents - Prospectus - Intermediate Fixed Income Fund
13

(1)
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)
U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) will assess Class A purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within twelve months from the date of purchase, unless the dealer of record waived its commission.  The 1.00% is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.

The Advisor’s affiliated broker-dealer, D.A. Davidson & Co. (“DAD”), will receive all of the initial sales charge for purchases of Class A shares of the Intermediate Fund without a dealer of record.

Reducing Your Sales Charge
You may be able to reduce the sales charge on Class A shares of the Intermediate Fund based on the combined market value of your accounts.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a specific breakpoint level as indicated by the above table.

•
You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Class A shares of the Fund within 365 days of the date of the redemption.  You must provide instruction at the time of purchase of your intent to exercise this privilege.

•
By signing a Letter of Intent (“LOI”) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months.  Reinvested dividends and capital gains do not count as purchases made during this period.  The Fund will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy.  If you do not invest the amount specified in the LOI before the expiration date, the Transfer Agent will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you would have paid based on the total amount actually invested in Class A shares on the expiration date.  Otherwise, the Transfer Agent will release the escrowed shares when you have invested the agreed amount.  Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.

•
Rights of Accumulation (“ROA”) allow you to combine Class A shares of the Fund you already own in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.  The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A shares of the Fund already owned and adding the dollar amount of your current purchase.

Eligible Accounts
Certain accounts may be aggregated for ROA eligibility, including your current investment in the Intermediate Fund, and previous investments you and members of your primary household group have made in the Fund, provided your investment was subject to a sales charge.  (Your primary household group consists of you, your spouse and children under age 21 living at home.)  Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase, if a sales charge has been paid on those purchases:

Table of Contents - Prospectus - Intermediate Fixed Income Fund
14

•	Individual or joint accounts held in your name;

•	Coverdell Savings Accounts and UGMA/UTMA accounts for which you or your spouse is parent or guardian of the minor child;

•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation; and

•
Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment “wrap accounts” or through an omnibus account maintained with the Fund by a broker-dealer.

Waiving Your Sales Charge
The sales charges may be waived for certain groups or classes of shareholders.  If you fall into any of the following categories, you can buy Class A shares at NAV without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
o	Advisors Series Trust;
o	Davidson Investment Advisors, Inc. and its affiliates; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Current employees of:
o	the Fund’s Transfer Agent;
o	broker-dealers who act as selling agents; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s distributor that allows for load-waived Class A purchases.

•
Financial intermediaries and qualified broker-dealers, including the Advisor’s affiliated broker-dealer, DAD, who have entered into an agreement with the Fund’s distributor that allows for load-waived Class A purchases.

•
Financial intermediaries who have entered into an agreement with the Fund’s distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

•	Investment advisory clients of the Advisor.

The Trust also reserves the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Intermediate Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here.  Contact your selling agent for further information.

If you hold shares through a financial intermediary and you believe you qualify for a sales load waiver, please notify your financial intermediary prior to purchase.  You will be required to show proof of your eligibility for a sales load waiver.  The Trust may terminate or amend the terms of these sales charge waivers.

Table of Contents - Prospectus - Intermediate Fixed Income Fund
15

More information regarding the Intermediate Fund’s sales charges, breakpoints and waivers is available free of charge on the Fund’s website: www.davidsonmutualfunds.com, by clicking on “Breakpoints and Sales Loads.”

Class I Shares

Class I shares of the Intermediate Fund are offered without any sales charge on purchases or sales and without any ongoing distribution fee.

Class I shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $250,000, (ii) tax-exempt retirement plans with assets of at least $250,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $250,000, (iv) qualified state tuition plan (529 plan) accounts and (v) high net worth individuals.  The minimum initial investment is waived for wrap fee program accounts.

Class I share participants in tax-exempt retirement plans must contact the plan’s administrator to purchase shares.  For plan administrator contact information, participants should contact their respective employer’s human resources department.  Class I share participants in fee-based investment programs should contact the program’s administrator or their financial advisor to purchase shares.  Transactions generally are effected on behalf of a tax-exempt retirement plan participant by the administrator or a custodian, trustee or record keeper for the plan and on behalf of a fee-based investment program participant by their administrator or financial advisor.  Class I shares institutional clients may purchase shares either directly or through an authorized dealer.

Share Price

Shares of the Intermediate Fund are sold based on the NAV per share, plus any applicable sales charge, which is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  However, the Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The NYSE is closed on weekends and most national holidays.  The NAV will not be calculated on days when the NYSE is closed for trading.
Purchase and redemption requests are priced based on the next NAV per share calculated after receipt of such requests.  The NAV is the value of the Intermediate Fund’s securities, cash and other assets, minus all expenses and liabilities.  NAV per share is determined by dividing NAV by the number of shares outstanding.  The NAV takes into account the expenses and fees of the Fund, including management, shareholder servicing and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by the Intermediate Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

Table of Contents - Prospectus - Intermediate Fixed Income Fund
16

When fair value pricing is employed, the prices of securities used to calculate the Intermediate Fund’s NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale.  Therefore, if a shareholder purchases or redeems shares in the Fund when it holds securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Intermediate Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.  The Advisor anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

HOW TO PURCHASE SHARES OF THE FUND

There are several ways to purchase shares of the Intermediate Fund. An account application is used if you send money directly to the Fund by mail or wire.  Payment should be made by check in U.S. dollars and drawn on a domestic financial institution, savings and loan, or credit union, or sent by wire transfer.  Checks should be made payable to “Davidson Intermediate Fixed Income Fund.”

The Intermediate Fund will not accept payment in cash or money orders.  To prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Transfer Agent is unable to accept post-dated checks, or any conditional order or payment.

If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.
The Intermediate Fund does not issue share certificates and its shares are not registered for sale outside of the United States.  The Fund reserves the right to reject any purchase in whole or in part.  If you have questions about how to invest, or about how to complete the account application, please call an account representative at 1-877-332-0529.
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Intermediate Fund’s Anti-Money Laundering Program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-877-332-0529 if you need assistance when completing your account application.

Table of Contents - Prospectus - Intermediate Fixed Income Fund
17

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Intermediate Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Intermediate Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

You may Purchase Shares through an Investment Broker

You may buy and sell shares of the Intermediate Fund through certain brokers (and their agents, together “brokers”) that have made arrangements with the Fund.  An order placed with such a broker is treated as if it was placed directly with the Fund, and will be executed at the next share price calculated by the Fund.  Brokers may be authorized by the Fund’s principal underwriter to designate other brokers and financial intermediaries to accept orders on the Fund’s behalf.  An order is deemed to be received when the Fund, a Broker or, if applicable, a Broker’s authorized designee accepts the order.  Your shares will be held in the broker’s name, and the broker will maintain your individual ownership information.  The Fund or Advisor may pay the broker for maintaining these records as well as providing other shareholder services.  In addition, the broker may charge you a fee for handling your order.  The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.

You may Send Money to the Fund by Mail

If you wish to invest by mail, simply complete the account application and mail it with a check (made payable to “Davidson Intermediate Fixed Income Fund”) to the Transfer Agent at the following address:

Regular Mail	Overnight Delivery
Davidson Intermediate Fixed Income Fund	Davidson Intermediate Fixed Income Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note:	The Intermediate Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

You may Wire Money to the Fund

If you are making your first investment in the Intermediate Fund, before you wire funds, please contact the Fund by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery or facsimile.  Upon receipt of your completed account application, your account will be established and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

You may then instruct your bank to initiate the wire.  Prior to sending the wire, please call the Intermediate Fund at 1-877-332-0529 to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the Fund’s name, your name and account number so that your wire can be correctly applied.  Your bank should transmit immediately available funds by wire to:

Table of Contents - Prospectus - Intermediate Fixed Income Fund
18

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No.: 075000022
Credit:   U.S. Bancorp Fund Services, LLC
A/C No.: 112-952-137
FFC:	Davidson Intermediate Fixed Income Fund
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing.  Neither the Intermediate Fund nor U.S. Bank N.A. is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Please contact the Transfer Agent prior to sending a wire in order to ensure proper credit.  If you are making a subsequent purchase, your bank should wire funds as indicated above.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-877-332-0529.  Your bank may charge you a fee for sending a wire payment to the Intermediate Fund.

When is Money Invested in the Fund?

Your share price will be the next NAV per share (plus any applicable sales charge) calculated after the Transfer Agent or your broker receives your request in good order.  “Good order” means that your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to the “Davidson Intermediate Fixed Income Fund.”  All requests received in good order before 4:00 p.m., Eastern Time will be processed on that same day.  Requests received after 4:00 p.m., Eastern Time will be based on the next business day’s NAV per share.

What is the Price of the Fund?

Class A shares of the Intermediate Fund are sold at NAV per share plus any applicable sales charge; Class I shares of the Fund are sold at NAV per share.  The Fund’s NAV per share, or price per share, is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of its shares outstanding.  The Fund’s assets are the market value of securities held in its portfolio, plus any cash and other assets.  The Fund’s liabilities are fees and expenses it owes.  The number of Fund shares outstanding is the amount of shares which have been issued to shareholders.  The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the NAV per share next calculated after your order is received and accepted.

MINIMUM INVESTMENTS

The minimum initial investment for Class A shares of the Intermediate Fund is $2,500 for regular accounts and IRAs.  There is no minimum initial investment for 401(k), pension or other types of ERISA accounts.  Once your account is established, subsequent investments may be in any amount.  If you are starting an Automatic Investment Plan (see below), however, the minimum initial and subsequent investments are $2,500 and $100, respectively, for regular accounts and IRAs.

Table of Contents - Prospectus - Intermediate Fixed Income Fund
19

Class I shares require a minimum investment of $250,000 and are generally available for purchase only by institutional investors, retirement accounts or high net worth individuals and have no minimum subsequent investment requirements, provided the other eligibility requirements for purchase are met.  The minimum initial investment is waived for wrap fee program accounts investing in Class I.

The Intermediate Fund’s minimum investment requirements may be waived from time to time by the Advisor, and for the following types of shareholders:

•
current and retired employees, directors/trustees and officers of the Trust, the Advisor and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);

•	any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Advisor and its affiliates;

•
current employees of the Transfer Agent, broker-dealers who act as selling agents for the Funds, intermediaries that have marketing agreements in place with the Advisor and the immediate family members of any of them;

•	existing clients of the Advisor, their employees and immediate family members of such employees;

•	registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Funds’ distributor; and

•	qualified broker-dealers who have entered into an agreement with the Funds’ distributor.

Subsequent Investments

By Mail
You may purchase additional shares of the Intermediate Fund by sending a check, with the stub from an account statement, to the Fund at the address above.  Please also write your account number on the check.  If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.  If you want to invest additional money by wire, it is important for you to first call the Fund at 1-877-332-0529.

By Telephone
If you have been authorized to perform telephone transactions (either by completing the required portion of your account application or by subsequent arrangement in writing with the Intermediate Fund), you may purchase additional shares by calling the Fund toll-free at 1-877-332-0529.  You may not make your initial purchase of Fund shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the ACH network.  Your account must be open for at least 15 calendar days and you must have banking information established on your account prior to making a telephone purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern Time, shares will be purchased at the NAV next calculated, plus any applicable sales charge.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Table of Contents - Prospectus - Intermediate Fixed Income Fund
20

Automatic Investment Plan (“AIP”)

You may make regular monthly investments in the Intermediate Fund using the AIP. In order to participate in the AIP, your financial institution must be an Automated Clearing House (“ACH”) member.  An ACH debit is drawn electronically against your account at a financial institution of your choice.  Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the next calculated NAV per share plus any applicable sales charge.  There is no charge by the Fund for this service.  The Fund may terminate or modify this privilege at any time.  You may terminate or modify your participation by notifying the Transfer Agent at least five days prior to the effective date.  Once the initial minimum investment of $2,500 for regular accounts and IRAs is made, the subsequent minimum monthly investment amount is $100.  A request to change bank information may require a signature guarantee or a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.  Additionally, the Transfer Agent will charge a $25 fee for any payment returned as unpaid.  You will also be responsible for any losses suffered by the Fund as a result.  To establish the AIP, an investor must complete the appropriate section of the account application.  For additional information on the AIP, please call the Transfer Agent at 1‑877‑332‑0529.

HOW TO REDEEM YOUR SHARES

You have the right to redeem all or any portion of your shares of the Intermediate Fund at their next calculated NAV per share on each day the NYSE is open for trading.  A redemption may result in recognition of a gain or loss for federal income tax purposes.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.  Shares held in IRA or other retirement accounts may be redeemed by telephone at 1-877-332-0529.  IRA investors will be asked whether or not to withhold taxes from any distribution.

Redemptions in Writing

You may redeem your shares by simply sending a written request to the Intermediate Fund.  Please provide the Fund’s name, your name, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all of the shareholders whose names appear in the account registration.  Please have the signatures guaranteed, if applicable.  You should send your redemption request to:

Regular Mail	Overnight Delivery
Davidson Intermediate Fixed Income Fund	Davidson Intermediate Fixed Income Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note:	The Intermediate Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Table of Contents - Prospectus - Intermediate Fixed Income Fund
21

Redemptions by Telephone

If you accepted the telephone option on the Intermediate Fund’s account application, you may redeem up to $100,000 of your shares on any business day the NYSE is open by calling the Transfer Agent at 1‑877‑332‑0529 before the close of trading on the NYSE.  Redemption proceeds will be sent on the next business day to the address that appears on the Transfer Agent’s records.  If you request, redemption proceeds will be wired on the next business day to your designated bank account, or sent via electronic funds transfer through the ACH network to your predetermined bank account.  The minimum amount that may be wired is $1,000.  Wire charges, currently $15, will be deducted from your account balance on dollar specific trades.  If you are redeeming your entire account or are requesting a redemption for a specific share amount, the wire charge will be deducted from the redemption proceeds.  In the case of a partial redemption or a certain dollar redemption, the fee will be deducted above and beyond the requested redemption amount.  There is no charge to have proceeds sent by electronic funds transfer and credit is typically available in two to three business days.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 days before the redemption request.  T  Once a telephone transaction has been placed, it cannot be canceled or modified.

By establishing telephone redemption privileges, you authorize the Intermediate Fund and its Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the financial institution account designated on the account application.  The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  If these normal identification procedures are followed, neither the Fund nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.  The Fund may change, modify, or terminate these privileges at any time upon at least 60 days’ notice to shareholders.

You may request telephone redemption privileges after your account is opened; however, the authorization form may require a separate signature guarantee or signature verification from a Signature Validation Program member or other form of authentication from a financial institution source.  Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.  If this occurs, you may make your redemption request in writing.

Signature Guarantees

A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required to redeem shares in the following situations:

—	When ownership is being changed on your account;

—	When redemption proceeds are payable to or sent to any person, address or bank account not on record;

—	If a change of address request has been received by the Transfer Agent within the last 15 calendar days; or

—	For all redemptions in excess of $100,000 from any shareholder account.

Table of Contents - Prospectus - Intermediate Fixed Income Fund
22

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee or signature validation program stamp in other instances based on the facts and circumstances.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not a signature guarantor.

Systematic Withdrawal Plan (“SWP”)

The Intermediate Fund offers a SWP whereby you may request that a check drawn in a predetermined amount be sent to you monthly, quarterly or annually.  To start the SWP, your account must have Fund shares with a value of at least $5,000, and the minimum amount that may be withdrawn each month or quarter is $100.  The SWP may be terminated or modified by you or the Fund at any time without charge or penalty.  Termination and modification of your SWP should be provided to the Transfer Agent five business days prior to the next withdrawal.  A withdrawal under the SWP involves a redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Payment of Redemption Proceeds

You may redeem the Intermediate Fund’s shares at a price equal to the NAV per share next determined after the Transfer Agent receives your redemption request in good order.  Shareholders should contact the Transfer Agent at 1‑877‑332‑0529 for further information concerning documentation required for redemption of fund shares.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received in good order by the Fund before the close of the regular trading session of the NYSE (generally, 4:00 p.m., Eastern Time) will usually be sent to the bank you indicate or mailed on the following day to the address of record.  Payment for shares redeemed will be sent to you typically within one to two business days, but no later than the seventh calendar day after receipt of the redemption request by the Transfer Agent.  However, the Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the SEC.
If you purchase shares using a check and soon after request a redemption, the Intermediate Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 15 calendar days).  This delay can be avoided by investing by wire to make your purchase.  Furthermore, there are certain times when you may be unable to sell the Fund shares or receive proceeds.

Specifically, the Intermediate Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of a Fund’s shareholders.

Table of Contents - Prospectus - Intermediate Fixed Income Fund
23

Other Redemption Information

Your redemption proceeds are net of any CDSC fees.

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act.  Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of the Intermediate Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

The Intermediate Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (redemption-in-kind).  It is not expected that the Fund would do so except in unusual circumstances.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.  A redemption, whether in cash or in-kind, is a taxable event for you.

Due to the relatively high cost of maintaining smaller accounts, the shares in your account (unless it is a retirement plan or Uniform Gifts or Transfers to Minors Act account) may be redeemed by the Intermediate Fund if, due to redemptions you have made, the total value of your account falls below the minimum initial investment.  If the Fund determines to make such an involuntary redemption, you will first be notified that the value of your account is less than the minimum initial investment, and you will be allowed 30 days to make an additional investment to bring the value of your account to at least the minimum initial investment before the Fund takes any action.

Tools to Combat Frequent Transactions

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Intermediate Fund shares by Fund shareholders.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include monitoring trading practices and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Fund believes is consistent with shareholder interests.

Monitoring Trading Practices
The Intermediate Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.

Table of Contents - Prospectus - Intermediate Fixed Income Fund
24

In compliance with Rule 22c-2 of the 1940 Act, the Fund’s Distributor, Quasar Distributors, LLC, on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

Fair Value Pricing
The Intermediate Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor to the Fund does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

More detailed information regarding fair value pricing can be found under the heading titled, “YOUR ACCOUNT WITH THE FUND – Share Price.”

Conversion Feature
If consistent with your financial intermediary’s program, Class A shares of the Intermediate Fund that have been purchased by a financial intermediary on behalf of clients participating in (i) 401(k) plans, Section 457 deferred compensation plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans or (ii) investment programs in which the clients pay an all-inclusive fee, such as a wrap fee, or other fee-based program, may be converted into Class I shares of the Intermediate Fund if the financial intermediary satisfies any then-applicable eligibility requirements for investment in Class I shares of the Intermediate Fund.  Any such conversion will be effected at net asset value without the imposition of any fee or other charges by the Intermediate Fund.  Please contact your financial intermediary about any fees that it may charge.

DISTRIBUTION OF FUND SHARES

Distributor

Quasar Distributors, LLC, an affiliate of the Transfer Agent, 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, is the distributor for the shares of the Intermediate Fund.  Quasar Distributors, LLC is a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“FINRA”).  Shares of the Fund are offered on a continuous basis.

Distribution and Service (Rule 12b-1) Plan

The Trust has adopted a plan pursuant to Rule 12b-1 that allows the Intermediate Fund’s Class A shares to pay distribution and service fees for the sale, distribution and servicing of its shares.  The plan provides for the payment of a distribution and service fee at the annual rate of 0.25% of average daily net assets of the Fund’s Class A shares.  Because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Table of Contents - Prospectus - Intermediate Fixed Income Fund
25

Distribution and Service Fees – Other Payments to Third Parties

In addition to the fees that the Fund may pay to its Transfer Agent, the Intermediate Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources, and without additional cost to the Intermediate Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to service fees paid by the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on its sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

GENERAL POLICIES

Some of the following policies are mentioned above.  In general, the Intermediate Fund reserves the right to:

—	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;

—
Reject any purchase request for any reason.  Generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading);

—
Redeem all shares in your account if your balance falls below the Fund’s minimum initial investment requirement due to redemption activity.  If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;

—	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Fund; and

—	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Intermediate Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Intermediate Fund by telephone, you may also mail your request to the Fund at the address listed under “How to Purchase Shares of the Fund.”

Table of Contents - Prospectus - Intermediate Fixed Income Fund
26

Your financial intermediary may establish policies that differ from those of the Intermediate Fund.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your financial intermediary for details.

Inactive Accounts
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

Fund Mailings
Statements and reports that the Intermediate Fund sends to you include the following:

•	Confirmation statements (after every transaction that affects your account balance or your account registration);

•	Annual and semi-annual shareholder reports (every six months); and

•	Quarterly account statements.

Householding
In an effort to decrease costs, the Intermediate Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1‑877‑332‑0529 to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income, if any, are normally declared and paid by the Intermediate Fund typically in December. Capital gain distributions, if any, are also normally made in December, but the Fund may make an additional payment of dividends or capital gain distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in Intermediate Fund shares unless you choose one of the following options:

(1) receive dividends in cash while reinvesting capital gain distributions in additional Intermediate Fund shares; (2) receive capital gain distributions in cash while reinvesting dividends in additional Fund shares; or (3) receive all distributions in cash.  Distributions are taxable whether received in cash or in additional shares.

If you elect to receive any distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Intermediate Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.  If you wish to change your distribution option, notify the Transfer Agent in writing or by telephone at least five (5) days in advance of the payment date for the distribution.

Table of Contents - Prospectus - Intermediate Fixed Income Fund
27

Any dividend or capital gain distribution paid by the Intermediate Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution.  You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in an economic sense, a partial return of capital to you.

TAX CONSEQUENCES

The Intermediate Fund intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, the Fund will not be subject to federal income tax if it distributes its taxable income as required by the tax law and satisfies certain other requirements that are described in the SAI.

Distributions made by the Intermediate Fund will be taxable to shareholders whether received in shares (through reinvestment) or in cash.  Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income.  Distributions reported as capital gain dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held.  There is no requirement that the Fund take into consideration any tax implications when implementing its investment strategy.  Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.  Due to the nature of the Funds’ investments, it is expected that dividends paid by the Fund will not be eligible for the lower federal tax rates applicable to certain qualified dividend income for individual investors.  A 3.8% surtax applies to net investment income, which generally will include dividends and capital gains from an investment in the Fund of shareholders with adjusted gross income over $200,000 for single filers and $250,000 for married joint filers.  Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in January are taxable as if received the prior December.  You should consult your own advisor concerning federal, state and local taxation of distributions from the Fund.

By law, the Intermediate Fund must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

If you sell or exchange your Intermediate Fund shares, it is a taxable event for you.  Depending on the purchase and sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction and your investment in the Fund.  The Code limits deductibility of capital losses in certain circumstances.

Additional information concerning the taxation of the Intermediate Fund and its shareholders is contained in the SAI.  Tax consequences are not the primary consideration of the Fund in making investment decisions.  You should consult your own tax advisor concerning federal, state and local taxation of distributions from the Fund.

FINANCIAL HIGHLIGHTS

Financial highlights are not available at this time because the Intermediate Fund had not commenced operations prior to the date of this Prospectus.

Table of Contents - Prospectus - Intermediate Fixed Income Fund
28

Investment Advisor
Davidson Investment Advisors, Inc.
Davidson Building
8 Third Street North
Great Falls, Montana 59401-3155

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Table of Contents - Prospectus - Intermediate Fixed Income Fund
29

PRIVACY NOTICE

The Intermediate Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Table of Contents - Prospectus - Intermediate Fixed Income Fund
PN-1

DAVIDSON INTERMEDIATE FIXED INCOME FUND

A series of Advisors Series Trust
www.davidsonmutualfunds.com

FOR MORE INFORMATION

You can find more information about the Intermediate Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Intermediate Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Intermediate Fund’s annual and semi-annual reports (collectively, the “Shareholder Reports”) provide the most recent financial statements and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

The SAI and the Shareholder Reports are available free of charge on the Intermediate Fund’s website at www.davidsonmutualfunds.com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquires about the Fund by calling the Fund (toll-free) at 1-877-332-0529 or by writing to:

DAVIDSON INTERMEDIATE FIXED INCOME FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551‑8090.  Reports and other information about the Intermediate Fund are also available:

•	Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811‑07959.)

Table of Contents - Prospectus - Intermediate Fixed Income Fund

DAVIDSON EQUITY INCOME FUND

Class A	Not available for purchase
Class C	Not available for purchase

www.davidsonmutualfunds.com

PROSPECTUS

A series of Advisors Series Trust (the “Trust”)

October 28, 2016

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus - Equity Income Fund

SUMMARY SECTION

Investment Objective
The Davidson Equity Income Fund (the “Equity Income Fund”) seeks both income and long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Income Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on page 14 of the Fund’s statutory Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 50 of the Fund’s Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for seven calendar days or less)	1.00%	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution and Service (Rule 12b-1) Fees	0.25%	1.00%
Other Expenses(1)	0.63%	0.63%
Total Annual Fund Operating Expenses	1.38%	2.13%
Less: Fee Waiver and Expense Reimbursement	-0.28%	-0.28%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	1.10%	1.85%
(1)	Other expenses are based on estimated amounts for the current fiscal year.
(2)
Davidson Investment Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its management fees and pay expenses of the Equity Income Fund to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), taxes, interest expenses, dividends on securities sold short and extraordinary expenses) do not exceed 1.10% and 1.85% of average daily net assets of the Fund’s Class A and Class C shares, respectively (the “Expense Caps”).  The Expense Caps will remain in effect through at least October 27, 2017, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.  This Example is intended to help you compare the cost of investing in the Equity Income Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Table of Contents - Prospectus - Equity Income Fund
1

	1 Year	3 Years
Class A (If you redeem your shares at the end of the period)	$607	$889
Class A (If you do not redeem your shares at the end of the period)	$607	$889

	1 Year	3 Years
Class C (If you redeem your shares at the end of the period)	$288	$640
Class C (If you do not redeem your shares at the end of the period)	$188	$640

Portfolio Turnover.  The Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies of the Equity Income Fund

The Equity Income Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (including convertibles, preferred stocks, partnerships and limited partnerships).  The Fund invests across a wide range of market capitalizations, while the overall portfolio maintains a large capitalization emphasis.  The equity securities in which the Fund will generally invest include those which the Advisor believes have attractive fundamental characteristics, including stable or improving returns on equity, a solid balance sheet, and ample cash flow.  The Fund seeks to achieve its investment objective through investment in strategically advantaged companies that generate free cash flow that can be used to reinvest in the company, pay down debt or distribute to shareholders in the form of dividends and/or share repurchases.

The Equity Income Fund may seek to enhance returns through the use of other investment strategies such as the use of options (for hedging purposes), foreign securities, and other investment companies including exchange-traded funds (“ETFs”).  The Fund may invest up to 20% of its net assets in put and call options.  The Fund may invest up to 25% of its net assets in foreign securities, including in American Depositary Receipts (“ADRs”) and emerging markets.  The Fund may invest up to 20% of its net assets in other investment companies.

The Advisor may sell a position if the fundamentals have deteriorated, a security becomes fully valued, or for purposes of portfolio construction and risk management.  The Advisor may also sell a position if a better alternative becomes available.

At the discretion of the Advisor, the Equity Income Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, political or other conditions.

Principal Risks of Investing in the Equity Income Fund
Losing all or a portion of your investment is a risk of investing in the Equity Income Fund.  The following principal risks could affect the value of your investment:

•
General Market Risk.  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Table of Contents - Prospectus - Equity Income Fund
2

•
Equity Risk.  Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•
ETF and Mutual Fund Risk.  When the Fund invests in a mutual fund or ETF, it will bear additional expenses based on its pro rata share of the mutual fund’s or ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning a mutual fund or ETF generally reflects the risks of owning the underlying securities the mutual fund or ETF holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Foreign and Emerging Market Securities Risk.  Foreign securities are subject to special risks.  Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments.  Securities markets of other countries are generally smaller than U.S. securities markets.  The risks are enhanced in emerging markets.

•
Management Risk.  Your investment in the Equity Income Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

•
Issuer Risk.  The value of securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to reasons directly related to the issuer, including management performance, financial leverage, and reduced demand for the issuer’s goods and services.

•	New Fund Risk. The Equity Income Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•
Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•
Small and Medium Companies Risk.  Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

The Equity Income Fund may be appropriate for investors who:

•	Have a long-term investment horizon;

•	Want to add an investment with potential for both income and capital appreciation to diversify their investment portfolio;

•	Can accept the greater risks of investing in a portfolio with common stock holdings; and

•	Are not primarily concerned with principal stability.

Performance
When the Equity Income Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund’s website at www.davidsonmutualfunds.com or by calling the Fund toll-free at 1-877-332-0529.

Management
Investment Advisor. Davidson Investment Advisors, Inc. is the Equity Income Fund’s investment advisor.

Table of Contents - Prospectus - Equity Income Fund
3

Portfolio Managers. The Advisor uses a team approach for portfolio management.  Of the ten investment team members, Edward P. Crotty, CFA, Senior Vice President and Chief Investment Officer, and William J. Holevoet, Vice President and Portfolio Manager, are the members of the investment team principally responsible for the day-to-day management of the Equity Income Fund’s portfolio and serve as co-portfolio managers of the Fund.

Purchase and Sale of Fund Shares
You may purchase or redeem Equity Income Fund shares on any business day by written request via mail (Davidson Equity Income Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by telephone at 1-877-332-0529, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$2,500	Any amount
Individual Retirement Accounts (“IRAs”) (Traditional, Roth, SEP, and SIMPLE IRAs)	$2,500	Any amount
401(k), Pension or Other Types of ERISA Accounts	Any amount	Any amount
Automatic Investment Plan Accounts	$2,500	$100

Tax Information
The Equity Income Fund’s distributions are taxable, and, unless you are investing through a tax-deferred vehicle, distributions will be taxed as ordinary income or capital gains.  Distributions on investments made through tax-deferred vehicles such as 401(k) plans or IRAs may be taxed upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Equity Income Fund through a broker-dealer or other financial intermediary, the Fund and/or the Advisor or its affiliates may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus - Equity Income Fund
4

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

Principal Investment Strategies

The Equity Income Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (including, convertibles, preferred stocks, partnerships and limited partnerships).  The Fund invests across a wide range of market capitalizations, while the overall portfolio maintains a large capitalization emphasis.  The equity securities in which the Fund will generally invest include those which the Advisor believes have attractive fundamental characteristics, including stable or improving returns on equity, a solid balance sheet, and ample cash flow.  The Fund seeks to achieve its investment objective through investment in strategically advantaged companies that generate free cash flow that can be used to reinvest in the company, pay down debt or distribute to shareholders in the form of dividends and/or share repurchases.

The Equity Income Fund may seek to enhance returns through the use of other investment strategies such as the use of options (for hedging purposes), foreign securities, and other investment companies including ETFs.  The Fund may invest up to 20% of its net assets in put and call options.  The Fund may invest up to 25% of its net assets in foreign securities provided that they are traded in the United States, including in ADRs and emerging markets.  The Fund also may invest up to 20% of its net assets in other investment companies.  Investments in other investment companies that invest predominantly in equity securities are considered equity securities for purposes of the “80% test” described in the preceding paragraph.

The Advisor may sell a position if the fundamentals have deteriorated, a security becomes fully valued, or for purposes of portfolio construction and risk management.  The Advisor may also sell a position if a better alternative becomes available.

Because the Equity Income Fund may invest in one or more underlying investment companies (i.e., mutual funds and ETFs), investors will indirectly bear a proportionate share of any fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the expenses of the Fund.  Actual underlying fund expenses are expected to vary with changes in the allocation of the Fund’s assets among various underlying investment companies.

Temporary or Cash Investments  Under normal market conditions, the Equity Income Fund will stay fully invested according to its principal investment strategies as noted above.  The Fund, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, political or other conditions.  This may result in the Fund not achieving its investment objective during that period.

For longer periods of time, the Equity Income Fund may hold a substantial cash position.  If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested.  To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s management fees and operational expenses.

Related Risks
The risk exists that you could lose money on your investment in the Equity Income Fund.  The principal risks of investing in the Fund that may adversely affect the Fund’s net asset value (“NAV”) or total return are discussed below.

Table of Contents - Prospectus - Equity Income Fund
5

By itself, the Equity Income Fund is not a complete, balanced investment plan and the success of the Fund cannot be predicted.

General Market Risk.  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Equity Risk.  An investor in the Equity Income Fund faces the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Equity risk may affect a single issuer, industry, sector of the economy or the stock market as a whole.

ETF and Mutual Fund Risk.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities it holds.  Many ETFs seek to replicate a specific benchmark index.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.  The Fund also will incur brokerage costs when it purchases ETFs.  Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

Foreign and Emerging Market Securities Risk.  The Equity Income Fund may invest in foreign securities, which may be subject to special risks. The Fund’s returns and NAV may be affected by several factors, including those described below.

Foreign securities are also subject to higher political, social and economic risks.  These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments.  Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.

Foreign securities may be more volatile and less liquid than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets, which could affect the Fund’s investments.  The exchange rates between the U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of the Fund’s investments.

Emerging market countries entail greater investment risk than developed markets.  Such risks could include government dependence on few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government and volatile markets.

Management Risk.  The skill of the Advisor will play a significant role in the Equity Income Fund’s ability to achieve its investment objective.  The Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods.  In addition, the Fund’s ability to achieve its investment objective depends on the Advisor’s ability to select stocks, particularly in volatile stock markets.  The Advisor could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.  Neither the Trust nor the Advisor can guarantee that the Fund will achieve its investment objective.

Table of Contents - Prospectus - Equity Income Fund
6

Issuer Risk.  The risks that could affect the value of the Equity Income Fund’s shares and the total return on your investment include the possibility that the securities held by the Fund will fluctuate as a result of the value of the individual securities held by the Fund.  The value of securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to reasons directly related to the issuer, including management performance, financial leverage, and reduced demand for the issuer’s goods and services.  Securities may also lose value because of factors affecting the securities market generally such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates, or investor sentiment.

New Fund Risk.  The Equity Income Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  The Board can liquidate the Fund without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Equity Income Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Small and Medium Companies Risk.  Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Small and medium capitalization companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.  Securities of those companies may have limited market liquidity and their prices may be more volatile.

Disclosure of Portfolio Holdings
A description of the Equity Income Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.  Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Fund’s annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The Advisor will prepare a marketing sheet within 15 days of each quarter end that details the Fund’s top 10 holdings.  From time to time, the Advisor may select certain portfolio characteristics for distribution to the public on the Fund’s website at www.davidsonmutualfunds.com, with such frequencies and lag times as the Advisor determines to be in the best interests of shareholders.

MANAGEMENT OF THE FUND

Investment Advisor

Davidson Investment Advisors, Inc. is the Equity Income Fund’s investment advisor and provides discretionary investment advisory services to the Fund pursuant to an investment advisory agreement between the Advisor and the Trust (the “Advisory Agreement”).  The Advisor’s corporate headquarters is located at The D.A. Davidson Building, 8 Third Street North, Great Falls, Montana 59401-3155.  The Advisor has provided investment advisory services to individuals, banks, pension and profit sharing plans, trusts, estates, foundations and corporations since 1975.  The Advisor has provided investment advisory services to the Fund since its inception.  The Advisor is a wholly-owned subsidiary of D.A. Davidson Companies, a financial services holding company.

Table of Contents - Prospectus - Equity Income Fund
7

The Advisor provides the Equity Income Fund with advice on buying and selling securities.  The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund.  For its services, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly, equal to 0.50% of the Fund’s average daily net assets.

The Equity Income Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series, except for the Davidson Multi-Cap Equity Fund and Davidson Intermediate Fixed Income Fund.

A discussion regarding the basis for the Board’s approval of the Advisory Agreement for the Equity Income Fund is available in the Fund’s semi-annual report for the period ended December 31, 2015.

Portfolio Managers

The Advisor uses a team approach for portfolio management.  Of the ten investment team members, Edward P. Crotty, CFA and William J. Holevoet are principally responsible for the day-to-day management of the Equity Income Fund’s portfolio and serve as co-portfolio managers of the Fund.

Edward P. Crotty, CFA is a Senior Vice President, Chief Investment Officer and Portfolio Manager of the Advisor.  Mr. Crotty joined the Advisor in 2007.  Prior to joining the Advisor, Mr. Crotty worked as a Managing Director at Spectrum Advisory Services, Inc. from 2005 to 2006 and as a Vice President at Goldman, Sachs & Co. from 1998 to 2004.  Mr. Crotty earned a Bachelor of Science degree and a Master of Science degree in engineering with honors from the University of Illinois at Urbana/Champaign and a Masters of Business Administration degree in Finance with honors from Columbia Business School. Mr. Crotty is a CFA charterholder.

William J. Holevoet is a Vice President and Portfolio Manager of the Advisor.  Mr. Holevoet joined the Advisor in April 2013.  Prior to joining the Advisor, Mr. Holevoet was employed as a Market/Product Specialist at Thomson Reuters Markets.  Mr. Holevoet earned a Bachelor of Arts degree in summa cum laude in East Asian Studies from Yale University and a Masters of Business Administration from the Johnson School at Cornell University.

The SAI provides additional information about the portfolio managers for the Equity Income Fund, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and ownership of securities in the Fund and any conflicts of interest.

Similarly Managed Account Performance

The Advisor currently maintains data related to two Equity Income strategy composites which are managed identically to the Equity Income Fund.  The data provided below is for the wrap composite as well as the traditional composite.  Accounts in the wrap composite are subject to one, flat quarterly or annual fee that covers all administrative, commission, and management expenses.  Accounts in the traditional composite do not have this bundled fee arrangement.

Table of Contents - Prospectus - Equity Income Fund
8

The following tables set forth performance data relating to the historical performance of all private accounts managed by the Advisor for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to those of the Equity Income Fund.  The data is provided to illustrate the past performance of the Advisor in managing substantially similar accounts as measured against the S&P 500® Index and does not represent the performance of the Fund.  The private accounts that are included in the Advisor’s composites are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended (the “1940 Act”), or Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Consequently, the performance results for the Advisor’s composites could have been adversely affected if the private accounts included in the composites had been regulated as investment companies under the federal securities laws.  You should not consider this performance data as an indication of future performance of the Fund.

Davidson Investment Advisors, Inc.
Equity Income Wrap Composite – September 30, 2016 Returns

PERFORMANCE HISTORY			Annualized
	3rd Quarter 2016	YTD	1 Year	3 Years	5 Years	10 Years	15 Years	Since Inception(1)
Equity Income Wrap (Net-of-Fees)	5.86%	11.80%	19.78%	11.63%	14.35%	6.14%	6.50%	6.77%
Equity Income Wrap (Gross-of-Fees)	6.16%	12.77%	21.22%	13.01%	15.77%	7.52%	8.01%	8.40%
S&P 500® Index(2)	3.85%	7.84%	15.43%	11.16%	16.37%	7.24%	7.15%	7.27%
Russell 1000 Value Index(3)	3.48%	10.00%	16.20%	9.70%	16.15%	5.85%	7.46%	7.81%
(1)	Inception of the Equity Income Wrap Composite is February 28, 1997.
(2)	The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic market. You cannot invest directly in an index.
(3)
The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.  You cannot invest directly in an index.

Table of Contents - Prospectus - Equity Income Fund
9

Equity Income Wrap Composite Annual Disclosure Presentation
March 1, 1997 to December 31, 2015

Year End	Total Firm Assets (millions)	Composite Assets				Annual Performance Results					3 Year Annualized Standard Deviation
		U.S. Dollars (millions)	Num of Accounts	Non-Fee Paying Accounts %	Fee Paying Accounts %	Composite		S&P 500® Index %	Russell 1000® Value Index %	Composite Dispersion %	Composite %	Bench-mark % S&P 500®	Bench- mark % Russell 1000®
						Gross- of-Fees %	Net-of- Fees %
2015	$1,119	111	173	0.00%	100.00%	3.16%	1.87%	1.38%	-3.83%	0.5%	10.51%	10.47%	10.68%
2014	1,176	116	195	0.00	100.00	11.47	10.07	13.69	13.45	0.6	9.33	8.98	9.20
2013	1,135	110	192	0.00	100.00	27.80	26.22	32.39	32.53	0.6	12.47	11.94	12.70
2012	1,038	88	187	0.00	100.00	10.71	9.35	16.00	17.51	0.2	16.39	15.09	15.51
2011	1,030	87	192	0.00	100.00	2.26	0.99	2.11	0.39	0.2	19.64	18.70	20.69
2010	1,157	91	195	0.00	100.00	12.42	11.00	15.06	15.51	0.2	21.13	21.85	23.18
2009	1,015	73	181	0.20	99.80	26.28	24.69	26.46	19.69	0.4	18.23	19.63	21.10
2008	766	54	178	0.17	99.83	-28.13	-29.14	-37.00	-36.85	0.3	13.53	15.08	15.36
2007	1,010	75	222	0.25	99.75	2.59	0.99	5.49	-0.17	0.2	7.98	7.68	8.06
2006	930	69	206	0.28	99.72	20.47	18.72	15.79	22.25	0.4	7.62	6.82	6.68
2005	977	48	175	0.35	99.65	3.07	1.48	4.91	7.05	0.6	9.83	9.04	9.46
2004	1,024	49	170	0.00	100.00	12.58	10.78	10.87	16.49	0.8	14.44	14.86	14.76
2003	942	35	140	0.00	100.00	21.84	19.82	28.69	30.03	1.0	14.86	18.07	15.99
2002	791	23	121	0.00	100.00	-12.13	-13.64	-22.10	-15.52	0.9	16.41	18.55	16.98
2001	875	13	58	0.00	100.00	1.34	-0.26	-11.88	-5.59	0.8	13.56	16.71	14.66
2000	831	5	24	0.00	100.00	14.26	12.18	-9.11	7.01	1.5	14.90	17.42	17.30
1999	819	6	28	0.00	100.00	7.03	4.91	21.04	7.35	2.0	*	*	*
1998	657	3	11	0.00	100.00	11.08	8.79	28.54	15.63	N.A.	*	*	*
1997	535	2	7	0.00	100.00
N.A. - Information is not statistically meaningful due to an insufficient number of portfolios in the composite for the entire year.											* Prior to complete three year performance results.

The Advisor has prepared and presented this report in compliance with the Global Investment Performance Standards (GIPS®). The GIPS® method of calculating performance differs from the SEC’s standardized method of calculating performance and may produce different results.

Davidson Investment Advisors, Inc. (“Davidson”) is an investment adviser registered with the SEC and maintains its headquarters in Great Falls, Montana.  Davidson claims compliance with the GIPS and has prepared and presented this report in compliance with the GIPS standards.  Davidson has been independently verified for the period 1 January 2014 through 31 December 2015 by the Spaulding Group, Inc.  Verification assesses whether (1) the firm has complied with all the composite construction requirements of the GIPS standards on a firm-wide basis and (2) the firm's policies and procedures are designed to calculate and present performance in compliance with the GIPS standards.  The Equity Income Wrap Composite has been examined for the period 1 January 2014 through 31 December 2015.  The verification and performance examination reports are available upon request.  The Equity Income Wrap Composite was created June 30, 2002.

The Equity Income strategy seeks to deliver above average total return with below average risk.  We are looking for proven companies with solid fundamentals, rather than deep value distressed situations. The primary tenets of Equity Income are quality bias, dividend focus, and a value discipline.  Equity Income Wrap Composite contains discretionary equity income accounts with a bundled fee arrangement, and for comparison purposes is measured against the S&P 500® and the Russell 1000® Value indices.  The S&P 500® has been widely regarded as the best single gauge of the large cap U.S. equities market since the index was first published in 1957.  The index includes 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities.  The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.  The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment.  The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.  There is no minimum portfolio size for inclusion in the Equity Income Wrap Composite.  Prior to May 31, 2013 the minimum size for composite inclusion was $100,000.  The firm maintains a complete list and description of composites, which is available upon request.  Policies for valuing portfolios, calculating performance, and preparing compliant presentations are available upon request. Results are based on fully discretionary accounts under management, including those accounts no longer with the firm.

Table of Contents - Prospectus - Equity Income Fund
10

The U.S. dollar is the currency used to express performance. Returns are presented gross and net of fees and include the reinvestment of all income.  In addition to a management fee, accounts pay an all-inclusive fee based on a percentage of assets under management.  This fee includes portfolio monitoring, consulting services, and in some cases, custodial services.  Accounts that participate in block trading pay a per share commission for research and execution. Gross results have been reduced by these commission costs. Net results have been reduced by all actual fees and transaction costs incurred.  Wrap fee accounts make up 100% of the composite for all periods shown.  Wrap fee schedules are provided by independent wrap sponsors and are available upon request from the respective wrap sponsor.  Actual investment advisory fees incurred by clients may vary. A typical management fee schedule is as follows: first $5 million – 100.0 basis points, next $5 million – 87.5 basis points, and greater than $10 million – 75.0 basis points.  Beginning July 1, 2002, composite policy requires the temporary removal of any portfolio incurring a client initiated significant cash or security inflow or outflow of at least 20% of portfolio assets. The annual composite dispersion presented is an asset-weighted standard deviation calculated for the accounts in the composite the entire year.  The fees and expenses associated with an investment in the composite are lower than the fees and expenses associated with an investment in the Class A shares or Class C shares of the Fund, so that if the composite’s expenses were adjusted for these Fund expenses, its performance would have been lower than shown.

The data shown represents past performance and offers no guarantee or representation of future results.

Equity Income Composite – September 30, 2016 Returns

PERFORMANCE HISTORY			Annualized
	3rd Quarter 2016	YTD	1 Year	3 Years	5 Years	10 Years	15 Years	Since Inception(1)
Equity Income (Net-of-Fees)	5.94%	12.13%	20.39%	12.07%	14.42%	6.19%	6.71%	7.38%
Equity Income (Gross-of-Fees)	6.13%	12.75%	21.28%	12.99%	15.41%	7.05%	7.53%	8.28%
S&P 500® Index(2)	3.85%	7.84%	15.43%	11.16%	16.37%	7.24%	7.15%	8.13%
Russell 1000 Value Index(3)	3.48%	10.00%	16.20%	9.70%	16.15%	5.85%	7.46%	8.58%
(1)	Inception of the Equity Income Composite is January 31, 1996.
(2)	The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic market. You cannot invest directly in an index.
(3)
The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.  You cannot invest directly in an index.

Table of Contents - Prospectus - Equity Income Fund
11

Equity Income Composite Annual Disclosure Presentation
February 1, 1996 to December 31, 2015

Year End	Total Firm Assets (millions)	Composite Assets		Annual Performance Results					3 Year Annualized Standard Deviation
		U.S. Dollars (millions)	Number of Accounts	Composite		S&P 500® Index %	Russell 1000® Value Index %	Composite Dispersion %	Composite %	Bench- mark % S&P 500®	Bench- mark % Russell 1000®
				Gross- of-Fees %	Net-of- Fees %
2015	$1,119	5	8	3.16%	2.35%	1.38%	-3.83%	0.2%	10.60%	10.47%	10.68%
2014	1,176	3	8	11.50	10.55	13.69	13.45	0.2	9.34	8.98	9.20
2013	1,135	5	10	27.58	26.29	32.39	32.53	N.A.	12.50	11.94	12.70
2012	1,038	3	7	9.29	8.34	16.00	17.51	N.A.	16.32	15.09	15.51
2011	1,030	1	5 or fewer	1.37	0.50	2.11	0.39	N.A.	19.52	18.70	20.69
2010	1,157	1	5 or fewer	11.83	10.92	15.06	15.51	N.A.	21.04	21.85	23.18
2009	1,015	2	5 or fewer	25.14	24.25	26.46	19.69	N.A.	18.17	19.63	21.10
2008	766	1	5 or fewer	-28.70	-29.20	-37.00	-36.85	N.A.	13.57	15.08	15.36
2007	1,010	14	8	2.68	2.11	5.49	-0.17	N.A.	8.03	7.68	8.06
2006	930	15	6	20.17	19.09	15.79	22.25	N.A.	7.76	6.82	6.68
2005	977	15	8	2.71	2.00	4.91	7.05	N.A.	9.99	9.04	9.46
2004	1,024	21	7	12.41	11.45	10.87	16.49	N.A.	14.48	14.86	14.76
2003	942	19	8	21.48	20.72	28.69	30.03	N.A.	14.88	18.07	15.99
2002	791	4	5 or fewer	-13.25	-13.69	-22.10	-15.52	N.A.	16.76	18.55	16.98
2001	875	7	5 or fewer	2.09	1.71	-11.88	-5.59	N.A.	13.87	16.71	14.66
2000	831	5	5 or fewer	14.80	14.40	-9.11	7.01	N.A.	15.11	17.42	17.30
1999	819	6	5 or fewer	5.12	4.85	21.04	7.35	N.A.	12.61	16.52	16.04
1998	657	<1	5 or fewer	8.53	7.04	28.54	15.63	N.A.	*	*	*
1997	535	<1	5 or fewer	23.27	21.25	33.36	35.18	N.A.	*	*	*
1996	390	<1	5 or fewer
N.A. - Information is not statistically meaningful due to an insufficient number of portfolios in the composite for the entire year.									* Prior to complete three year performance results.

The Advisor has prepared and presented this report in compliance with the GIPS. The GIPS method of calculating performance differs from the SEC’s standardized method of calculating performance and may produce different results.

Davidson Investment Advisors, Inc. (“Davidson”) is an investment adviser registered with the SEC and maintains its headquarters in Great Falls, Montana.  Davidson claims compliance with GIPS and has prepared and presented this report in compliance with the GIPS standards.  Davidson has been independently verified for the period 1 January 2014 through 31 December 2015 by the Spaulding Group, Inc.  Verification assesses whether (1) the firm has complied with all the composite construction requirements of the GIPS standards on a firm-wide basis and (2) the firm's policies and procedures are designed to calculate and present performance in compliance with the GIPS standards.  Verification does not ensure the accuracy of any specific composite presentation.  The verification reports are available upon request.  The Equity Income Composite was created June 30, 2002.

The Equity Income strategy seeks to deliver above average total return with below average risk.  We are looking for proven companies with solid fundamentals, rather than deep value distressed situations.  The primary tenets of Equity Income are quality bias, dividend focus, and a value discipline.  Equity Income Composite contains discretionary equity income accounts that do not have a bundled fee arrangement, and for comparison purposes is measured against the S&P 500® and the Russell 1000® Value indices.  The S&P 500® has been widely regarded as the best single gauge of the large cap U.S. equities market since the index was first published in 1957.  The index includes 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities.  The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.  The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment.  The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.  There is no minimum portfolio size for inclusion in the Equity Income Wrap Composite.  Prior to May 31, 2013 the minimum size for composite inclusion was $100,000.  The firm maintains a complete list and description of composites, which is available upon request.  Policies for valuing portfolios, calculating performance, and preparing compliant presentations are available upon request.  Results are based on fully discretionary accounts under management, including those accounts no longer with the firm.

Table of Contents - Prospectus - Equity Income Fund
12

The U. S. dollar is the currency used to express performance. Returns are presented gross and net of management fees include the reinvestment of all income. Gross of fee performance is presented before management fees but after all trading expenses.  Net of fee performance is inclusive of all actual management fees and trading expenses.  A typical management fee schedule is as follows: $0 to $10,000,000 is 65.0 basis points, $10,000,001 to $25,000,000 is 60.0 basis points, $25,000,001 to $50,000,000 is 55.0 basis points and $50,000,001 and above is 50.0 basis points. This schedule is subject to a $5,000,000 minimum investment or $32,500 annual fee.  Beginning July 1, 2002, composite policy requires the temporary removal of any portfolio incurring a client initiated significant cash or security inflow or outflow of at least 20% of portfolio assets.  The fees and expenses associated with an investment in the composite are lower than the fees and expenses associated with an investment in the Class A shares or Class C shares of the Fund, so that if the composite’s expenses were adjusted for these Fund expenses, its performance would have been lower than shown.

The data shown represents past performance and offers no guarantee or representation of future results.

Fund Expenses

The Equity Income Fund is responsible for its own operating expenses.  The Advisor has contractually agreed, however, to waive its fees and pay expenses of the Fund to ensure that the net annual fund operating expenses (excluding AFFE, taxes, interest expenses, dividends on securities sold short and extraordinary expenses) for the Class A shares do not exceed 1.10% and 1.85% of the Class A shares’ and Class C shares’ average daily net assets, respectively, through at least October 27, 2017.  The term of the Fund’s operating expense limitation agreement is indefinite, and it can only be terminated by the Board.  Any waiver in management fees or payment of Fund expenses made by the Advisor may be recouped by the Advisor in subsequent fiscal years if the Advisor so requests.  This recoupment may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the Expense Caps.  The Advisor may request recoupment for management fee waivers and Fund expense payments made in the prior three fiscal years from the date the fees were waived and expenses were paid.  Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board.

Table of Contents - Prospectus - Equity Income Fund
13

YOUR ACCOUNT WITH THE FUND

Description of Classes

The Trust has adopted a multiple class plan that allows the Equity Income Fund to offer one or more classes of shares.  The Fund has registered two classes of shares – Class A shares and Class C shares.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:

•
Class A shares are charged a front-end sales load.  The Class A shares are also charged a 0.25% Rule 12b-1 distribution and service fee.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1.00% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.

•	Class C shares are charged a CDSC of 1.00%. The Class C shares are also charged a 1.00% Rule 12b-1 distribution and service fee.

Class A Shares

Class A shares of the Equity Income Fund are retail shares that require that you pay a front-end sales charge when you invest in the Fund unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) described earlier of 0.25% of average daily net assets which are assessed against the shares of the Fund.

If you purchase Class A shares of the Equity Income Fund you will pay the public offering price (“POP”) which is the NAV per share next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the POP is lower for these purchases.  The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares.  Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows:

Amount of Transaction	Sales Charge as a % of Public Offering Price(1)	Sales Charge as a % of Net Amount Invested	Dealer Reallowance as a % of Public Offering Price
Less than $25,000	5.00%	5.26%	5.00%
$25,000 but less than $50,000	4.50%	4.71%	4.50%
$50,000 but less than $100,000	4.00%	4.17%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.50%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	2.00%
$1,000,000 or more(2)	0.00%	0.00%	1.00%
(1)
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)
U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) will assess Class A purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within twelve months from the date of purchase, unless the dealer of record waived its commission.  The 1.00% is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.

Table of Contents - Prospectus - Equity Income Fund
14

The Advisor’s affiliated broker-dealer, D.A. Davidson & Co. (“DAD”), will receive all of the initial sales charge for purchases of Class A shares of the Equity Income Fund without a dealer of record.

A redemption fee of 1.00%, based on the redeemed share’s market value, will be imposed on redemptions of Class A shares of the Equity Income Fund held for seven calendar days or less after purchase, using the “first in, first out” (“FIFO”) method.

Reducing Your Sales Charge
You may be able to reduce the sales charge on Class A shares of the Equity Income Fund based on the combined market value of your accounts.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a specific breakpoint level as indicated by the above table.

•
You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Class A shares of the Fund within 365 days of the date of the redemption.  You must provide instruction at the time of purchase of your intent to exercise this privilege.

•
By signing a Letter of Intent (“LOI”) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months.  Reinvested dividends and capital gains do not count as purchases made during this period.  The Fund will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy.  If you do not invest the amount specified in the LOI before the expiration date, the Transfer Agent will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you would have paid based on the total amount actually invested in Class A shares on the expiration date.  Otherwise, the Transfer Agent will release the escrowed shares when you have invested the agreed amount.  Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.

•
Rights of Accumulation (“ROA”) allow you to combine Class A shares of the Fund you already own in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.  The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A shares of the Fund already owned and adding the dollar amount of your current purchase.

Eligible Accounts
Certain accounts may be aggregated for ROA eligibility, including your current investment in the Equity Income Fund, and previous investments you and members of your primary household group have made in the Fund, provided your investment was subject to a sales charge.  (Your primary household group consists of you, your spouse and children under age 21 living at home.)  Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase, if a sales charge has been paid on those purchases:

•	Individual or joint accounts held in your name;

•	Coverdell Savings Accounts and UGMA/UTMA accounts for which you or your spouse is parent or guardian of the minor child;

•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

Table of Contents - Prospectus - Equity Income Fund
15

•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation; and

•
Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment “wrap accounts” or through an omnibus account maintained with the Fund by a broker-dealer.

Waiving Your Sales Charge
The sales charges may be waived for certain groups or classes of shareholders.  If you fall into any of the following categories, you can buy Class A shares at NAV without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
o	Advisors Series Trust;
o	Davidson Investment Advisors, Inc. and its affiliates; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Current employees of:
o	the Fund’s Transfer Agent;
o	broker-dealers who act as selling agents; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s distributor that allows for load-waived Class A purchases.

•
Financial intermediaries and qualified broker-dealers, including the Advisor’s affiliated broker-dealer, DAD, who have entered into an agreement with the Fund’s distributor that allows for load-waived Class A purchases.

•
Financial intermediaries who have entered into an agreement with the Fund’s distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

•	Investment advisory clients of the Advisor.

The Trust also reserves the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Equity Income Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here. Contact your selling agent for further information.

If you hold shares through a financial intermediary and you believe you qualify for a sales load waiver, please notify your financial intermediary prior to purchase.  You will be required to show proof of your eligibility for a sales load waiver.  The Trust may terminate or amend the terms of these sales charge waivers.

More information regarding the Equity Income Fund’s sales charges, breakpoints and waivers is available free of charge on the Fund’s website: www.davidsonmutualfunds.com, by clicking on “Breakpoints and Sales Loads.”

Table of Contents - Prospectus - Equity Income Fund
16

Class C Shares

You can buy Class C shares at the offering price, which is the NAV without an up-front sales charge.  Class C shares are subject to annual Rule 12b-1 distribution and service fees of 1.00%.  Of the 1.00% fee, an annual 0.75% distribution fee compensates your financial intermediary for providing distribution services and an annual 0.25% service fee compensates your financial intermediary for providing ongoing service to you.  Quasar Distributors, LLC (“Quasar” or the “Distributor”) pays your financial intermediary a 1.00% up-front sales commission, which includes an advance of the first year’s distribution and service fees.  The Distributor retains the distribution and service fees in the first year to reimburse itself for paying your financial intermediary a 1.00% up-front sales commission and retains the distribution and service fees on accounts with no authorized dealer of record.

If you sell (redeem) your Class C shares within twelve months of purchase, you will have to pay a CDSC of 1.00% which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.  For example, if you purchased $10,000 worth of shares, which due to market fluctuation has appreciated to $15,000, the CDSC will be assessed on your $10,000 purchase.  If that same $10,000 purchase has depreciated to $5,000, the CDSC will be assessed on the $5,000 value.  For purposes of calculating the CDSC, the start of the twelve-month holding period is the first day of the month in which the purchase was made.  The Equity Income Fund will use the FIFO method when taking the CDSC.

A redemption fee of 1.00%, based on the redeemed share’s market value, will be imposed on redemptions of Class C shares of the Equity Income Fund held for seven calendar days or less after purchase, using the FIFO method.

Investments of $1 million or more for purchase into Class C will be rejected.  Your financial intermediary is responsible for placing individual investments of $1 million or more into Class A shares.

Waiving Your CDSC
The CDSC may be waived for certain groups or classes of shareholders.  If you fall into any of the following categories, you can redeem Class C shares without a CDSC:

•	You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

•	You will not be assessed a CDSC on Fund shares redeemed for account and transaction fees (e.g., returned investment fee) and redemptions through a systematic withdrawal plan.

•
The CDSC is waived for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70½ according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

•
The CDSC is waived for redemptions made in the event of the last surviving shareholder’s death or for a disability suffered after purchasing shares. (“Disabled” is defined in Internal Revenue Code Section 72(m)(7).)

•	The CDSC is waived for redemptions made at the direction of the Trust in order to, for example, complete a merger or effect a Fund liquidation.

•	The Class C shares CDSC is waived if the dealer of record waived its commission with the Fund’s or Advisor’s approval.

Table of Contents - Prospectus - Equity Income Fund
17

The Trust also reserves the right to enter into agreements that reduce or eliminate the CDSC for groups or classes of shareholders, or for Equity Income Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here.  Contact your selling agent for further information.

More information regarding the Equity Income Fund’s sales charges and waivers is available free of charge on the Fund’s website:  www.davidsonmutualfunds.com, by clicking on “Breakpoints and Sales Loads.”

Share Price

Shares of the Equity Income Fund are sold based on the NAV per share, plus any applicable sales charge, which is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  However, the Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The NYSE is closed on weekends and most national holidays.  The NAV will not be calculated on days when the NYSE is closed for trading.
Purchase and redemption requests are priced based on the next NAV per share calculated after receipt of such requests.  The NAV is the value of the Equity Income Fund’s securities, cash and other assets, minus all expenses and liabilities.  NAV per share is determined by dividing NAV by the number of shares outstanding.  The NAV takes into account the expenses and fees of the Fund, including management, shareholder servicing and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by the Equity Income Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used to calculate the Equity Income Fund’s NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale.  Therefore, if a shareholder purchases or redeems shares in the Fund when it holds securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Equity Income Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.  The Advisor anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

Table of Contents - Prospectus - Equity Income Fund
18

HOW TO PURCHASE SHARES OF THE FUND

There are several ways to purchase shares of the Equity Income Fund.  An account application is used if you send money directly to the Fund by mail or wire.  Payment should be made by check in U.S. dollars and drawn on a domestic financial institution, savings and loan, or credit union, or sent by wire transfer.  Checks should be made payable to “Davidson Equity Income Fund.”

The Equity Income Fund will not accept payment in cash or money orders.  To prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Transfer Agent is unable to accept post-dated checks, or any conditional order or payment.

If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.

The Equity Income Fund does not issue share certificates and its shares are not registered for sale outside of the United States.  The Fund reserves the right to reject any purchase in whole or in part.  If you have questions about how to invest, or about how to complete the account application, please call an account representative at 1-877-332-0529.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Equity Income Fund’s Anti-Money Laundering Program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-877-332-0529 if you need assistance when completing your account application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Equity Income Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Equity Income Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

You may Purchase Shares through an Investment Broker

You may buy and sell shares of the Equity Income Fund through certain brokers (and their agents, together “brokers”) that have made arrangements with the Fund.  An order placed with such a broker is treated as if it was placed directly with the Fund, and will be executed at the next share price calculated by the Fund.  Brokers may be authorized by the Fund’s principal underwriter to designate other brokers and financial intermediaries to accept orders on the Fund’s behalf.  An order is deemed to be received when the Fund, a Broker or, if applicable, a Broker’s authorized designee accepts the order.  Your shares will be held in the broker’s name, and the broker will maintain your individual ownership information.  The Fund or Advisor may pay the broker for maintaining these records as well as providing other shareholder services.  In addition, the broker may charge you a fee for handling your order.  The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.

Table of Contents - Prospectus - Equity Income Fund
19

You may Send Money to the Fund by Mail

If you wish to invest by mail, simply complete the account application and mail it with a check (made payable to “Davidson Equity Income Fund”) to the Transfer Agent at the following address:

Regular Mail	Overnight Delivery
Davidson Equity Income Fund	Davidson Equity Income Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note: The Equity Income Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

You may Wire Money to the Fund

If you are making your first investment in the Equity Income Fund, before you wire funds, please contact the Fund by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery or facsimile.  Upon receipt of your completed account application, your account will be established and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

You may then instruct your bank to initiate the wire.  Prior to sending the wire, please call the Equity Income Fund at 1-877-332-0529 to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the Fund’s name, your name and account number so that your wire can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No.: 075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C No.: 112-952-137
FFC:	Davidson Equity Income Fund
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing.  Neither the Equity Income Fund nor U.S. Bank N.A. is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Table of Contents - Prospectus - Equity Income Fund
20

Please contact the Transfer Agent prior to sending a wire in order to ensure proper credit.  If you are making a subsequent purchase, your bank should wire funds as indicated above.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-877-332-0529.  Your bank may charge you a fee for sending a wire payment to the Equity Income Fund.

When is Money Invested in the Fund?

Your share price will be the next NAV per share (plus any applicable sales charge) calculated after the Transfer Agent or your broker receives your request in good order.  “Good order” means that your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to the “Davidson Equity Income Fund.”  All requests received in good order before 4:00 p.m., Eastern Time will be processed on that same day.  Requests received after 4:00 p.m., Eastern Time will be based on the next business day’s NAV per share.

What is the Price of the Fund?

Class A shares of the Equity Income Fund are sold at NAV per share plus any applicable sales charge; Class C shares of the Fund are sold at NAV per share.  The Fund’s NAV per share, or price per share, is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of its shares outstanding.  The Fund’s assets are the market value of securities held in its portfolio, plus any cash and other assets.  The Fund’s liabilities are fees and expenses it owes.  The number of Fund shares outstanding is the amount of shares which have been issued to shareholders.  The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the NAV per share next calculated after your order is received and accepted.

MINIMUM INVESTMENTS

The minimum initial and subsequent investment amounts for the Equity Income Funds’ Class A and Class C shares are shown in the table below:

Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$2,500	Any amount
IRAs (Traditional, Roth, SEP, and SIMPLE IRAs)	$2,500	Any amount
401(k), Pension or Other Types of ERISA Accounts	Any amount	Any amount
Automatic Investment Plan Accounts	$2,500	$100

If you are starting an Automatic Investment Plan (see below), however, the minimum initial and subsequent investments are $2,500 and $100, respectively, for regular accounts and IRAs.

The Equity Income Fund’s minimum investment requirements may be waived from time to time by the Advisor, and for the following types of shareholders:

•
current and retired employees, directors/trustees and officers of the Trust, the Advisor and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);

Table of Contents - Prospectus - Equity Income Fund
21

•	any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Advisor and its affiliates;

•
current employees of the Transfer Agent, broker-dealers who act as selling agents for the Funds, intermediaries that have marketing agreements in place with the Advisor and the immediate family members of any of them;

•	existing clients of the Advisor, their employees and immediate family members of such employees;

•	registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Distributor; and

•	qualified broker-dealers who have entered into an agreement with the Distributor.

Subsequent Investments

By Mail
You may purchase additional shares of the Equity Income Fund by sending a check, with the stub from an account statement, to the Fund at the address above.  Please also write your account number on the check.  If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.  If you want to invest additional money by wire, it is important for you to first call the Fund at 1-877-332-0529.

By Telephone
If you have been authorized to perform telephone transactions (either by completing the required portion of your account application or by subsequent arrangement in writing with the Equity Income Fund), you may purchase additional shares by calling the Fund toll-free at 1-877-332-0529.  You may not make your initial purchase of Fund shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the ACH network.  Your account must be open for at least 15 calendar days and you must have banking information established on your account prior to making a telephone purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern Time, shares will be purchased at the NAV next calculated, plus any applicable sales charge.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Automatic Investment Plan (“AIP”)

You may make regular monthly investments in the Equity Income Fund using the AIP.  In order to participate in the AIP, your financial institution must be an Automated Clearing House (“ACH”) member.  An ACH debit is drawn electronically against your account at a financial institution of your choice.  Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the next calculated NAV per share plus any applicable sales charge. There is no charge by the Fund for this service.  The Fund may terminate or modify this privilege at any time.  You may terminate or modify your participation by notifying the Transfer Agent at least five days prior to the effective date.  Once the initial minimum investment of $2,500 for regular accounts and IRAs is made, the subsequent minimum monthly investment amount is $100.  A request to change bank information may require a signature guarantee or a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.  Additionally, the Transfer Agent will charge a $25 fee for any payment returned as unpaid.  You will also be responsible for any losses suffered by the Fund as a result.  To establish the AIP, an investor must complete the appropriate section of the account application.  For additional information on the AIP, please call the Transfer Agent at 1‑877‑332‑0529.

Table of Contents - Prospectus - Equity Income Fund
22

HOW TO REDEEM YOUR SHARES

You have the right to redeem all or any portion of your shares of the Equity Income Fund at their next calculated NAV per share on each day the NYSE is open for trading.  A redemption may result in recognition of a gain or loss for federal income tax purposes.

Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.  Shares held in IRA or other retirement accounts may be redeemed by telephone at 1-877-332-0529.  IRA investors will be asked whether or not to withhold taxed from any distribution.

Redemptions in Writing

You may redeem your shares by simply sending a written request to the Equity Income Fund.  Please provide the Fund’s name, your name, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all of the shareholders whose names appear in the account registration.  Please have the signatures guaranteed, if applicable.  You should send your redemption request to:

Regular Mail	Overnight Delivery
Davidson Equity Income Fund	Davidson Equity Income Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note:	The Equity Income Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Redemptions by Telephone

If you authorized the telephone redemption option and Internet options on your account application, you may redeem up to $100,000 of your shares on any business day the NYSE is open by calling the Transfer Agent at 1‑877‑332‑0529 before the close of trading on the NYSE.  Redemption proceeds will be sent on the next business day to the address that appears on the Transfer Agent’s records.  If you request, redemption proceeds will be wired on the next business day to your designated bank account, or sent via electronic funds transfer through the ACH network to your predetermined bank account.  The minimum amount that may be wired is $1,000.  Wire charges, currently $15, will be deducted from your account balance on dollar specific trades.  If you are redeeming your entire account or are requesting a redemption for a specific share amount, the wire charge will be deducted from the redemption proceeds.  In the case of a partial redemption or a certain dollar redemption, the fee will be deducted above and beyond the requested redemption amount.  There is no charge to have proceeds sent by electronic funds transfer and credit is typically available in two to three business days.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 days before the redemption request.    Once a telephone transaction has been placed, it cannot be canceled or modified.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Table of Contents - Prospectus - Equity Income Fund
23

By establishing telephone redemption privileges, you authorize the Equity Income Fund and its Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the financial institution account designated on the account application.  The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions.  If these normal identification procedures are followed, neither the Fund nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.  The Fund may change, modify, or terminate these privileges at any time upon at least 60 days’ notice to shareholders.

You may request telephone redemption privileges after your account is opened; however, the authorization form may require a separate signature guarantee or signature verification from a Signature Validation Program member or other form of authentication from a financial institution source.  Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.  If this occurs, you may make your redemption request in writing.

Signature Guarantees

A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required to redeem shares in the following situations:

—	When ownership is being changed on your account;

—	When redemption proceeds are payable to or sent to any person, address or bank account not on record;

—	If a change of address request has been received by the Transfer Agent within the last 15 calendar days; or

—	For all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee or signature validation program stamp in other instances based on the facts and circumstances.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not a signature guarantor.

Systematic Withdrawal Plan (“SWP”)

The Equity Income Fund offers a SWP whereby you may request that a check drawn in a predetermined amount be sent to you monthly, quarterly or annually.  To start the SWP, your account must have Fund shares with a value of at least $5,000, and the minimum amount that may be withdrawn each month or quarter is $100.  The SWP may be terminated or modified by you or the Fund at any time without charge or penalty.  Termination and modification of your SWP should be provided to the Transfer Agent five business days prior to the next withdrawal.  A withdrawal under the SWP involves a redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  The redemption fee will be waived on sales of Fund shares due to participation in the SWP.

Table of Contents - Prospectus - Equity Income Fund
24

Payment of Redemption Proceeds

You may redeem the Equity Income Fund’s shares at a price equal to the NAV per share next determined after the Transfer Agent receives your redemption request in good order.  Shareholders should contact the Transfer Agent at 1‑877‑332‑0529 for further information concerning documentation required for redemption of fund shares.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received in good order by the Fund before the close of the regular trading session of the NYSE (generally, 4:00 p.m., Eastern Time) will usually be sent to the bank you indicate or mailed on the following day to the address of record.  Payment for shares redeemed will be sent to you typically within one to two business days, but no later than the seventh calendar day after receipt of the redemption request by the Transfer Agent.  However, the Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the SEC.

If you purchase shares using a check and soon after request a redemption, the Equity Income Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 15 calendar days).  This delay can be avoided by investing by wire to make your purchase.  Furthermore, there are certain times when you may be unable to sell the Fund shares or receive proceeds.

Specifically, the Equity Income Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of a Fund’s shareholders.

Other Redemption Information

Your redemption proceeds are net of any CDSC fees and/or redemption fees.

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act.  Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of the Equity Income Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

The Equity Income Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (redemption in-kind).  It is not expected that the Fund would do so except in unusual circumstances.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.  A redemption, whether in cash or in-kind, is a taxable event for you.

Due to the relatively high cost of maintaining smaller accounts, the shares in your account (unless it is a retirement plan or Uniform Gifts or Transfers to Minors Act account) may be redeemed by the Equity Income Fund if, due to redemptions you have made, the total value of your account falls below the minimum initial investment.  If the Fund determines to make such an involuntary redemption, you will first be notified that the value of your account is less than the minimum initial investment, and you will be allowed 30 days to make an additional investment to bring the value of your account to at least the minimum initial investment before the Fund takes any action.

Table of Contents - Prospectus - Equity Income Fund
25

Tools to Combat Frequent Transactions

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Equity Income Fund shares by Fund shareholders.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include monitoring trading practices, imposing redemption fees and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Fund believes is consistent with shareholder interests.

Monitoring Trading Practices
The Equity Income Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the 1940 Act, the Fund’s Distributor, on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

Redemption Fee
The Equity Income Fund charges a 1.00% redemption fee on the redemption of Fund shares held for 7 calendar days or less.  This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The FIFO method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends or on sales of Fund shares due to participation in the Systematic Withdrawal Plan.  Although the Fund has the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

Table of Contents - Prospectus - Equity Income Fund
26

Fair Value Pricing
The Equity Income Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor to the Fund does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

More detailed information regarding fair value pricing can be found under the heading titled, “YOUR ACCOUNT WITH THE FUND – Share Price.”

DISTRIBUTION OF FUND SHARES

Distributor

Quasar Distributors, LLC, an affiliate of the Transfer Agent, 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, is the distributor for the shares of the Equity Income Fund.  Quasar Distributors, LLC is a registered broker-dealer and a member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Distribution and Service (Rule 12b-1) Plan

The Trust has adopted a plan pursuant to Rule 12b-1 that allows the Equity Income Fund’s Class A shares and Class C shares to pay distribution and service fees for the sale, distribution and servicing of its shares.  The plan provides for the payment of a distribution and service fee at the annual rate of 0.25% and 1.00% of average daily net assets of the Fund’s Class A shares and Class C shares, respectively.  Because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution and Service Fees – Other Payments to Third Parties

In addition to the fees that the Fund may pay to its Transfer Agent, the Equity Income Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources, and without additional cost to the Equity Income Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to service fees paid by the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on its sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

Table of Contents - Prospectus - Equity Income Fund
27

GENERAL POLICIES

Some of the following policies are mentioned above.  In general, the Equity Income Fund reserves the right to:

—	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;

—
Reject any purchase request for any reason.  Generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading);

—
Redeem all shares in your account if your balance falls below the Fund’s minimum initial investment requirement due to redemption activity.  If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;

—	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Fund; and

—	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Equity Income Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Equity Income Fund by telephone, you may also mail your request to the Fund at the address listed under “How to Purchase Shares of the Fund.”

Your financial intermediary may establish policies that differ from those of the Equity Income Fund.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your financial intermediary for details.

Class A shares of the Equity Income Fund may not be exchanged for, or converted to, Class C shares of the Fund and vice versa.

Inactive Accounts
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

Fund Mailings
Statements and reports that the Equity Income Fund sends to you include the following:

•	Confirmation statements (after every transaction that affects your account balance or your account registration);

Table of Contents - Prospectus - Equity Income Fund
28

•	Annual and semi-annual shareholder reports (every six months); and

•	Quarterly account statements.

Householding
In an effort to decrease costs, the Equity Income Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1‑877‑332‑0529 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income, if any, are normally declared and paid by the Equity Income Fund typically in December.  Capital gain distributions, if any, are also normally made in December, but the Fund may make an additional payment of dividends or capital gain distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in Equity Income Fund shares unless you choose one of the following options:

(1) receive dividends in cash while reinvesting capital gain distributions in additional Equity Income Fund shares; (2) receive capital gain distributions in cash while reinvesting dividends in additional Fund shares; or (3) receive all distributions in cash.  Distributions are taxable whether received in cash or additional Fund shares.

If you elect to receive any distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Equity Income Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.  If you wish to change your distribution option, notify the Transfer Agent in writing or by telephone at least five (5) days in advance of the payment date for the distribution.

Any dividend or capital gain distribution paid by the Equity Income Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution.  You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in an economic sense, a partial return of capital to you.

TAX CONSEQUENCES

The Equity Income Fund intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (“The Code”).  As a regulated investment company, the Fund will not be subject to federal income tax if it distributes its taxable income as required by the tax law and satisfies certain other requirements that are described in the SAI.

Distributions made by the Equity Income Fund will be taxable to shareholders whether received in shares (through reinvestment) or in cash.  Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income or, under current law, as qualified dividend income.  Distributions reported as capital gain dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held.  There is no requirement that the Fund take into consideration any tax implications when implementing its investment strategy.  Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.  A portion of ordinary income dividends paid by the Fund may be qualified dividend income eligible for taxation at long-term capital gain rates for individual investors, provided that certain holding period and other requirements are met.  Qualified dividend income, the amount of which will be reported to you by the Fund, is taxed at a maximum federal rate of 20%.  The eligibility for qualified dividend tax rates depends on the underlying investments of a Fund.  Some or all of your distributions may not be eligible for this preferential tax rate.  A 3.8% surtax applies to net investment income which generally will include dividends and capital gains from an investment in the Fund of shareholders with adjusted gross incomes over $200,000 for single filers and $250,000 for married joint filers.  Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in January are taxable as if received the prior December.

Table of Contents - Prospectus - Equity Income Fund
29

By law, the Equity Income Fund must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

If you sell or exchange your Equity Income Fund shares, it is a taxable event for you.  Depending on the purchase and sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction and your investment in the Fund.  The Code limits the deductibility of capital losses in certain circumstances.

Additional information concerning the taxation of the Equity Income Fund and its shareholders is contained in the SAI.  Tax consequences are not the primary consideration of the Fund in making its investment decisions.  You should consult your own tax advisor concerning federal, state and local taxation of distributions from the Fund.

FINANCIAL HIGHLIGHTS

Financial highlights are not available at this time because the Fund had not commenced operations prior to the date of this Prospectus.

Table of Contents - Prospectus - Equity Income Fund
30

Investment Advisor
Davidson Investment Advisors, Inc.
Davidson Building
8 Third Street North
Great Falls, Montana 59401-3155

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Table of Contents - Prospectus - Equity Income Fund
31

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Table of Contents - Prospectus - Equity Income Fund
PN-1

DAVIDSON EQUITY INCOME FUND

A series of Advisors Series Trust
www.davidsonmutualfunds.com

FOR MORE INFORMATION

You can find more information about the Equity Income Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Equity Income Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Equity Income Fund’s annual and semi-annual reports (collectively, the “Shareholder Reports”) provide the most recent financial statements and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

The SAI and the Shareholder Reports are available free of charge on the Equity Income Fund’s website at www.davidsonmutualfunds.com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquires about the Fund by calling the Fund (toll-free) at 1-877-332-0529 or by writing to:

DAVIDSON EQUITY INCOME FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551‑8090.  Reports and other information about the Equity Income Fund are also available:

•	Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811‑07959.)

Table of Contents - Prospectus - Equity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

October 28, 2016

DAVIDSON MULTI-CAP EQUITY FUND

Class A	DFMAX
Class C	DFMCX
Class I	DFMIX

A Series of Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-877-332-0529

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus dated October 28, 2016, as may be revised, of the Davidson Multi-Cap Equity Fund (the “Fund”), a series of Advisors Series Trust (the “Trust”).  Davidson Investment Advisors, Inc. (the “Advisor”) is the investment advisor to the Fund.  Copies of the Prospectus may be obtained by contacting the Fund at the address or telephone number above or by visiting the Fund’s website at www.davidsonmutualfunds.com.

The Fund’s audited financial statements and notes thereto for the fiscal year ended June 30, 2016, are included in the Fund’s annual report to shareholders for the fiscal year ended June 30, 2016, and are incorporated by reference into this SAI.  A copy of the annual report may be obtained without charge by calling or writing the Fund as shown above or by visiting the Fund’s website at www.davidsonmutualfunds.com.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
2

THE TRUST

The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on October 3, 1996, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Fund, which are series of the Trust.

Registration with the SEC does not involve supervision of the management or policies of the Fund.  The Fund’s Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

The Fund’s registration with the SEC was declared effective on July 3, 2008, and the Fund’s inception date was August 11, 2008.

INVESTMENT POLICIES AND RISKS

The following discussion supplements the discussion of the Fund’s investment policies as set forth in the Prospectus.

Diversification

The Fund is diversified.  This means, among other things, that as to 75% of the Fund’s total assets (1) no more than 5% may be in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer.

Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.  However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund’s qualifying as a diversified mutual fund under applicable federal securities laws.

Percentage Limitations

Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
3

Risks Associated With Recent Economic Events

Market and Regulatory Risk

Events in the financial markets and economy may cause volatility and uncertainty and affect performance.  Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses.  It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met.  Market events may affect a single issuer, industry, sector, or the market as a whole.  Traditionally liquid investments may experience periods of diminished liquidity.  During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest.  It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions.  Therefore it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.  Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets.  The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.  In addition, economies and financial markets throughout the world are becoming increasingly interconnected.  As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Government Intervention In Financial Markets Risk

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels.  This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.  The Federal Reserve recently has reduced its market support activities.  Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.

Equity Securities

The Fund may invest in common stocks, preferred stocks, convertible securities, warrants and foreign securities, including American Depositary Receipts (“ADRs”), each of which is subject to certain risks, as discussed below.
All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
4

Common Stock.  A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock has a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities.  The Fund may invest in convertible securities.  Convertible securities (such as debt securities or preferred stock) may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock.  However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Warrants.  A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend.  In addition to the general risks associated with equity securities discussed above, investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the  Fund’s entire investment therein).

Foreign Securities

The Fund may invest in foreign securities, including emerging markets.

American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts.  The Fund may invest in securities of foreign issuers in the form of ADRs, European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged.  These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution.  Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies, while EDRs and GDRs are European and Global receipts evidencing a similar arrangement.  ADRs, EDRs and GDRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
5

Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers.  Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies.  There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the U.S.  The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and the Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court.  Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures), possible foreign withholding taxes on dividends and interest payable to the Fund, possible taxes on trading profits, inflation, and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.  Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls.  Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition, the Fund may invest in foreign securities of companies that are located in developing or emerging markets.  Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability.  Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents.  Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede the Fund’s ability to obtain possession of its assets.  As a result, there may be an increased risk or price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

Dividends and interest payable on the Fund’s foreign securities may be subject to foreign withholding tax.  The Fund may also be subject to foreign taxes on its trading profits.  Some countries may also impose a transfer or stamp duty on certain securities transactions.  The imposition of these taxes will increase the cost to the Fund of investing in those countries that impose these taxes.  To the extent such taxes are not offset by credits or deductions available to shareholders in the Fund under U.S. tax law, they will reduce the net return to the Fund’s shareholders.  Based on the principal investment strategies of the Fund, it is not expected that the Fund will be eligible to pass through to its shareholders any credits or deductions against their U.S. federal income tax with respect to any foreign withholding taxes paid by the Fund.

To the extent the Fund invests in securities denominated in foreign currencies, the Fund will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency.  Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies.  In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting the Fund to the risk of fluctuating currency exchange rates pending settlement.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
6

The Fund will not buy or sell foreign currency, except as necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

Brexit. On June 23, 2016, the United Kingdom voted via referendum to leave the European Union ("EU"), which immediately led to significant market volatility around the world, as well as political, economic, and legal uncertainty. It is expected that the United Kingdom's exit from the EU will take place within two years after the United Kingdom formally notifies the European Council of its intention to withdraw. However, there is still considerable uncertainty relating to the potential consequences and precise timeframe for the exit, how the negotiations for the withdrawal and new trade agreements will be conducted, and whether the United Kingdom's exit will increase the likelihood of other countries also departing the EU. During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but the broader global economy, could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues, and countries whose economies rely on international trade. Any further exits from the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties. These developments could have a material adverse effect on the secondary market for securities in which the Fund invests and could result in significantly reduced liquidity.

Small- and Medium-Sized Companies

Many of the companies in which the Fund may invest will include those that have limited product lines, services, markets, or financial resources, or that are dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies or companies with larger capitalizations (“large-sized companies”).  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund.

Historically, smaller companies and the stocks of companies with smaller or mid-sized companies (“small-sized companies”) have been more volatile in price than large-sized companies.  Among the reasons for the greater price volatility of these small-sized company stocks are the less certain growth prospects of small-sized companies, the lower degree of liquidity in the markets for such stocks, the greater sensitivity of small-sized companies to changing economic conditions and the fewer market makers and wider spreads between quoted bid and asked prices which exist in the over-the-counter market for such stocks.  Besides exhibiting greater volatility, small-sized company stocks may, to a degree, fluctuate independently of large-sized company stocks.  Small-sized company stocks may decline in price as large-sized company stocks rise, or rise in price as large-sized company stocks decline.  Investors should therefore expect that the Fund that invests primarily in small-sized companies will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500® Index.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
7

Other Investment Companies

The Fund may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”), money market mutual funds and other mutual funds in pursuit of its investment objective, in accordance with the limitations established under the Investment Company Act of 1940, as amended (the “1940 Act”). This may include investments in money market mutual funds in connection with the Fund’s management of daily cash positions and temporary defensive purpose.  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, the Fund becomes a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

Section 12(d)(1)(A) of the 1940 Act generally prohibits the Fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  In accordance with Rule 12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of money market funds purchased by the Fund, whether or not for temporary defensive purposes, provided that the Fund does not pay a sales charge, distribution fee or service fee as defined in Rule 2830 of the Conduct Rules of FINRA on acquired money market fund shares (or the Advisor must waive its advisory fees in an amount necessary to offset any sales charge, distribution fee or service fee).

Exchange-Traded Funds.  ETFs are open-end investment companies whose shares are listed on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company.  In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically, 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
8

Real Estate Investment Trusts (“REITs”)

The Fund may invest in shares of REITs.  REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund will indirectly bear its proportionate share of any expenses paid by REITs in which they invest in addition to the expenses paid by the Fund.  Investing in REITs involves certain unique risks.  Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects.  REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act.  REITs (especially mortgage REITs) are also subject to interest rate risks.

Short-Term, Temporary, and Cash Investments

When the Advisor believes market, economic or political conditions are unfavorable for investors, the Advisor may invest up to 100% of the Fund’s net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents or other short-term investments.  Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, or the U.S. economy.  Temporary defensive investments generally may include U.S. Government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, money market mutual funds shares and other money market equivalents.  The Advisor also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.  The Fund may invest in any of the following securities and instruments:

Money Market Mutual Funds.  The Fund may invest in money market mutual funds in connection with its management of daily cash positions or as a temporary defensive measure.  Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity.  It primarily invests in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments.  These investments generally mature within 397 days from the date of purchase.  An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.  The Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.

Your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying money market mutual fund shares.  You will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Fund may acquire bank certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If the Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by the fund that invests only in debt obligations of U.S. domestic issuers.  Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
9

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in the Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations.  The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations.  The Fund may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Services (“S&P”), “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc. (“Moody’s”), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in the Appendix.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
10

Illiquid and Restricted Securities

The Fund may hold up to 15% of its net assets in securities that are illiquid.  The Advisor will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security.  Illiquid securities present the risks that the Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.

There are generally no restrictions on the Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933, as amended (the “Securities Act”)), except to the extent such securities may be considered illiquid.  These securities are sometimes referred to as private placements.  The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  Securities issued pursuant to Rule 144A of the Securities Act (“Rule 144A securities”) and 4(2) Paper will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.  The Advisor is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees).

Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a nationally recognized statistical rating organization (“NRSRO”); the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed.  If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities.

Investing in Rule 144A securities could have the effect of increasing the level of the Fund’s illiquidity to the extent that the Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing the securities.  The Fund is permitted to sell restricted securities to qualified institutional buyers.

Options

The Fund may write call options on stocks and stock indices if the calls are “covered” throughout the life of the option.  A call is “covered” if the Fund owns the optioned securities.  When the Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period.  If the call is exercised, the Fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.

The Fund may purchase a call on securities to effect a “closing purchase transaction,” which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Fund on which it wishes to terminate its obligation.  If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Fund expires (or until the call is exercised and the Fund delivers the underlying security).

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
11

The Fund also may write and purchase put options (“puts”).  When the Fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period.  When the Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period.  If any put is not exercised or sold, it will become worthless on its expiration date.

The Fund’s option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation (“OCC”) has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations.  If the OCC exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered.  As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures.

Purchasing Put and Call Options – When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price.  In return for this right, the Fund pays the current market price for the option (known as the “option premium”).  The Fund may purchase put options to offset or hedge against a decline in the market value of its securities (“protective puts”) or to benefit from a decline in the price of securities that it does not own.  The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs.  However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price.  The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy.  The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs.  Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

•	Allowing it to expire and losing its entire premium;

•	Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

•	Closing it out in the secondary market at its current price.

Selling (Writing) Put and Call Options – When the Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date.  Similarly, when the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date.  The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written.  Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
12

The Fund may try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities.  If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security’s value.  If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price.  If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received.  Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall.  The Fund could try to hedge against a decline in the value of securities it already owns by writing a call option.  If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security’s value.  However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

The Fund is permitted only to write covered options.  The Fund can cover a call option by owning:

•	The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

•	A call option on the same security or index with the same or lesser exercise price;

•	A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

•	Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

•	In the case of an index, the fund of securities that corresponds to the index.

The Fund can cover a put option by:

•	Entering into a short position in the underlying security;

•	Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

•
Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

•	Maintaining the entire exercise price in liquid securities.

Options on Securities Indices – Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities.  In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market, rather than price fluctuations in a single security.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
13

Options on Futures – An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price.  Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option).  If the option is exercised, the parties will be subject to the futures contracts.  In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position.  Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold.  The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

The Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts.  The Fund may buy a put option on a futures contract for the same reason it would sell a futures contract.  It also may purchase such put options in order to hedge a long position in the underlying futures contract.  The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

The Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts.  If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its assets.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument.  The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

Combined Positions – The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument.  Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Caps and Floors – The Fund may enter cap and floor agreements.  Caps and floors have an effect similar to buying or writing options.  In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.  For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level.  An interest rate collar combines elements of buying a cap and selling a floor.

Risks of Derivatives – While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks.  For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions.  Derivatives may magnify the Fund’s gains or losses, causing it to make or lose substantially more than it invested.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
14

When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative.  Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

Derivative Management Risk – If the Advisor incorrectly predicts stock market and interest rate trends, the Fund may lose money by investing in derivatives.  For example, if the Fund were to write a call option based on its Advisor’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price.  Similarly, if the Fund were to write a put option based on the Advisor’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

Lending Portfolio Securities

The Fund may lend its portfolio securities in an amount not exceeding one-third of its total assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter.  Such terms and the issuing bank would have to be satisfactory to the Fund.  Any loan might be secured by any one or more of the three types of collateral.  The terms of the Fund’s loans must permit the Fund to reacquire loaned securities on five days’ notice or in time to vote on any serious matter and must meet certain tests under the Code.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower.  The Fund will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.  In addition, the Fund is exposed to the risk of delay in recovery of the loaned securities or possible loss of rights in the collateral should the borrower become insolvent.  As well, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

Borrowing

The Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed at any time 33 1/3% of the value of its total assets at the time of such borrowings.  The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
15

Special Risks Related to Cyber Security

The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers.  Cyber-attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs.  The Fund may incur additional costs for cyber security risk management and remediation purposes.  In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value.  There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority of the Fund’s outstanding voting securities” as defined in the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

The Fund’s investment objective is fundamental.

In addition, the Fund may not:

1.
With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer.  (Does not apply to investment in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.);

2.	Make loans (except as permitted by the 1940 Act and the rules and regulations promulgated thereunder); or

3.
Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.

Additionally, the Fund may not:

1.	Issue senior securities, borrow money or pledge its assets, except through reverse repurchase agreements or as permitted under the 1940 Act and the rules and regulations promulgated thereunder;

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
16

2.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

3.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are backed by physical commodities;

4.
Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets, provided that this restriction does not limit the Fund’s investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, or (iii) repurchase agreements, subject to the limitations of the 1940 Act; or

5.
Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings.  Initial and variation margin for futures and options contracts will not be deemed to be a pledge of the Fund’s assets.

The Fund observes the following restrictions as a matter of operating but not fundamental policy.  Except as noted below, the Fund may:

1.	Not make investments for the purpose of exercising control or management;

2.	Not hold more than 15% of the Fund’s net assets in illiquid securities; or

3.
Not make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior written notice.

If a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation, except that there is an ongoing asset coverage requirement in the case of borrowings.  If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trust’s Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions at higher ordinary income tax rates.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
17

For the fiscal years indicated below, the Fund’s portfolio turnover rates were as follows:

For Fiscal Year Ended June 30, 2016	For Fiscal Year Ended June 30, 2015
25.30%	13.91%

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board, all of whom are independent of the Advisor.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent, each as defined herein.  The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objective, strategies, and policies and to general supervision by the Board.

The Trustees and officers of the Trust, their ages, positions with the Trust, term of office with the Trust and length of time served, business addresses, principal occupations during the past five years and other directorships held are set forth in the table below.

Independent Trustees(1)
Name, Address and Age	Position Held with t he Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Gail S. Duree (age 70) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since March 2014.	Director, Alpha Gamma Delta Housing Corporation (collegiate housing management) (2012 to present); Trustee and Chair (2000 to 2012), New Covenant Mutual Funds (1999-2012); Director and Board Member, Alpha Gamma Delta Foundation (philanthropic organization) (2005 to 2011).	3	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2012, New Covenant Mutual Funds (an open-end investment company with 4 portfolios).

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
18

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
George J. Rebhan (age 82) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	3	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2009, E*TRADE Funds.
George T. Wofford (age 77) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	3	Trustee, Advisors Series Trust (for series not affiliated with the Funds).
Raymond B. Woolson (age 57) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term;* since January 2016.	President, Apogee Group, Inc. (financial consulting firm) (1998 to present).	3
Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee, Doubleline Funds Trust (an open-end investment company with 13 portfolios), Doubleline Equity Trust, Doubleline Opportunistic Credit Fund and Doubleline Income Solutions Fund, from 2010 to present.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
19

Interested Trustee
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Directorships Held During Past Five Years(3)
Joe D. Redwine(4) (age 69) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term since September 2008.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).	3	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Officers
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Joe D. Redwine (age 69) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).
Douglas G. Hess (age 49) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Senior Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (March 1997 to present).
Cheryl L. King (age 55) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).
Kevin Hayden (age 45) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term since September 2013.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (June 2005 to present).
Albert Sosa (age 46) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term since September 2013.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (June 2004 to present).
Michael L. Ceccato (age 59) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term since September 2009.	Senior Vice President, U.S. Bancorp Fund Services, LLC (February 2008 to present).
Jeanine M. Bajczyk, Esq. (age 51) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since September 2015.	Senior Vice President and Counsel, U.S. Bancorp Fund Services, LLC (May 2006 to present).

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
20

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Emily R. Enslow, Esq. (age 29) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Secretary	Indefinite term since September 2015.
Assistant Vice President, U.S. Bancorp Fund Services, LLC (July 2013 - present); Proxy Voting Coordinator and Class Action Administrator, Artisan Partners Limited Partnership (September 2012 – July 2013); Legal Internship, Artisan Partners Limited Partnership (February 2012 – September 2012); J.D. Graduate, Marquette University Law School (2009-2012).

*	Under the Trust’s Agreement and Declaration of Trust, a Trustee serves during the continued lifetime of the Trust until he/she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the election and qualification of his/her successor. In addition, the Trustees have designated a mandatory retirement age of 75, such that each Trustee first elected or appointed to the Board after December 1, 2015, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs.
(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of September 30, 2016, the Trust was comprised of 48 active portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Davidson Multi-Cap Equity Fund, Davidson Equity Income Fund and Davidson Intermediate Fixed Income Fund (the “Davidson Funds”).  The Davidson Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

(3)
“Other Directorships Held” includes only directorship of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 Act, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Compensation

Effective January 1, 2016, the Independent Trustees each receive an annual retainer of $80,000 allocated among each of the various portfolios comprising the Trust, and an additional $5,000 per regularly scheduled Board meeting, and an additional $500 per special telephonic meeting, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings.  Prior to January 1, 2016, the annual retainer was $70,000.  The lead Independent Trustee and chair of the Audit Committee each receive a separate annual fee of $10,000 and $5,000, respectively, provided that the separate fee for the chair of the Audit Committee will be waived if the same individual serves as both the lead Independent Trustee and Audit Committee.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the compensation received by the Independent Trustees from the Fund for the fiscal year ended June 30, 2016.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
21

	Aggregate Compensation from the Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(2)
Independent Trustee
Gail S. Duree	$1,885	None	None	$1,885
Donald E. O’Connor(3)	$716	None	None	$716
George J. Rebhan	$1,967	None	None	$1,967
George T. Wofford	$1,803	None	None	$1,803
Raymond B. Woolson(4)	$1,146	None	None	$1,146
Interested Trustee
Joe D. Redwine	None	None	None	None
(1)	For the Fund’s fiscal year ended June 30, 2016.
(2)	There are currently numerous series comprising the Trust. The term “Fund Complex” refers only to the Davidson Funds and not to any other series of the Trust. For the fiscal year that ended June 30, 2016, aggregate Independent Trustees’ fees for the Trust were $340,250.
(3)	Mr. O’Connor retired from the Trust effective January 15, 2016.
(4)	Effective January 1, 2016, Mr. Woolson was appointed to the position of Independent Trustee.

Additional Information Concerning Our Board of Trustees

The Role of the Board
The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s investment advisors, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the advisors, distributor, administrator, custodian and transfer agent.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer (“CCO”) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  It has established three standing committees, an Audit Committee, a Nominating Committee, and a Qualified Legal Compliance Committee (the “QLCC”), which are discussed in greater detail under “Board Committees,” below.  Currently, more than seventy-five percent (75%) of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Advisor or its affiliates or any other investment advisor in the Trust, and each of the Audit Committee, Nominating Committee and QLCC are comprised entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
22

The Chairman of the Board is the Chief Executive Officer of the Trust and a Trustee; he is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s “Distributor” and principal underwriter.  He is also the President and CEO of the Administrator to the Trust.  The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisors of the Trust and comprehensively manages the operational aspects of the Funds in the Trust.  The Trust has appointed George J. Rebhan as lead Independent Trustee, who acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas and serves as chair during executive sessions of the Independent Trustees.

The Board reviews its structure annually.  The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust.  The Board has also determined that the appointment of a lead Independent Trustee and the function and composition of the Audit Committee, the Nominating Committee, and the QLCC are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets regularly with the CCO to discuss compliance and operational risks.  The Audit Committee also meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the Advisor and portfolio manager as to investment risks as well as other risks that may be also discussed in Audit Committee.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years.  They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes.  The information provided below, and in the table above, is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
23

Gail S. Duree.  Ms. Duree has served as a trustee and chair on a mutual fund board and is experienced in financial, accounting and investment matters through her experience as past audit committee chair of a mutual fund complex as well as through her service as Treasurer of a major church from 1999 to 2009.  Ms. Duree also serves as director of a collegiate housing management company and has served as a director of a philanthropic organization where she sat as chair of the finance committee.  Ms. Duree serves as the Trust’s Audit Committee Financial Expert.

George J. Rebhan.  Mr. Rebhan has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of E*Trade Funds and as President of the Hotchkis and Wiley mutual fund family.  Mr. Rebhan also has substantial investment experience through his former association with a registered investment advisor.

Joe D. Redwine.  Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his position as President and CEO of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has extensive experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.

George T. Wofford.  Mr. Wofford is experienced in financial, accounting, regulatory and investment matters through his executive experience as a Senior Vice President of Federal Home Loan Bank of San Francisco (“FHLB-SF”) where he was involved with the development of FHLB-SF’s information technology infrastructure as well as legal and regulatory financial reporting.

Raymond B. Woolson.  Mr. Woolson has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his experience as Lead Independent Trustee and Audit Committee Chair for the Doubleline Funds as well as through his service as President of Apogee Group, Inc., a company providing financial consulting services.  Mr. Woolson also has substantial mutual fund operations, financial and investment experience through his prior service in senior and management positions in the mutual fund industry, including service as Senior Managing Director in Investment Management for Mass Mutual Life Insurance Company, where he oversaw fund accounting, fund administration and client services and also served as Chief Financial Officer and Treasurer for various funds and other investment products, as well as prior positions where he provided management consulting services to the mutual fund industry and the investment management areas of the banking and insurance industries.

Board Committees

The Trust has established the following three standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, and the Nominating Committee.  There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice.  The Trust’s committee structure is specifically not intended or designed to prevent or mitigate the Fund’s investment risks.  The Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
24

The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  Ms. Duree is the Chairperson of the Audit Committee.  The Audit Committee meets regularly with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.  During the Fund’s fiscal year ended June 30, 2016, the Audit Committee met one time with respect to the Fund.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the Securities and Exchange Commission on behalf of the issuer (the “issuer attorneys”).  An issuer’s attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  During the Fund’s fiscal year ended June 30, 2016, the QLCC did not meet with respect to the Fund.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  Mr. Wofford is the Chairman of the Nominating Committee.  The Nominating Committee will consider nominees recommended by shareholders.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s Amended and Restated By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.  During the Fund’s fiscal year ended June 30, 2016, the Nominating Committee met one time with respect to the Fund.

Additionally, the Trust’s Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of representatives from the Administrator’s staff.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.

Trustee Ownership of Fund Shares and Other Interests

No Trustee owned shares of the Fund as of the calendar year ended December 31, 2015.

As of December 31, 2015, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Distributor, as defined below, or any affiliate of the Advisor or Distributor.  Accordingly, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates.  In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Distributor or any affiliate thereof was a party.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
25

Control Persons, Principal Shareholders, and Management Ownership
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund.  For control persons only, if a control person is a company, the table also indicates the control person’s parent, if any, and the jurisdiction under the laws of which the control person is organized.  As of September 30, 2016, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

Class A Shares
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
D.A. Davidson & Co., Inc. 8 Third Street North Great Falls, MT 59401-3155	D.A. Davidson Companies	Montana	61.58%	Record

Class C Shares
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
D.A. Davidson & Co., Inc. 8 Third Street North Great Falls, MT 59401-3155	D.A. Davidson Companies	Montana	63.99%	Record

Class I Shares
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
D.A. Davidson & Co., Inc. 8 Third Street North Great Falls, MT 59401-3155	D.A. Davidson Companies	Montana	90.81%	Record
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Dr. E Fl.3 Jacksonville, FL 32246-6484	N/A	N/A	7.57%	Record

Management Ownership Information.  As of September 30, 2016, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of any class of the Fund.

THE FUND’S INVESTMENT ADVISOR

Davidson Investment Advisors, Inc., Davidson Building, 8 Third Street North, Great Falls, Montana 59401-3155, acts as investment advisor to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  The Advisor is 100% owned and controlled by its parent holding company, D.A. Davidson Companies.  D.A. Davidson Companies is thus a control person of the Advisor.

In consideration of the services to be provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Fund a management fee computed daily and payable monthly, based on a rate equal to 0.65% of the Fund’s average daily net assets:

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
26

For the fiscal years indicated below, the Fund paid the following management fees to the Advisor:

June 30,	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fee Paid to Advisor
2016	$ 665,165	$ 195,941	$ 0	$ 469,224
2015	$ 614,424	$ 198,344	$ 0	$ 416,080
2014	$ 483,745	$ 171,720	$ 0	$ 312,025

The Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

In addition to the management fees payable to the Advisor, the Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund’s shareholders and the Trust’s Board that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of the Fund which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Fund or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Fund); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

Though the Fund is responsible for its own operating expenses, the Advisor has contractually agreed to waive a portion or all of the management fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short and extraordinary expenses) to the limit set forth in the Annual Fund Operating Expenses table of the Prospectus.  Any such waivers made by the Advisor in its management fees or payment of expenses which are the Fund’s obligation are subject to recoupment by the Advisor from the Fund, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to recoup only for management fee waivers and expense payments made in the previous three fiscal years.  Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to the Fund’s payment of current ordinary operating expenses.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
27

PORTFOLIO MANAGERS

The Fund is managed by Messrs. Brian P. Clancy, CFA and Paul G. Condrat, CFA who serve as co-portfolio managers of the Fund.

The following provides information regarding other accounts, not including the Fund, managed by Mr. Clancy as of June 30, 2016:

Category of Account	Total Number of Accounts Managed (excluding the Fund)	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$6,407,834	0	$0
Other Accounts	482	$274,960,392	0	$0

The following provides information regarding other accounts, not including the Fund, managed by Mr. Condrat as of June 30, 2016:

Category of Account	Total Number of Accounts Managed (excluding the Fund)	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$6,407,834	0	$0
Other Accounts	482	$274,960,392	0	$0

Compensation.  The portfolio managers’ compensation consists of a fixed base salary, which is not based on Fund performance.  Base salaries for portfolio managers are competitive relative to their peers within the industry based on compensation information provided by benefits and compensation specialists, the McLagen Company and the CFA Institute Annual Survey on Compensation.  Base salary comprises approximately 50% of total compensation.  Portfolio managers also receive an annual performance bonus – 50% of which is based on the  portfolio manager’s strategy three-year performance versus the reporting benchmark, 25% is based on the portfolio manager’s strategy one-year performance versus the reporting benchmark, and 25% is based on the one-year performance of the Advisor’s other investment strategies (relative to their respective benchmarks).  In addition, portfolio managers participate in a retention bonus plan based on the overall revenues of the firm whereby portfolio managers are eligible to receive restricted stock in D.A. Davidson Companies on a five year cliff vesting schedule.  Deferred compensation is based on percentage of the company’s revenue, which is based on percentage of the value of the assets under management.  The Advisor’s parent company may make a profit sharing contribution to the portfolio managers’ 401(k) plan accounts or their accounts in the parent company’s Employee Stock Ownership Plan.  Those contributions are based on the profit performance of the parent company as a whole of which the Advisor is a part.  In addition, the portfolio managers may receive incentive stock options.  The portfolio managers do not receive any compensation directly from the Fund or from the other accounts that they manage.  The Advisor does charge and receive a management fee which is based on the assets under management.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
28

Material Conflicts of Interest.  Because the Advisor performs investment management services for various clients, certain conflicts of interest could arise.  However, the Advisor does not expect any material conflicts arising from its management of other accounts because the investment strategies of the Fund and investment strategies of other accounts are identical.  The Advisor’s policy prohibits any allocation of trades in a manner that the Advisor’s proprietary accounts, affiliated account, or any particular client(s) or group of clients receive more favorable treatment than other client accounts, including the Fund.  The Advisor employs the block allocation function of the MOXY portfolio software, and shares are distributed in a random manner.

Securities Owned in the Fund by the Portfolio Managers.  As of June 30, 2016, the portfolio managers owned the following securities in the Fund:

Name of Portfolio Manager	Dollar Range of Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001- $100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Brian P. Clancy, CFA	$100,001-$500,000
Paul G. Condrat, CFA	$100,001-$500,000

SERVICE PROVIDERS

Fund Administrator, Transfer Agent and Fund Accountant

Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Administrator to the Fund.  USBFS provides certain services to the Fund including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  USBFS also acts as fund accountant, transfer agent and dividend disbursing agent (the “Transfer Agent”) under separate agreements.  Additionally, the Administrator provides CCO services to the Trust under a separate agreement.  The cost of the CCO services is charged to the Fund and approved by the Board annually.

For the fiscal years indicated below, the Fund paid the following fees to USBFS for fund administration services:

Administration Fees Paid During Fiscal Years Ended June 30,
2016	2015	2014
$140,822	$129,116	$101,976

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
29

Custodian

Pursuant to a Custody Agreement between the Trust and U.S. Bank National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), the Custodian serves as the custodian of the Fund’s assets, holds the Fund’s portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties.  The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.

The Custodian and Administrator do not participate in decisions relating to the purchase and sale of securities by the Fund.  The Administrator, Transfer Agent, Custodian and the Fund’s Distributor (as defined below) are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Legal Counsel

Tait, Weller & Baker LLP (“Tait”), 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund whose services include auditing the Fund’s financial statements and the performance of related tax services.

Schiff Hardin LLP (“Schiff Hardin”), 666 Fifth Avenue, Suite 1700, New York, New York 10103, serves as counsel to the Trust and provides counsel on legal matters relating to the Fund.  Schiff Hardin also serves as independent legal counsel to the Board of Trustees.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.  Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will seek best execution.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, and the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services.  The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the FINRA and the SEC.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
30

While it is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.

Investment decisions for the Fund are made independently from those of other client accounts or mutual funds managed or advised by the Advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or mutual funds.  In such event, the position of the Fund and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts or mutual funds seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as they desire, or they may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that the Fund are purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts or mutual funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a client’s appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Advisor utilizes a three tier rating system for the purposes of allocating the Fund’s annual research commission budget.  Ratings are based on the investment team’s evaluation of value-added research, access to analysts, access to company management, and access to investment conferences.  The Advisor will make every effort to ensure tier I brokers garner a larger portion of the annual research budget, followed by tier II brokers, with the remainder going to tier III brokers.  The Advisor’s investment team will re-evaluate the status of brokers within the ranking system on at least a semi-annual basis.  In addition, the Advisor may use its affiliated broker-dealer, D.A. Davidson & Co. (“DAD”) to execute a portion of the Fund’s portfolio securities transactions.  All such transactions are subject to the requirement that the Advisor seek to obtain best execution for all portfolio transactions.  The Advisor has represented to the Fund that it will not execute portfolio transactions through DAD unless the use of DAD satisfies the Advisor’s duty of best execution and was in the best interest of the Fund.  The Board continually reviews the Advisor’s use of DAD.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
31

During the fiscal years indicated below, the Fund paid the following amount in brokerage commissions:

Aggregate Brokerage Commissions Paid During Fiscal Years Ended June 30,
2016	2015	2014
$38,370	$27,391	$18,166

The following was paid to brokerage firms for research services provided to the Fund and the Advisor from the amounts above:

Fiscal Year Ended June 30, 2015
Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
$34,923	$42,602,791

The Fund may invest in the securities of its regular broker/dealers who have executed trades for the Funds.  For the fiscal year ended June 30, 2016, the Fund invested in the securities of its regular broker/dealer, JP Morgan Chase & Co., in the amount of $2,742,860, Wells Fargo & Co., in the amount of $2,364,134 and Morgan Stanley, in the amount of $1,576,856.

DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Fund’s distributor, provides certain administration services and promotes and arranges for the sale of Fund shares.  The offering of the Fund’s shares is continuous.  The Distributor, USBFS, and Custodian are all affiliated companies.  The Distributor is a registered broker-dealer and member of FINRA.

The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

The following table reflects the commissions associated with the sale of Class A shares of the Fund during the fiscal years indicated, none of which were retained by the Distributor.

Aggregate Commissions Paid During Fiscal Years Ended June 30,
2016	2015	2014
$182,444	$158,383	$147,677

Of the amount paid for the fiscal year ended June 30, 2016, $0 was paid to D.A. Davidson & Co., an affiliated broker-dealer of the Advisor.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
32

RULE 12b-1 DISTRIBUTION AND SERVICE PLAN

The Trust has adopted on behalf of the Fund’s Class A shares and Class C shares a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Class A shares of the Fund pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares and the Class C shares of the Fund pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 1.00% of the average daily net assets of the Fund’s Class C shares.  The Plan provides that the Distributor may use all or any portion of such fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Plan, or to provide certain shareholder services.  Amounts paid under the Plan, by the Fund, are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of the Fund’s Class A shares and Class C shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.  In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor of periodic fees for services provided to shareholders of the Fund.  The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  The services provided by the administrators pursuant to the Plan are designed to provide support services to the Fund and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Fund and providing other services to the Fund as may be required.

Under the Plan, the Trustees are furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.  Continuation of the Plan is considered by such Trustees no less frequently than annually.  With the exception of the Distributor in its capacity as the Fund’s principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of Fund assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

For the fiscal year ended June 30, 2016, distribution and service related expenditures under the Plan primarily intended to result in the sales of the Fund’s Class A shares and Class C shares that were made by the Fund totaled $129,504 and $228,887, respectively.  The following tables show the dollar amounts by category allocated to the Fund’s Class A and Class C shares for distribution and service related expenses:

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
33

Class A
Actual 12b-1 Expenditures Paid by the Fund During the Fiscal Year Ended June 30, 2015
Total Dollars Allocated
Advertising/Marketing	$2,620
Printing/Postage	$2
Payment to distributor	$3,675
Payment to dealers	$123,207
Compensation to sales personnel	$0
Interest, carrying, or other financing charges	$0
Other	$0
Total	$129,504

Class C
Actual 12b-1 Expenditures Paid by the Fund During the Fiscal Year Ended June 30, 2015
Total Dollars Allocated
Advertising/Marketing	$2,846
Printing/Postage	$4
Payment to distributor	$3,731
Payment to dealers	$192,002
Compensation to sales personnel	$0
Interest, carrying, or other financing charges	$0
Other – (Aged Rule 12b-1 fees paid to Advisor)	$30,304
Total	$228,887

CODES OF ETHICS

The Trust, the Advisor and the Distributor, as defined below, have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, access persons of the Advisor and Distributor to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight.  The Proxy Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Proxy Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Policies and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has adopted Proxy Policies that underscore the Advisor’s concern to act solely in the best interest of the Fund and its shareholders.  The Advisor has delegated its administrative duties with respect to voting proxies to a proxy voting committee (the “Committee”).  Members of the Committee are appointed by the Advisor’s President and include senior investment personnel from the Advisor and its affiliates.  On a regular basis, the Committee will also invite personnel from the Legal and Compliance Departments of its affiliates to participate in Committee meetings.  The Committee is responsible for voting proxies on behalf of the Advisor via a Voting Administrator.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
34

The Advisor has engaged Glass, Lewis & Co., LLC (“Glass Lewis”), an unbiased third party proxy voting service, to make proxy voting recommendations to the Committee and Voting Administrator.  The Voting Administrator will generally vote proxies in accordance with these recommendations, but reserves the right to exercise its own judgment on a case-by-case basis, in the event, for example, that the Glass Lewis recommendation conflicts with the proxy voting decision of the issuer’s management.

The Advisor considers an issuer’s management team to be an important factor when deciding to invest in a particular company.  As a result, the Committee will analyze any proxy vote in which the decision of management conflicts with the Glass Lewis recommendation and will vote the proxy in the best interests of the Advisor’s clients. In such an event, the Committee will determine, prior to voting, whether any of the members of the Committee have a material personal or business conflict in which case the committee member will not be permitted to vote.  The Committee may also seek the advice of outside counsel when making a final determination regarding a potential conflict and/or the vote of the Committee.  Any final determination regarding a particular proxy vote and the analysis undertaken by the Committee shall be documented and retained.

The Trust is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  Form N-PX for the Fund is available without charge, upon request, by calling toll-free 1‑877‑332‑0529 and on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Advisor and the Fund maintains portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund.  These Disclosure Policies have been approved by the Board. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

From time to time, the Advisor may select certain portfolio characteristics for distribution to the public with such frequencies and lag times as the Advisor determines to be in the best interests of shareholders.

Pursuant to the Disclosure Policies, information about the Fund’s portfolio holdings is not distributed to any person unless:

•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

•
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Fund, including, but not limited to USBFS and the Board, attorneys, auditors or accountants;

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
35

•	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public;

•	The disclosure is made with the approval of either the Trust’s CCO or his or her designee; or

•	The disclosure is made pursuant to a confidentiality agreement.

Certain of the persons listed above receive information about the Fund’s portfolio holdings on an ongoing basis. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Fund’s shareholders. These persons are:

•	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
Rating and/or ranking organizations, specifically: Lipper; Morningstar; S&P; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which may receive such information between the seventh and tenth business day of the month following the end of a calendar quarter; and

•
Internal parties involved in the investment process, administration, operation or custody of the Fund, specifically: USBFS; the Board; and the Trust’s attorneys and accountants (currently, Schiff Hardin and Tait, respectively), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above are made with the prior written approval of either the Trust’s CCO or his or her designee, pursuant to the Disclosure Policies.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to these Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice in their sole discretion.

Neither the Advisor nor the Fund may receive compensation in connection with the disclosure of information about the Fund’s portfolio securities.  In the event of a conflict between the interests of the Fund and the interests of the Advisor or an affiliated person of the Advisor, the Advisor’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interest of the Fund, and shall report such determination to the Advisor’s Board of Directors and to the Fund’s Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the Advisor’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed:  Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Fund or the Trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, in accordance with the Disclosure Policies, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
36

In no event shall the Advisor, its affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Disclosure Policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

DETERMINATION OF SHARE PRICE

The NAV per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally, 4:00 p.m., Eastern Time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Debt securities are valued on the basis of valuations provided by independent third-party pricing services, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board.  Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

The securities in the Fund’s portfolio, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
37

How to Buy Shares

You may purchase shares of the Fund from securities brokers, dealers or financial intermediaries (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  The Fund may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of the Fund.  Financial Intermediaries may be authorized by the Fund’s principal underwriter to designate other brokers and financial intermediaries to accept orders on the Fund’s behalf.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally, 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, your order will be priced based on the Fund’s NAV (plus any applicable sales charge) next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements.  The Fund will be deemed to have received a purchase order when a Financial Intermediary or, if applicable, a Financial Intermediary’s authorized designee, receive the order.

The public offering price of Class A shares is based on the NAV per share plus the applicable sales load, and for Class C and Class I shares it is the NAV per share.  Shares are purchased at the public offering price next determined after USBFS receives your order in proper form, as discussed in the Fund’s Prospectus.  In order to receive that day’s public offering price, USBFS must receive your order in proper form before the close of regular trading on the NYSE, generally, 4:00 p.m., Eastern Time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares, and (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the distributor such rejection is in the best interest of the Fund.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the applicable Fund’s investment objective and otherwise acceptable to the Advisor and the Board.

Automatic Investment Plan

As discussed in the Prospectus, the Fund provides an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of the Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by the Fund.  The market value of the Fund’s shares is subject to fluctuation.  Prior to participating in the AIP the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the applicable Fund or through your Financial Intermediary.  The Fund will be deemed to have received a redemption order when a Financial Intermediary or, if applicable, a Financial Intermediary’s authorized designee, receives the order.  Shares held less than seven calendar days are subject to a redemption fee as explained in the Prospectus.

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Fund’s transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders.  Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
38

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions

Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder the Fund or its authorized agents may carry out the instructions and/or to respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Fund and their agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

USBFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If USBFS fails to employ reasonable procedures, the Fund and USBFS may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, the extent permitted by applicable law, neither the Fund nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact USBFS.

Redemptions In-Kind

The Trust has filed an election under Rule 18f-1 of the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets).  The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash.  A redemption, whether in cash or in-kind, is a taxable event for you.

The Fund does not intend to hold any significant percentage of their portfolios in illiquid securities, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid.  In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio.  If the Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption.  The Fund does not anticipate that they would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request.  If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law.  Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
39

Sales Charges and Dealer Reallowance

Class A shares of the Fund are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) of up to 0.25% of average daily net assets that are assessed against the shares of the Fund.

If you purchase Class A shares of the Fund you will pay the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows and the dealer reallowance is as shown in the far right column:

Amount of Transaction	Sales Charge as a % of Public Offering Price(1)	Sales Charge as a % of Net Amount Invested	Dealer Reallowance as a % of Public Offering Price
Less than $25,000	5.00%	5.26%	5.00%
$25,000 but less than $50,000	4.50%	4.71%	4.50%
$50,000 but less than $100,000	4.00%	4.17%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.50%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	2.00%
$1,000,000 or more(2)	0.00%	0.00%	1.00%
(1)
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)
The Transfer Agent will assess Class A purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within twelve months from the date of purchase, unless the dealer of record waived its commission.  The 1.00% is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.

The Advisor’s affiliated broker-dealer, D.A. Davidson & Co. (“DAD”), will receive all of the initial sales charge for purchases of Class A shares of the Fund without a dealer of record.

Breakpoints/Volume Discounts and Sales Charge Waivers

Reducing Your Sales Charge.  You may be able to reduce the sales charge on Class A shares of the Fund based on the combined market value of your accounts.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a specific breakpoint level as indicated by the above table.

•
You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Class A shares within 365 days of the date of the redemption. You must provide instruction at the time of purchase of your intent to exercise this privilege.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
40

•
By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months.  Reinvested dividends and capital gains do not count as purchases made during this period.  The Fund’s transfer agent will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy.  If you do not invest the amount specified in the LOI before the expiration date, the transfer agent will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid.  Otherwise, the transfer agent will release the escrowed shares when you have invested the agreed amount.  Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. For example, an investor has $2,500 to invest in the Fund, but intends to invest an additional $2,500 per month for the next 13 months for a total of $35,000.  Based on the above breakpoint schedule, by signing the LOI, the investor pays a front-end load of 4.50% rather than 5.00%.  If the investor fails to meet the intended LOI amount in the 13‑month period, however, the mutual fund company will charge the higher sales load retroactively.

•
Rights of Accumulation (“ROA”) allow you to combine Class A shares you already own in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.  The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A shares of the Fund already owned and adding the dollar amount of your current purchase.  For example, an individual has a $35,000 investment in the Fund, which was sold with a 4.50% front-end load.  The investor intends to open a second account and purchase $25,000 of the Fund.  Using ROA, the new $25,000 investment is combined with the existing $35,000 investment to reach the $50,000 breakpoint, and the sales charge on the new investment is 4.00% (rather than the 4.50% for a single transaction amount).

Eligible Accounts.  Certain accounts may be aggregated for ROA eligibility, including your current investment in the Fund, and previous investments you and members of your primary household group have made in the Fund, provided your investment was subject to a sales charge.  (Your primary household group consists of you, your spouse and children under age 21 living at home.)  Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase, if a sales charge has been paid on those purchases:

•	Individual or joint accounts held in your name;

•	Coverdell Education Savings Accounts and UGMA/UTMA accounts for which you or your spouse is parent or guardian of the minor child;

•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation; and

The following accounts are not eligible to be included in determining ROA eligibility;

•	Investments in Class A shares where the sales charge was waived.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
41

Waiving Your Sales Charge. Sales charges may be waived for certain groups or classes of shareholders.  If you fall into any of the following categories, you can buy Class A shares at NAV per share without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
o	Advisors Series Trust;
o	Davidson Investment Advisors, Inc. and its affiliates; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Current employees of:
o	the Fund’s Transfer Agent;
o	broker-dealers who act as selling agents; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s distributor that allows for load-waived Class A purchases.

•
Financial intermediaries and qualified broker-dealers, including the Advisor’s affiliated broker-dealer, DAD, who have entered into an agreement with the Fund’s distributor that allows for load-waived Class A purchases.

•
Financial intermediaries who have entered into an agreement with the Fund’s distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

•	Investment advisory clients of the Advisor.

The Trust also reserves the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here. Contact your selling agent for further information.

Class C Shares.  You can buy Class C shares of the Fund at the Fund’s offering price, which is the NAV without an up-front sales charge.  If you sell (redeem) your Class C shares within twelve months of purchase, you will have to pay a CDSC of 1.00% which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.  For example, if you purchased $10,000 worth of shares, which due to market fluctuation have appreciated to $15,000, the CDSC will be assessed on your $10,000 purchase.  If that same $10,000 purchase has depreciated to $5,000, the CDSC will be assessed on the $5,000 value.  For purposes of calculating the CDSC, the start of the twelve-month holding period is the first day of the month in which the purchase was made.  The Fund will use the first-in, first-out (“FIFO”) method when taking the CDSC.

Investments of $1 million or more for purchase into Class C shares will be rejected.  Your financial intermediary is responsible for placing individual investments of $1 million or more into Class I or Class A.

Waiving Your CDSC.  The CDSC may be waived for certain groups or classes of shareholders.  If you fall into any of the following categories, you can redeem Class C shares without a CDSC:

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
42

•	You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions from Davidson Funds.

•	You will not be assessed a CDSC on Fund shares redeemed for account and transaction fees (e.g., returned investment fee) and redemptions through a systematic withdrawal plan.

•
The Fund waives the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70½ according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

•
The Fund waives the CDSC for redemptions made in the event of the last surviving shareholder’s death or for a disability suffered after purchasing shares. (“Disabled” is defined in Internal Revenue Code Section 72(m)(7).)

•	The Fund waives the CDSC for redemptions made at the direction of the Trust in order to, for example, complete a merger or effect the Fund’s liquidation.

•	The Fund waives the Class C shares CDSC if the dealer of record waived its commission with the Fund’s or Advisor’s approval.

Class I shares.  Class I shares of the Fund are offered without any sales charge on purchases or sales and without any ongoing distribution fee.

Class I shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $250,000, (ii) tax-exempt retirement plans with assets of at least $250,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $250,000, (iv) qualified state tuition plan (529 plan) accounts and (v) high net worth individuals.  The minimum initial investment is waived for wrap fee program accounts investing in Class I.

Class I share participants in tax-exempt retirement plans must contact the plan’s administrator to purchase shares.  For plan administrator contact information, participants should contact their respective employer’s human resources department.  Class I share participants in fee-based investment programs should contact the program’s administrator or their financial advisor to purchase shares.  Transactions generally are effected on behalf of a tax-exempt retirement plan participant by the administrator or a custodian, trustee or record keeper for the plan and on behalf of a fee-based investment program participant by their administrator or financial advisor. Class I shares institutional clients may purchase shares either directly or through an authorized dealer.

Conversion Feature
If consistent with your financial intermediary’s program, Class A shares of the Fund that have been purchased by a financial intermediary on behalf of clients participating in (i) 401(k) plans, Section 457 deferred compensation plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans or (ii) investment programs in which the clients pay an all-inclusive fee, such as a wrap fee, or other fee-based program, may be converted into Class I shares of the Fund if the financial intermediary satisfies any then-applicable eligibility requirements for investment in Class I shares of the Fund.  Any such conversion will be effected at net asset value without the imposition of any fee or other charges by the Fund.   Please contact your financial intermediary about any fees that it may charge.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
43

DISTRIBUTIONS AND TAX INFORMATION

Distributions

Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually.  Also, the Fund typically distributes any undistributed net investment income on or about December 31 of each year.  Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund, as a series of the Trust, has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to comply with all applicable requirements regarding the source of its income, diversification of its assets and the timing and amount of its distributions.  The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes.  If the Fund does not qualify as a regulated investment company, it may be taxed as a corporation.  The Fund can give no assurances that distributions will be sufficient to eliminate all taxes in every year.  To avoid the non-deductible excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year, and (iii) any amounts from the prior calendar year that were not distributed and on which no federal income tax was paid by the Fund or its shareholders.

In order to qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  The Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  The Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
44

Net investment income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.  Capital losses sustained and not used in a taxable year may be carried forward indefinitely to offset income of the Fund in future years.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by the Fund, depending on the composition of its underlying investments, may be qualified dividend income currently eligible for taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend.  The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year.  In view of the Fund’s investment policies, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for qualified dividend income treatment for individual shareholders, or for the dividends-received deduction for corporate shareholders.  However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  Further, the dividends-received deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt financed or are held for less than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Capital gains distributions are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.  Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received or deemed to be received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.  Investors should be aware that if shares are purchased shortly before a distribution the share price may reflect in part the upcoming distribution, which will be taxable even though it may represent a partial return of capital in an economic sense.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon redemption or sale of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.  Any loss realized upon a redemption or sale may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
45

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the applicable Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the applicable Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any additional amounts may be credited against a shareholder’s ultimate federal tax liability if proper documentation is provided.  The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

The Foreign Account Tax Compliance Act (“FATCA”).  A 30% withholding tax on your Fund’s distributions, including capital gains distributions, and on gross proceeds from the sale or other disposition of shares of the Fund generally applies if paid to a foreign entity unless:  (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA.  If applicable, and subject to any intergovernmental agreement, withholding under FATCA is required:  (i) generally with respect to distributions from your Fund; and (ii) with respect to certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares that occur on or after January 1, 2019.  If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction.  The Fund will not pay any additional amounts in respect to amounts withheld under FATCA.  You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

This discussion and the related discussion in the Prospectus have been prepared by Fund management.  The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders.  No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations.  Investors should consult their own tax advisors to determine the suitability of the Fund and the applicability of any state, local or foreign taxation.  No rulings with respect to tax matters of the Fund will be sought from the Internal Revenue Service.  Schiff Hardin has expressed no opinion in respect of the tax matters related to the Fund.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
46

MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to the Fund or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. Such payments may be divided into categories as follows:

Support Payments.  Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and financial intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.  The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.

ANTI-MONEY LAUNDERING

The Trust has established an Anti-Money Laundering Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

GENERAL INFORMATION

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund.  Each share represents an interest in the Fund proportionately equal to the interest of each other share.  Upon the Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
47

With respect to the Fund, the Trust may offer more than one class of shares.  The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, detailing the attributes of each class of the Fund, and has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, the Fund has three classes of shares – Class A, Class C and Class I.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Fund shares have no pre-emptive rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record.  Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  Shares have no preemptive rights.  Shares, when issued, are fully paid and non assessable, except as set forth below.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
48

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

FINANCIAL STATEMENTS

The annual report for the Fund for the fiscal year ended June 30, 2016, is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated by reference in this SAI.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
49

APPENDIX

CORPORATE BOND RATINGS*

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor’s Ratings Services

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
50

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.  The “CC” rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
51

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
52

Local Currency and Foreign Currency Risks – Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Table of Contents - Statement of Additional Information - Multi-Cap Equity Fund
53

STATEMENT OF ADDITIONAL INFORMATION
October 28, 2016

DAVIDSON EQUITY INCOME FUND

Class A	Not available for purchase
Class C	Not available for purchase

DAVIDSON INTERMEDIATE FIXED INCOME FUND

Class A	Not available for purchase
Class I	Not available for purchase

Each a Series of Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-877-332-0529

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectuses dated October 28, 2016, as may be revised, of the Davidson Equity Income Fund (“Equity Income Fund”) and Davidson Intermediate Fixed Income Fund (“Intermediate Fund”) (each a “Fund,” and together, the “Funds”), each a series of Advisors Series Trust (the “Trust”).  Davidson Investment Advisors, Inc. (the “Advisor”) is the investment advisor to the Funds.  Copies of the Prospectuses may be obtained by contacting the Funds at the address or telephone number above or by visiting the Funds’ website at www.davidsonmutualfunds.com.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

THE TRUST

The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on October 3, 1996, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Funds, which are series of the Trust.

Registration with the SEC does not involve supervision of the management or policies of the Funds.  The Funds’ Prospectuses and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES AND RISKS

The following discussion supplements the discussion of the Funds’ investment policies as set forth in the Prospectuses.

Diversification

The Funds are diversified.  This means, among other things, that as to 75% of a Fund’s total assets (1) no more than 5% may be in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer.

Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.  However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund’s qualifying as a diversified mutual fund under applicable federal securities laws.

Percentage Limitations

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Risks Associated With Recent Economic Events

Market and Regulatory Risk

Events in the financial markets and economy may cause volatility and uncertainty and affect performance.  Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Funds expenses.  It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met.  Market events may affect a single issuer, industry, sector, or the market as a whole.  Traditionally liquid investments may experience periods of diminished liquidity.  During a general downturn in the financial markets, multiple asset classes may decline in value and the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.  It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions.  Therefore it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.  Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.  In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Funds invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Funds’ investments may be negatively affected.

Government Intervention In Financial Markets Risk

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels.  This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.  The Federal Reserve recently has reduced its market support activities.  Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Equity Securities

The Funds may invest in common stocks, preferred stocks, convertible securities, warrants and foreign securities, including American Depositary Receipts (“ADRs”), each of which is subject to certain risks, as discussed below.
All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

Common Stock.  A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to a Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to a Fund.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Preferred Stock.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock has a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities.  Each Fund may invest in convertible securities.  Convertible securities (such as debt securities or preferred stock) may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock.  However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Warrants.  A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend.  In addition to the general risks associated with equity securities discussed above, investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

Foreign Securities

Each Fund may invest in foreign securities, including emerging markets.

American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts.  Each Fund may invest in securities of foreign issuers in the form of ADRs, European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged.  These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution.  Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies, while EDRs and GDRs are European and Global receipts evidencing a similar arrangement.  ADRs, EDRs and GDRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers.  Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies.  There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the U.S.  The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and a Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court.  Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures), possible foreign withholding taxes on dividends and interest payable to a Fund, possible taxes on trading profits, inflation, and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.  Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls.  Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition, each Fund may invest in foreign securities of companies that are located in developing or emerging markets.  Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability.  Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents.  Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede a Fund’s ability to obtain possession of its assets.  As a result, there may be an increased risk or price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

Dividends and interest payable on a Fund’s foreign securities may be subject to foreign withholding tax.  A Fund may also be subject to foreign taxes on its trading profits.  Some countries may also impose a transfer or stamp duty on certain securities transactions.  The imposition of these taxes will increase the cost to a Fund of investing in those countries that impose these taxes.  To the extent such taxes are not offset by credits or deductions available to shareholders in a Fund under U.S. tax law, they will reduce the net return to a Fund’s shareholders.  Based on the principal investment strategies of each Fund, it is not expected that a Fund will be eligible to pass through to its shareholders any credits or deductions against their U.S. federal income tax with respect to any foreign withholding taxes paid by a Fund.

To the extent a Fund invests in securities denominated in foreign currencies, the Fund will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency.  Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies.  In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting the Fund to the risk of fluctuating currency exchange rates pending settlement.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

The Funds will not buy or sell foreign currency, except as necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

Brexit.  On June 23, 2016, the United Kingdom voted via referendum to leave the European Union ("EU"), which immediately led to significant market volatility around the world, as well as political, economic, and legal uncertainty. It is expected that the United Kingdom's exit from the EU will take place within two years after the United Kingdom formally notifies the European Council of its intention to withdraw. However, there is still considerable uncertainty relating to the potential consequences and precise timeframe for the exit, how the negotiations for the withdrawal and new trade agreements will be conducted, and whether the United Kingdom's exit will increase the likelihood of other countries also departing the EU.  During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but the broader global economy, could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues, and countries whose economies rely on international trade. Any further exits from the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties.  These developments could have a material adverse effect on the secondary market for securities in which a Fund invests and could result in significantly reduced liquidity.

Small- and Medium-Sized Companies

Many of the companies in which the Funds may invest will include those that have limited product lines, services, markets, or financial resources, or that are dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies or companies with larger capitalizations (“large-sized companies”).  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.

Historically, smaller companies and the stocks of companies with smaller or mid-sized companies (“small-sized companies”) have been more volatile in price than large-sized companies.  Among the reasons for the greater price volatility of these small-sized company stocks are the less certain growth prospects of small-sized companies, the lower degree of liquidity in the markets for such stocks, the greater sensitivity of small-sized companies to changing economic conditions and the fewer market makers and wider spreads between quoted bid and asked prices which exist in the over-the-counter market for such stocks.  Besides exhibiting greater volatility, small-sized company stocks may, to a degree, fluctuate independently of large-sized company stocks.  Small-sized company stocks may decline in price as large-sized company stocks rise, or rise in price as large-sized company stocks decline.  Investors should therefore expect that a Fund that invests primarily in small-sized companies will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500® Index.

Fixed Income Securities (Applicable to the Intermediate Fund)

U.S. Government Securities.  U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities.  The U.S. Government does not guarantee the net asset value of the Intermediate Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”).  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Municipal Bonds.  The Intermediate Fund may invest in municipal bonds, the income of which is exempt from federal income tax (“Municipal Bonds”).

Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.  The Municipal Bonds which the Intermediate Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law.  General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source.  Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source.  Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues.  The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities.  Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

The Intermediate Fund may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions.  The Fund also may sell Municipal Bonds due to changes in the Advisor’s evaluation of the issuer or cash needs resulting from redemption requests for Fund shares.  The secondary market for Municipal Bonds typically has been less liquid than that for taxable debt/fixed income securities, and this may affect the Fund’s ability to sell particular Municipal Bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.  Additionally, Municipal Bonds rated below investment grade (i.e., high yield Municipal Bonds) may not be as liquid as higher-rated Municipal Bonds.  Reduced liquidity in the secondary market may have an adverse impact on the market price of a Municipal Bond and on a Fund’s ability to sell a Municipal Bond in response to changes or anticipated changes in economic conditions or to meet the Fund’s cash needs. Reduced liquidity may also make it more difficult to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio.  For more information on high yield securities please see “High Yield Securities (“Junk Bonds”) and Securities of Distressed Companies” below.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Prices and yields on Municipal Bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the Municipal Bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.  A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of Municipal Bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

The Intermediate Fund may invest in Municipal Bonds that may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds.  In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts.  The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds.  In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond.  Custodial receipts are sold in private placements.  The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

Obligations of issuers of Municipal Bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.  Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations.  There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal Bonds may be materially affected or their obligations may be found to be invalid or unenforceable.  Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for Municipal Bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Intermediate Fund’s Municipal Bonds in the same manner.

Mortgage-Related Securities and Asset-Backed Securities.  Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others.  Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See “Mortgage Pass-Through Securities.”  The Intermediate Fund may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see “Collateralized Mortgage Obligations”).

Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities.  Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred.  Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.”  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase.  To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.  The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Intermediate Fund’s mortgage-related investments.  Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses.  Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy.  Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for certain mortgage-related securities, which can adversely affect the market value of mortgage-related securities.  It is possible that such limited liquidity in such secondary markets could continue or worsen.

The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders.  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government.  FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.

In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock.  On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion.  The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.  The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.  The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs.  The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act.  Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent.  Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership.  The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent.  The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed.  The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans.  Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.  Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools.  However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers.  Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards.  There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.  The Intermediate Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, the Advisor determines that the securities meet the Trust’s quality standards. Securities issued by certain private organizations may not be readily marketable.  The Fund will not purchase mortgage-related securities or any other assets which in the Advisor’s opinion are illiquid if, as a result, more than 15% of the value of the Fund’s net assets will be illiquid (5% of “total assets,” as defined in Rule 2a-7 under the 1940 Act).

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Intermediate Fund’s industry concentration restrictions, set forth below under “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. Government securities.  In the case of privately issued mortgage-related securities, the Fund takes the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries.  The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC.  Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”).  A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments.  Actual maturity and average life will depend upon the pre-payment experience of the collateral.  In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates.  Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”).  Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”).  The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z.  The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off.  When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently.  CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Intermediate Fund may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class.  These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.  PACs generally require payments of a specified amount of principal on each payment date.  PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes.  Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience.  These support tranches are subject to a higher level of maturity risk compared to other mortgage-backed securities, and usually provide a higher yield to compensate investors.  If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk.  Consistent with the Fund’s investment objectives and policies, the Advisor may invest in various tranches of CMO bonds, including support bonds.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.  Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.  Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities.  Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”).  Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

CMO Residuals.  CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer.  The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments.  Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital.  The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets.  In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities—Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based.  As described below with respect to stripped mortgage-backed securities, in certain circumstances the Intermediate Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers.  Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”).  CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to the Intermediate Fund’s limitations on investment in illiquid securities.

Adjustable Rate Mortgage-Backed Securities.  Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits the Intermediate Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based.  Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity.  In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested.  Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays.  Therefore, if current interest rates rise above such limits over the period of the limitation, the Fund, when holding an ARMBS, does not benefit from further increases in interest rates.  Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities.  In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Stripped Mortgage-Backed Securities.  SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities.  If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Collateralized Debt Obligations.  The Intermediate Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities.  A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.  CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield.  The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances.  Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade.  Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Intermediate Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions.  In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information and the Fund’s Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Asset-Backed Securities. Asset-backed securities (“ABS”) are bonds backed by pools of loans or other receivables. ABS are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. The credit quality of an ABS transaction depends on the performance of the underlying assets.  To protect ABS investors from the possibility that some borrowers could miss payments or even default on their loans, ABS include various forms of credit enhancement.

Some ABS, particularly home equity loan transactions, are subject to interest-rate risk and prepayment risk.  A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities.  ABS also carry credit or default risk.  If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses.  These triggers are unique to each transaction and can include: a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or even the bankruptcy of the originator.  Once early amortization begins, all incoming loan payments are used to pay investors as quickly as possible.

Consistent with the Intermediate Fund’s investment objectives and policies, the Advisor also may invest in other types of asset-backed securities.

Real Estate Securities and Related Derivatives. The Intermediate Fund may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”), and common, preferred and convertible securities of issuers in real estate-related industries.  Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities.

REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  Like regulated investment companies such as the Intermediate Fund, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund will indirectly bear its proportionate share of any expenses paid by REITs in which they invest in addition to the expenses paid by the Fund.  Investing in REITs involves certain unique risks.  Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects.  REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act.  REITs (especially mortgage REITs) are also subject to interest rate risks.

Bank Obligations.  Bank obligations in which the Intermediate Fund may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.  There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.  The Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (5% of “total assets,” as defined in Rule 2a‑7 under the 1940 Act) would be invested in such deposits, repurchase agreements with remaining maturities of more than seven days and other illiquid assets.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Indebtedness, Loan Participations and Assignments.  The Intermediate Fund may purchase indebtedness and participations in commercial loans. Such investments may be secured or unsecured.  Indebtedness is different from traditional debt securities in that debt securities are part of a large issue of securities to the public and indebtedness may not be a security, but may represent a specific commercial loan to a borrower.  Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.  The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender.  When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary.  The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized rating service.

The Intermediate Fund may invest in debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code.  These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered security (i.e., security not subject to other creditors’ claims).  There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code.  In the event of liquidation, the Fund’s only recourse will be against the property securing the DIP financing.

A loan is often administered by an agent bank acting as agent for all holders.  The agent bank administers the terms of the loan, as specified in the loan agreement.  In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the corporate borrower, the Intermediate Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent.  A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness.  However, if assets held by the agent bank for the benefit of the Intermediate Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.  In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest.  If the Intermediate Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected.  Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal.  However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

The Intermediate Fund may invest in loan participations with credit quality comparable to that of issuers of its securities investments.  Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative.  Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed.  Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested.  The Fund may make investments in indebtedness and loan participations to achieve capital appreciation, rather than to seek income.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Advisor believes to be a fair price.  In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Intermediate Fund’s net asset value than if that value were based on available market quotations, and could result in significant variations in the Fund’s daily share price.  At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid.  As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve.  In addition, the Fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Fund’s limitation on illiquid investments.  Investments in loan participations are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by the Fund.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Intermediate Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.  In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as co-lender.  It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation.  In the absence of definitive regulatory guidance, the Fund relies on the Advisor’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

Corporate Debt Securities.  The Intermediate Fund’s investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Advisor’s opinion comparable in quality to corporate debt securities in which the Fund may invest.

The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate.  The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.  Debt securities may be acquired with warrants attached.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Securities rated Baa and BBB are the lowest which are considered “investment grade” obligations. Moody’s describes securities rated Baa as “subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.”  S&P describes securities rated BBB as “regarded as having adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.” For securities rated BBB, Fitch states that “…expectations of default risk are currently low…capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.”  For a discussion of securities rated below investment grade, see “High Yield Securities (“Junk Bonds”) and Securities of Distressed Companies” below.

High Yield Securities (“Junk Bonds”) and Securities of Distressed Companies. Investments in securities rated below investment grade that are eligible for purchase by the Fund are described as “speculative” by Moody’s, S&P and Fitch. Investment in lower rated corporate debt securities (“high yield securities” or “junk bonds”) and securities of distressed companies generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. Securities of distressed companies include both debt and equity securities.  High yield securities and debt securities of distressed companies are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.  Issuers of high yield and distressed company securities may be involved in restructurings or bankruptcy proceedings that may not be successful.  Analysis of the creditworthiness of issuers of debt securities that are high yield or debt securities of distressed companies may be more complex than for issuers of higher quality debt securities.

High yield securities and debt securities of distressed companies may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of these securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments.  A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in prices of high yield securities and debt securities of distressed companies because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.  If an issuer of securities defaults, in addition to risking payment of all or a portion of interest and principal, the Intermediate Fund by investing in such securities, may incur additional expenses to seek recovery of its investments.  In the case of securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.  The Advisor seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

The secondary market on which high yield and distressed company securities are traded may be less liquid than the market for higher grade securities.  Less liquidity in the secondary trading market could adversely affect the price at which the Intermediate Fund could sell a high yield or distressed company security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield and distressed company securities, especially in a thinly-traded market.  When secondary markets for high yield and distressed company securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.  The Advisor seeks to minimize the risks of investing in all securities through diversification, in-depth analysis and attention to current market developments.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

The use of credit ratings as the sole method of evaluating high yield securities and debt securities of distressed companies can involve certain risks.  For example, credit ratings evaluate the safety of principal and interest payments of a debt security, not the market value risk of a security.  Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.  The Advisor does not rely solely on credit ratings when selecting debt securities for the Fund, and develops its own independent analysis of issuer credit quality.  If a credit rating agency changes the rating of a debt security held by the Intermediate Fund, the Fund may retain the security if the Advisor deems it in the best interest of shareholders.

Other Investment Companies

The Funds may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”), money market mutual funds and other mutual funds in pursuit of its investment objective, in accordance with the limitations established under the Investment Company Act of 1940, as amended (the “1940 Act”).  This may include investments in money market mutual funds in connection with a Fund’s management of daily cash positions and temporary defensive purpose. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, a Fund becomes a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with a Fund’s own operations.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than 3% percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the  Financial Industry Regulatory Authority, Inc. (“FINRA”).  In accordance with Rule 12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of money market funds purchased by the Fund, whether or not for temporary defensive purposes, provided that the Fund does not pay a sales charge, distribution fee or service fee as defined in Rule 2830 of the Conduct Rules of FINRA on acquired money market fund shares (or the Advisor must waive its advisory fees in an amount necessary to offset any sales charge, distribution fee or service fee).

Exchange-Traded Funds.  ETFs are open-end investment companies whose shares are listed on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, a Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company.  In addition, a Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent a Fund invests in ETFs which focus on a particular market segment or industry, a Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which a Fund will invest will be listed on a national securities exchange and a Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

As a purchaser of ETF shares on the secondary market, a Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically, 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  Each Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Short-Term, Temporary, and Cash Investments

When the Advisor believes market, economic or political conditions are unfavorable for investors, the Advisor may invest up to 100% of a Fund’s net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents or other short-term investments.  Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, or the U.S. economy.  Temporary defensive investments generally may include U.S. Government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, money market mutual funds shares and other money market equivalents.  The Advisor also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.  The Funds may invest in any of the following securities and instruments:

Money Market Mutual Funds.  The Funds may invest in money market mutual funds in connection with its management of daily cash positions or as a temporary defensive measure.  Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity.  It primarily invests in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments.  These investments generally mature within 397 days from the date of purchase.  An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.  The Funds’ investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.

Your cost of investing in a Fund will generally be higher than the cost of investing directly in the underlying money market mutual fund shares.  You will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to a Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  Each Fund may acquire bank certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by a Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If a Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers.  Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in the Prospectuses, a Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations.  Each Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations.  Each Fund may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Services (“S&P”), “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc. (“Moody’s”), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in the Appendix.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, a Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Illiquid and Restricted Securities

Each Fund may hold up to 15% of its net assets in securities that are illiquid.  The Advisor will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security.  Illiquid securities present the risks that the Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.

There are generally no restrictions on a Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933, as amended (the “Securities Act”)), except to the extent such securities may be considered illiquid.  These securities are sometimes referred to as private placements.  A Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  Securities issued pursuant to Rule 144A of the Securities Act (“Rule 144A securities”) and 4(2) Paper will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.  The Advisor is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees).

Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a nationally recognized statistical rating organization (“NRSRO”); the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed.  If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities.

Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that a Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing the securities.  The Funds are permitted to sell restricted securities to qualified institutional buyers.

Options (Equity Income Fund Only)

The Equity Income Fund may write call options on stocks and stock indices if the calls are “covered” throughout the life of the option.  A call is “covered” if the Fund owns the optioned securities.  When the Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period.  If the call is exercised, the Fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.

The Equity Income Fund may purchase a call on securities to effect a “closing purchase transaction,” which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Fund on which it wishes to terminate its obligation.  If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Fund expires (or until the call is exercised and the Fund delivers the underlying security).
The Equity Income Fund also may write and purchase put options (“puts”).  When the Fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period.  When the Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period.  If any put is not exercised or sold, it will become worthless on its expiration date.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

The Equity Income Fund’s option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation (“OCC”) has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations.  If the OCC exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered.  As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures.

Purchasing Put and Call Options – When the Equity Income Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price.  In return for this right, the Fund pays the current market price for the option (known as the “option premium”).  The Fund may purchase put options to offset or hedge against a decline in the market value of its securities (“protective puts”) or to benefit from a decline in the price of securities that it does not own.  The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs.  However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that the Equity Income Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price.  The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy.  The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs.  Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

•	Allowing it to expire and losing its entire premium;
•	Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or
•	Closing it out in the secondary market at its current price.

Selling (Writing) Put and Call Options – When the Equity Income Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date.  Similarly, when the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date.  The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written.  Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

The Equity Income Fund may try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities.  If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security’s value.  If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price.  If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received.  Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall.  The Equity Income Fund could try to hedge against a decline in the value of securities it already owns by writing a call option.  If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security’s value.  However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

The Equity Income Fund is permitted only to write covered options.  The Fund can cover a call option by owning:

•	The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;
•	A call option on the same security or index with the same or lesser exercise price;
•	A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;
•	Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or
•	In the case of an index, the fund of securities that corresponds to the index.

The Equity Income Fund can cover a put option by:

•	Entering into a short position in the underlying security;
•	Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;
•
Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

•	Maintaining the entire exercise price in liquid securities.

Options on Securities Indices – Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities.  In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market, rather than price fluctuations in a single security.

Options on Futures – An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price.  Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option).  If the option is exercised, the parties will be subject to the futures contracts.  In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position.  Options on futures contracts are traded on the same contract market as the underlying futures contract.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold.  The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

The Equity Income Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts.  The Fund may buy a put option on a futures contract for the same reason it would sell a futures contract.  It also may purchase such put options in order to hedge a long position in the underlying futures contract.  The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

The Equity Income Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts.  If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its assets.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Equity Income Fund would pay more than the market price for the underlying instrument.  The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

Combined Positions – The Equity Income Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument.  Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Caps and Floors – The Equity Income Fund may enter cap and floor agreements. Caps and floors have an effect similar to buying or writing options.  In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.  For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level.  The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level.  An interest rate collar combines elements of buying a cap and selling a floor.

Risks of Derivatives – While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks.  For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions.  Derivatives may magnify the Fund’s gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative.  Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Derivative Management Risk – If the Advisor incorrectly predicts stock market and interest rate trends, the Equity Income Fund may lose money by investing in derivatives.  For example, if the Fund were to write a call option based on its Advisor’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price.  Similarly, if the Fund were to write a put option based on the Advisor’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

Lending Portfolio Securities

Each Fund may lend its portfolio securities in an amount not exceeding one-third of its total assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations.  Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter.  Such terms and the issuing bank would have to be satisfactory to a Fund.  Any loan might be secured by any one or more of the three types of collateral.  The terms of a Fund’s loans must permit the Fund to reacquire loaned securities on five days’ notice or in time to vote on any serious matter and must meet certain tests under the Code.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower.  Each Fund will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.  In addition, a Fund is exposed to the risk of delay in recovery of the loaned securities or possible loss of rights in the collateral should the borrower become insolvent.  As well, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, a Fund will have to cover the loss when repaying the collateral.

Borrowing

Each Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed at any time 33 1/3% of the value of its total assets at the time of such borrowings.  The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of a Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of a Fund’s agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if a Fund did not borrow.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Special Risks Related to Cyber Security

The Funds and their service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that a Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers.  Cyber attacks against or security breakdowns of a Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs.  The Funds may incur additional costs for cyber security risk management and remediation purposes.  In addition, cyber security risks may also impact issuers of securities in which a Fund invests, which may cause the Fund’s investment in such issuers to lose value.  There can be no assurance that a Fund or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority of the Fund’s outstanding voting securities” as defined in the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund.

Each Fund may not:

1.
With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer.  (Does not apply to investment in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

2.	Borrow money, except as permitted under the 1940 Act.

3.	Issue senior securities, except as permitted under the 1940 Act.

4.
Engage in the business of underwriting securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

5.
Invest 25% or more of the market value of its total assets in the securities of companies engaged in any one industry.  (Does not apply to investment in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

6.
Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.

7.	Purchase or sell physical commodities or contracts relating to physical commodities.

8.	Make loans to others, except as permitted under the 1940 Act.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Each Fund observes the following restrictions as a matter of operating but not fundamental policy.  Except as noted below, a Fund may:

1.	Not make investments for the purpose of exercising control or management;

2.	Not hold more than 15% of a Fund’s net assets in illiquid securities; or

3.
Not make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by a Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior written notice.

If a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectuses is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation, except that there is an ongoing asset coverage requirement in the case of borrowings.  If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trust’s Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

PORTFOLIO TURNOVER

Although each Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in each Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions at higher ordinary income tax rates.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board, all of whom are independent of the Advisor.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent, each as defined herein.  The day-to-day operations of the Trust are delegated to its officers, subject to a Fund’s investment objective, strategies, and policies and to general supervision by the Board.

The Trustees and officers of the Trust, their ages, positions with the Trust, term of office with the Trust and length of time served, business addresses, principal occupations during the past five years and other directorships held are set forth in the table below.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Independent Trustees(1)
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Gail S. Duree (age 70) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since March 2014.	Director, Alpha Gamma Delta Housing Corporation (collegiate housing management) (2012 to present); Trustee and Chair (2000 to 2012), New Covenant Mutual Funds (1999-2012); Director and Board Member, Alpha Gamma Delta Foundation (philanthropic organization) (2005 to 2011).	3	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2012, New Covenant Mutual Funds (an open-end investment company with 4 portfolios).
George J. Rebhan (age 82) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	3	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2009, E*TRADE Funds.
George T. Wofford (age 77) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	3	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Raymond B. Woolson (age 57) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term;* since January 2016.	President, Apogee Group, Inc. (financial consulting firm) (1998 to present).	3
Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee, Doubleline Funds Trust (an open-end investment company with 13 portfolios), Doubleline Equity Trust, Doubleline Opportunistic Credit Fund and Doubleline Income Solutions Fund, from 2010 to present.

Interested Trustee
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Joe D. Redwine(3) (age 69) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term since September 2008.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).	3	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Officers
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Joe D. Redwine (age 69) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).
Douglas G. Hess (age 49) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Senior Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (March 1997 to present).
Cheryl L. King (age 55) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).
Kevin Hayden (age 45) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term since September 2013.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (June 2005 to present).
Albert Sosa (age 46) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term since September 2013.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (June 2004 to present).
Michael L. Ceccato (age 59) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term since September 2009.	Senior Vice President, U.S. Bancorp Fund Services, LLC (February 2008 to present).
Jeanine M. Bajczyk, Esq. (age 51) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since September 2015.	Senior Vice President and Counsel, U.S. Bancorp Fund Services, LLC (May 2006 to present).
Emily R. Enslow, Esq. (age 29) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Secretary	Indefinite term since September 2015.
Assistant Vice President, U.S. Bancorp Fund Services, LLC (July 2013 - present); Proxy Voting Coordinator and Class Action Administrator, Artisan Partners Limited Partnership (September 2012 – July 2013); Legal Internship, Artisan Partners Limited Partnership (February 2012 – September 2012); J.D. Graduate, Marquette University Law School (2009-2012).

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

*	Under the Trust’s Agreement and Declaration of Trust, a Trustee serves during the continued lifetime of the Trust until he/she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the election and qualification of his/her successor. In addition, the Trustees have designated a mandatory retirement age of 75, such that each Trustee first elected or appointed to the Board after December 1, 2015, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs.
(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of September 30, 2016, the Trust was comprised of 48 active portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Davidson Multi-Cap Equity Fund, Davidson Equity Income Fund and Davidson Intermediate Fixed Income Fund (the “Davidson Funds”).  The Davidson Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

(3)
“Other Directorships Held” includes only directorship of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 Act, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Compensation

Effective January 1, 2016, the Independent Trustees each receive an annual retainer of $80,000 allocated among each of the various portfolios comprising the Trust, and an additional $5,000 per regularly scheduled Board meeting, and an additional $500 per special telephonic meeting, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings.  Prior to January 1, 2016, the annual retainer was $70,000.  The lead Independent Trustee and chair of the Audit Committee each receive a separate annual fee of $10,000 and $5,000, respectively, provided that the separate fee for the chair of the Audit Committee will be waived if the same individual serves as both lead Independent Trustee and Audit Committee chair.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the anticipated compensation to be received by the Independent Trustees from the Funds for the fiscal year ending June 30, 2017:

	Estimated Aggregate Compensation(1)		Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Estimated Total Compensation from Fund Complex Paid to Trustees(2)
	Equity Income Fund	Intermediate Fund
Independent Trustee
Gail S. Duree	$1,646	$1,646	None	None	$3,292
George J. Rebhan	$1,738	$1,738	None	None	$3,475
George T. Wofford	$1,555	$1,555	None	None	$3,110
Raymond B. Woolson(3)	$1,555	$1,555	None	None	$3,110
Interested Trustee
Joe D. Redwine	None	None	None	None	None
(1)	For the Fund’s fiscal year that ended June 30, 2016.
(2)
There are currently numerous portfolios comprising the Trust.  The term “Fund Complex” applies only to the Davidson Funds.  For the fiscal year that ended June 30, 2016, aggregate Independent Trustees’ fees for the Trust were $340,250.

(3)	Effective January 1, 2016, Mr. Woolson was appointed to the position of Independent Trustee.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Additional Information Concerning Our Board of Trustees

The Role of the Board
The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s investment advisors, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the advisors, distributor, administrator, custodian and transfer agent.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer (“CCO”) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  It has established three standing committees, an Audit Committee, a Nominating Committee, and a Qualified Legal Compliance Committee (the “QLCC”), which are discussed in greater detail under “Board Committees,” below.  Currently, more than seventy-five percent (75%) of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Advisor or its affiliates or any other investment advisor in the Trust, and each of the Audit Committee, Nominating Committee and QLCC are comprised entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Chairman of the Board is the Chief Executive Officer of the Trust and a Trustee; he is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s “Distributor” and principal underwriter.  He is also the President and CEO of the Administrator to the Trust.  The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisors of the Trust and comprehensively manages the operational aspects of the Funds in the Trust.  The Trust has appointed George J. Rebhan as lead Independent Trustee, who acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas and serves as chair during executive sessions of the Independent Trustees.

The Board reviews its structure annually.  The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust.  The Board has also determined that the appointment of a lead Independent Trustee and the function and composition of the Audit Committee, the Nominating Committee, and the QLCC are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets regularly with the CCO to discuss compliance and operational risks.  The Audit Committee also meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the Advisor and portfolio manager as to investment risks as well as other risks that may be also discussed in Audit Committee.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years.  They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Gail S. Duree.  Ms. Duree has served as a trustee and chair on a mutual fund board and is experienced in financial, accounting and investment matters through her experience as past audit committee chair of a mutual fund complex as well as through her service as Treasurer of a major church from 1999 to 2009.  Ms. Duree also serves as director of a collegiate housing management company and has served as a director of a philanthropic organization where she sat as chair of the finance committee.  Ms. Duree serves as the Trust’s Audit Committee Financial Expert.

George J. Rebhan.  Mr. Rebhan has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of E*Trade Funds and as President of the Hotchkis and Wiley mutual fund family.  Mr. Rebhan also has substantial investment experience through his former association with a registered investment advisor.

Joe D. Redwine.  Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his position as President and CEO of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has extensive experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

George T. Wofford.  Mr. Wofford is experienced in financial, accounting, regulatory and investment matters through his executive experience as a Senior Vice President of Federal Home Loan Bank of San Francisco (“FHLB-SF”) where he was involved with the development of FHLB-SF’s information technology infrastructure as well as legal and regulatory financial reporting.

Raymond B. Woolson. Mr. Woolson has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his experience as Lead Independent Trustee and Audit Committee Chair for the Doubleline Funds as well as through his service as President of Apogee Group, Inc., a company providing financial consulting services.  Mr. Woolson also has substantial mutual fund operations, financial and investment experience through his prior service in senior and management positions in the mutual fund industry, including service as Senior Managing Director in Investment Management for Mass Mutual Life Insurance Company, where he oversaw fund accounting, fund administration and client services and also served as Chief Financial Officer and Treasurer for various funds and other investment products, as well as prior positions where he provided management consulting services to the mutual fund industry and the investment management areas of the banking and insurance industries.

Board Committees

The Trust has established the following three standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, and the Nominating Committee.  There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice.  The Trust’s committee structure is specifically not intended or designed to prevent or mitigate the Funds’ investment risks.  The Funds are designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  Ms. Duree is the Chairperson of the Audit Committee.  The Audit Committee meets regularly with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of a Fund’s pricing and financial reporting.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the Securities and Exchange Commission on behalf of the issuer (the “issuer attorneys”).  An issuer’s attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee is comprised of all the Independent Trustees.  It does not include any interested Trustees.  Mr. Wofford is the Chairman of the Nominating Committee.  The Nominating Committee will consider nominees recommended by shareholders.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s Amended and Restated By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Additionally, the Trust’s Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of representatives from the Administrator’s staff.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.

Trustee Ownership of Fund Shares and Other Interests

No Trustee owned shares of the Funds as of the calendar year ended December 31, 2015, which is prior to the inception date of the Funds.

As of December 31, 2015, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Distributor, as defined below, or an affiliate of the Advisor or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates.  In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Distributor or any affiliate thereof was a party.

Control Persons, Principal Shareholders, and Management Ownership
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Funds.

Since the Funds were not operational prior to the date of this SAI, there were no principal shareholders or control persons and the Trustees and officers of the Trust as a group did not own more than 1% of any class of a Fund’s outstanding shares.

THE FUNDS’ INVESTMENT ADVISOR

Davidson Investment Advisors, Inc., Davidson Building, 8 Third Street North, Great Falls, Montana 59401-3155, acts as investment advisor to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  The Advisor is 100% owned and controlled by its parent holding company, D.A. Davidson Companies.  D.A. Davidson Companies is thus a control person of the Advisor.

In consideration of the services to be provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from each Fund a management fee computed daily and payable monthly, based upon the average daily net assets of each of the Funds at the following annual rates:

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Equity Income Fund	0.50%
Intermediate Fund	0.35%

The Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of a Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

In addition to the management fees payable to the Advisor, each Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Funds including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of a Fund’s shareholders and the Trust’s Board that are properly payable by a Fund; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of the Fund which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Fund or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Funds); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Funds, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

Though each Fund is responsible for its own operating expenses, the Advisor has contractually agreed to waive a portion or all of the management fees payable to it by a Fund and/or to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short and extraordinary expenses) to the limit set forth in the Annual Fund Operating Expenses table of the Prospectus.  Any such waivers made by the Advisor in its management fees or payment of expenses which are a Fund’s obligation are subject to recoupment by the Advisor from a Fund, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by a Fund toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to recoup only for management fee waivers and expense payments made in the previous three fiscal years.  Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to a Fund’s payment of current ordinary operating expenses.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

PORTFOLIO MANAGERS

The Equity Income Fund is managed by Edward P. Crotty, CFA and William J. Holevoet and the Intermediate Fund is managed by Edward P. Crotty, CFA and Robert F. Kern, CFA, each of whom serves as a co-portfolio manager of the respective Fund.
The following provides information regarding other accounts, not including the Equity Income Fund and the Intermediate Fund, managed by Mr. Crotty as of June 30, 2016:

Category of Account	Total Number of Accounts Managed (excluding the Fund)	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	2	$34,095,571	0	$0
Other Accounts	1,098	$823,475,027	0	$0

The following provides information regarding other accounts, not including the Intermediate Fund, managed by Mr. Kern as of June 30, 2016:

Category of Account	Total Number of Accounts Managed (excluding the Fund)	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$24,968,002	0	$0
Other Accounts	863	$506,355,631	0	$0

The following provides information regarding other accounts, not including the Equity Income Fund, managed by Mr. Holevoet as of June 30, 2016:

Category of Account	Total Number of Accounts Managed (excluding the Fund)	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$9,127,569	0	$0

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Category of Account	Total Number of Accounts Managed (excluding the Fund)	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Accounts	627	$317,119,396	0	$0

Compensation.  The portfolio managers’ compensation consists of a fixed base salary, which is not based on Fund performance.  Base salaries for portfolio managers are competitive relative to their peers within the industry based on compensation information provided by benefits and compensation specialists, the McLagen Company and the CFA Institute Annual Survey on Compensation.  Base salary comprises approximately 50% of total compensation.  Portfolio managers also receive an annual performance bonus – 50% of which is based on the  portfolio manager’s strategy three-year performance versus the reporting benchmark, 25% is based on the portfolio manager’s strategy one-year performance versus the reporting benchmark, and 25% is based on the one-year performance of the Advisor’s other investment strategies (relative to their respective benchmarks).  In addition, portfolio managers participate in a retention bonus plan based on the overall revenues of the firm whereby portfolio managers are eligible to receive restricted stock in D.A. Davidson Companies on a five year cliff vesting schedule.  Deferred compensation is based on percentage of the company’s revenue, which is based on percentage of the value of the assets under management.  The Advisor’s parent company may make a profit sharing contribution to the portfolio managers’ 401(k) plan accounts or their accounts in the parent company’s Employee Stock Ownership Plan.  Those contributions are based on the profit performance of the parent company as a whole of which the Advisor is a part.  In addition, the portfolio managers may receive incentive stock options.  The portfolio managers do not receive any compensation directly from the Funds or from the other accounts that they manage.  The Advisor does charge and receive a management fee which is based on the assets under management.

Material Conflicts of Interest.  Because the Advisor performs investment management services for various clients, certain conflicts of interest could arise.  However, the Advisor does not expect any material conflicts arising from its management of other accounts because the investment strategies of the Funds and investment strategies of other accounts are identical.  The Advisor’s policy prohibits any allocation of trades in a manner that the Advisor’s proprietary accounts, affiliated account, or any particular client(s) or group of clients receive more favorable treatment than other client accounts, including the Funds.  The Advisor employs the block allocation function of the MOXY portfolio software, and shares are distributed in a random manner.

Securities Owned in the Funds by the Portfolio Managers.  As of the date of this SAI, the portfolio managers did not beneficially own any shares of the Funds as they had not commenced operations.

SERVICE PROVIDERS

Fund Administrator, Transfer Agent and Fund Accountant

Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, (“USBFS” or the “Administrator”) 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Administrator to the Funds.  USBFS provides certain services to the Funds including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  USBFS also acts as fund accountant, transfer agent and dividend disbursing agent (the “Transfer Agent”) under separate agreements.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from each Fund, a fee based on the Fund’s current average daily net assets of: 0.12% on the first $50 million, 0.08% on the next $250 million and 0.05% on the remaining assets, with a minimum annual fee of $30,000.  USBFS also is entitled to certain out-of-pocket expenses.  Additionally, the Administrator provides CCO services to the Trust under a separate agreement.  The cost of the CCO services is charged to each Fund and approved by the Board annually.

Custodian

Pursuant to a Custody Agreement between the Trust and U.S. Bank National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), the Custodian serves as the custodian of each Fund’s assets, holds each Fund’s portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties.  The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.

The Custodian and Administrator do not participate in decisions relating to the purchase and sale of securities by the Funds.  The Administrator, Transfer Agent, Custodian and the Funds’ Distributor (as defined below) are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

Independent Registered Public Accounting Firm and Legal Counsel

Tait, Weller & Baker LLP (“Tait”), 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Funds whose services include auditing the Funds’ financial statements and the performance of related tax services.

Schiff Hardin LLP (“Schiff Hardin”), 666 Fifth Avenue, Suite 1700 New York, New York 10103, serves as counsel to the Trust and provides counsel on legal matters relating to the Funds.  Schiff Hardin also serves as independent legal counsel to the Board of Trustees.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions.  Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

In placing portfolio transactions, the Advisor will seek best execution.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, and the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services.  The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Funds, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the FINRA and the SEC.

While it is the Funds’ general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Funds, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to a Fund or to the Advisor, even if the specific services are not directly useful to the Funds and may be useful to the Advisor in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.

Investment decisions for the Funds are made independently from those of other client accounts or mutual funds managed or advised by the Advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts or mutual funds.  In such event, the position of the Funds and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts or mutual funds seek to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as they desire, or they may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that the Funds are purchasing or selling, each day’s transactions in such security will be allocated between a Fund and all such client accounts or mutual funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a clients appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

The Advisor utilizes a three tier rating system for the purposes of allocating the Funds’ annual research commission budget.  Ratings are based on the investment team’s evaluation of value-added research, access to analysts, access to company management, and access to investment conferences.  The Advisor will make every effort to ensure tier I brokers garner a larger portion of the annual research budget, followed by tier II brokers, with the remainder going to tier III brokers.  The Advisor’s investment team will re-evaluate the status of brokers within the ranking system on at least a semi-annual basis.  In addition, the Advisor may use its affiliated broker-dealer, D.A. Davidson & Co. (“DAD”) to execute a portion of the Funds’ portfolio securities transactions.  All such transactions are subject to the requirement that the Advisor seek to obtain best execution for all portfolio transactions.  The Advisor has represented to the Funds that it will not execute portfolio transactions through DAD unless the use of DAD satisfies the Advisor’s duty of best execution and was in the best interest of the Funds.  The Board continually reviews the Advisor’s use of DAD.

DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as each Fund’s distributor, provides certain administration services and promotes and arranges for the sale of Fund shares.  The offering of each Fund’s shares is continuous.  The Distributor, USBFS, and Custodian are all affiliated companies.  The Distributor is a registered broker-dealer and member of FINRA.

The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

RULE 12b-1 DISTRIBUTION AND SERVICE PLAN

The Trust has adopted on behalf of the Funds’ Class A shares and Class C shares (with respect to the Equity Income Fund) a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Class A shares of the Funds pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Class A shares and the Class C shares of the Davidson Equity Income Fund pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 1.00% of the average daily net assets of the Fund’s Class C shares.  The Plan provides that the Distributor may use all or any portion of such fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Plan, or to provide certain shareholder services.  Amounts paid under the Plan, by each Fund, are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of a Fund’s Class A shares and Class C shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of a Fund’s shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.  In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor of periodic fees for services provided to shareholders of the Funds.  The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of each Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  The services provided by the administrators pursuant to the Plan are designed to provide support services to the Funds and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding each Fund and providing other services to the Funds as may be required.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Under the Plan, the Trustees are furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.  Continuation of the Plan is considered by such Trustees no less frequently than annually.  With the exception of the Distributor in its capacity as the Funds’ principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of Fund assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

CODES OF ETHICS

The Trust, the Advisor and the Distributor, as defined below, have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, access persons of the Advisor and Distributor to invest in securities that may be purchased or held by the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight.  The Proxy Policies require that the Advisor vote proxies received in a manner consistent with the best interests of each Fund and its shareholders.  The Proxy Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Policies and a record of each proxy voted by the Advisor on behalf of the Funds, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has adopted Proxy Policies that underscore the Advisor’s concern to act solely in the best interest of each Fund and its shareholders.  The Advisor has delegated its administrative duties with respect to voting proxies to a proxy voting committee (the “Committee”).  Members of the Committee are appointed by the Advisor’s President and include senior investment personnel from the Advisor and its affiliates.  On a regular basis, the Committee will also invite personnel from the Legal and Compliance Departments of its affiliates to participate in Committee meetings.  The Committee is responsible for voting proxies on behalf of the Advisor via a Voting Administrator.

The Advisor has engaged Glass, Lewis & Co., LLC (“Glass Lewis”), an unbiased third party proxy voting service, to make proxy voting recommendations to the Committee and Voting Administrator.  The Voting Administrator will generally vote proxies in accordance with these recommendations, but reserves the right to exercise its own judgment on a case-by-case basis, in the event, for example, that the Glass Lewis recommendation conflicts with the proxy voting decision of the issuer’s management.

The Advisor considers an issuer’s management team to be an important factor when deciding to invest in a particular company. As a result, the Committee will analyze any proxy vote in which the decision of management conflicts with the Glass Lewis recommendation and will vote the proxy in the best interests of the Advisor’s clients. In such an event, the Committee will determine, prior to voting, whether any of the members of the Committee have a material personal or business conflict in which case the committee member will not be permitted to vote.  The Committee may also seek the advice of outside counsel when making a final determination regarding a potential conflict and/or the vote of the Committee.  Any final determination regarding a particular proxy vote and the analysis undertaken by the Committee shall be documented and retained.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

The Trust is required to file a Form N-PX, with each Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  Form N-PX for the Funds is available without charge, upon request, by calling toll-free 1‑877‑332‑0529 and on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Advisor and the Funds maintain portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by each Fund.  These Disclosure Policies have been approved by the Board. Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

From time to time, the Advisor may select certain portfolio characteristics for distribution to the public with such frequencies and lag times as the Advisor determines to be in the best interests of shareholders.

Pursuant to the Disclosure Policies, information about the Funds’ portfolio holdings is not distributed to any person unless:

•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;
•
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to USBFS and the Board, attorneys, auditors or accountants;

•	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public;
•	The disclosure is made with the approval of either the Trust’s CCO or his or her designee; or
•	The disclosure is made pursuant to a confidentiality agreement.

Certain of the persons listed above receive information about the Funds’ portfolio holdings on an ongoing basis.  Each Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of a Fund’s shareholders. These persons are:

•	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;
•
Rating and/or ranking organizations, specifically: Lipper; Morningstar; S&P; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which may receive such information between the seventh and tenth business day of the month following the end of a calendar quarter; and

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

•
Internal parties involved in the investment process, administration, operation or custody of the Funds, specifically: USBFS; the Board; and the Trust’s attorneys and accountants (currently, Schiff Hardin and Tait, respectively), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above are made with the prior written approval of either the Trust’s CCO or his or her designee, pursuant to the Disclosure Policies.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of each Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to these Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice in their sole discretion.

Neither the Advisor nor the Funds may receive compensation in connection with the disclosure of information about the Funds’ portfolio securities.  In the event of a conflict between the interests of a Fund and the interests of the Advisor or an affiliated person of the Advisor, the Advisor’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interest of a Fund, and shall report such determination to the Advisor’s Board of Directors and to a Fund’s Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the Advisor’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed:  Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Funds or the Trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, in accordance with the Disclosure Policies, when a Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.

In no event shall the Advisor, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about a Fund’s portfolio holdings.

There can be no assurance that the Disclosure Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

DETERMINATION OF SHARE PRICE

The NAV per share of each Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally, 4:00 p.m., Eastern Time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Generally, each Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Debt securities are valued on the basis of valuations provided by independent third-party pricing services, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board.  Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

The securities in each Fund’s portfolio, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectuses regarding the purchase and redemption of Fund shares.

How to Buy Shares

You may purchase shares of the Funds from securities brokers, dealers or financial intermediaries (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  The Funds may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of the Funds.  Financial Intermediaries may be authorized by the Funds’ principal underwriter to designate other brokers and financial intermediaries to accept orders on the Funds’ behalf.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally, 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced based on a Fund’s NAV (plus any applicable sales charge) next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements.  The Funds will be deemed to have received a purchase order when a Financial Intermediary or, if applicable, a Financial Intermediary’s authorized designee, received the order.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

The public offering price of Class A shares is based on the NAV per share plus the applicable sales load and for Class C shares and Class I shares is based on the NAV per share.  Shares are purchased at the public offering price next determined after USBFS receives your order in proper form, as discussed in the applicable Fund’s Prospectus.  In order to receive that day’s public offering price, USBFS must receive your order in proper form before the close of regular trading on the NYSE, generally, 4:00 p.m., Eastern Time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of a Fund’s shares, and (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the distributor such rejection is in the best interest of a Fund.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the applicable Fund’s investment objective and otherwise acceptable to the Advisor and the Board.

Automatic Investment Plan

As discussed in the Prospectuses, each Fund provides an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of a Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by the Funds.  The market value of the Funds’ shares is subject to fluctuation.  Prior to participating in the AIP the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the applicable Fund or through your Financial Intermediary.  The Funds will deemed to have received a redemption order when a Financial Intermediary or, if applicable, a Financial Intermediary’s authorized designee, receives the order.  Shares held less than seven calendar days are subject to a redemption fee as explained in the Prospectuses.

Payments to shareholders for shares of a Fund redeemed directly from a Fund will be made as promptly as possible, but no later than seven days after receipt by a Fund’s transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectuses, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders.  Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of a Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions

Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder a Fund or its authorized agents may carry out the instructions and/or to respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Funds and their agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

USBFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If USBFS fails to employ reasonable procedures, the Funds and USBFS may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact USBFS.

Redemptions In-Kind

The Trust has filed an election under Rule 18f-1 of the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets).  Each Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash.  A redemption, whether in cash or in-kind, is a taxable event for you.

The Funds do not intend to hold any significant percentage of their portfolios in illiquid securities, although each Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid.  In the unlikely event a Fund were to elect to make an in-kind redemption, each Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio.  If a Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or a Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption.  The Funds do not anticipate that they would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request.  If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely.  Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law.  Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

Sales Charges and Dealer Reallowance

Class A shares of the Funds are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) of up to 0.25% of average daily net assets that are assessed against the shares of the Funds.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

If you purchase Class A shares of a Fund you will pay the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows and the dealer reallowance is as shown in the far right column:

Equity Income Fund
Amount of Transaction	Sales Charge as a % of Public Offering Price(1)	Sales Charge as a % of Net Amount Invested	Dealer Reallowance as a % of Public Offering Price
Less than $25,000	5.00%	5.26%	5.00%
$25,000 but less than $50,000	4.50%	4.71%	4.50%
$50,000 but less than $100,000	4.00%	4.17%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.50%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	2.00%
$1,000,000 or more(2)	0.00%	0.00%	1.00%

Intermediate Fund
Amount of Transaction	Sales Charge as a % of Public Offering Price(1)	Sales Charge as a % of Net Amount Invested	Dealer Reallowance as a % of Public Offering Price
Less than $100,000	2.75%	2.83%	2.75%
$100,000 but less than $250,000	2.25%	2.30%	2.25%
$250,000 but less than $500,000	1.75%	1.78%	1.75%
$500,000 but less than $750,000	1.25%	1.27%	1.25%
$750,000 but less than $1,000,000	1.00%	1.01%	1.00%
$1,000,000 or more(2)	0.00%	0.00%	1.00%
(1)
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)
The Transfer Agent will assess Class A purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within twelve months from the date of purchase, unless the dealer of record waived its commission.  The 1.00% is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.

The Advisor’s affiliated broker-dealer, D.A. Davidson & Co. (“DAD”), will receive all of the initial sales charge for purchases of Class A shares of the Funds without a dealer of record.

Breakpoints/Volume Discounts and Sales Charge Waivers

Reducing Your Sales Charge.  You may be able to reduce the sales charge on Class A shares of the Funds based on the combined market value of your accounts.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a specific breakpoint level as indicated by the above table.

•
You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Class A shares within 365 days of the date of the redemption.  You must provide instruction at the time of purchase of your intent to exercise this privilege.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

•
By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months.  Reinvested dividends and capital gains do not count as purchases made during this period.  The Funds’ transfer agent will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy.  If you do not invest the amount specified in the LOI before the expiration date, the transfer agent will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid.  Otherwise, the transfer agent will release the escrowed shares when you have invested the agreed amount.  Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  For example, an investor has $2,500 to invest in a Fund, but intends to invest an additional $2,500 per month for the next 13 months for a total of $35,000.  Based on the above breakpoint schedule, by signing the LOI, the investor pays a front-end load of 4.50% rather than 5.00%.  If the investor fails to meet the intended LOI amount in the 13‑month period, however, the mutual fund company will charge the higher sales load retroactively.

•
Rights of Accumulation (“ROA”) allow you to combine Class A shares you already own in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.  The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A shares of a Fund already owned and adding the dollar amount of your current purchase.  For example, an individual has a $35,000 investment in a Fund, which was sold with a 4.50% front-end load.  The investor intends to open a second account and purchase $25,000 of a Fund.  Using ROA, the new $25,000 investment is combined with the existing $35,000 investment to reach the $50,000 breakpoint, and the sales charge on the new investment is 4.00% (rather than the 4.50% for a single transaction amount).

Eligible Accounts.  Certain accounts may be aggregated for ROA eligibility, including your current investment in a Fund, and previous investments you and members of your primary household group have made in a Fund, provided your investment was subject to a sales charge.  (Your primary household group consists of you, your spouse and children under age 21 living at home.)  Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase, if a sales charge has been paid on those purchases:

•	Individual or joint accounts held in your name;

•	Coverdell Education Savings Accounts and UGMA/UTMA accounts for which you or your spouse is parent or guardian of the minor child;

•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation; and

The following accounts are not eligible to be included in determining ROA eligibility;

•	Investments in Class A shares where the sales charge was waived.

Waiving Your Sales Charge. Sales charges may be waived for certain groups or classes of shareholders.  If you fall into any of the following categories, you can buy Class A shares at NAV per share without a sales charge:

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

•	Current and retired employees, directors/trustees and officers of:
o	Advisors Series Trust;
o	Davidson Investment Advisors, Inc. and its affiliates; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Current employees of:
o	the Funds’ Transfer Agent;
o	broker-dealers who act as selling agents; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with the Funds’ distributor that allows for load-waived Class A purchases.

•
Financial intermediaries and qualified broker-dealers, including the Advisor’s affiliated broker-dealer, DAD, who have entered into an agreement with the Funds’ distributor that allows for load-waived Class A purchases.

•
Financial intermediaries who have entered into an agreement with the Funds’ distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

•	Investment advisory clients of the Advisor.

The Trust also reserves the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here.  Contact your selling agent for further information.

Class C Shares.  You can buy Class C shares of the Davidson Equity Income Fund at the Fund’s offering price, which is the NAV without an up-front sales charge.  If you sell (redeem) your Class C shares within twelve months of purchase, you will have to pay a CDSC of 1.00% which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.  For example, if you purchased $10,000 worth of shares, which due to market fluctuation have appreciated to $15,000, the CDSC will be assessed on your $10,000 purchase.  If that same $10,000 purchase has depreciated to $5,000, the CDSC will be assessed on the $5,000 value.  For purposes of calculating the CDSC, the start of the twelve-month holding period is the first day of the month in which the purchase was made.  The Fund will use the first-in, first-out (“FIFO”) method when taking the CDSC.

Investments of $1 million or more for purchase into Class C shares will be rejected.  Your financial intermediary is responsible for placing individual investments of $1 million or more into Class A shares.

Waiving Your CDSC.  The CDSC on the Equity Income Fund may be waived for certain groups or classes of shareholders.  If you fall into any of the following categories, you can redeem Class C shares without a CDSC:

•	You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions from Davidson Funds.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

•	You will not be assessed a CDSC on Fund shares redeemed for account and transaction fees (e.g., returned investment fee) and redemptions through a systematic withdrawal plan.

•
The Fund waives the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70½ according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

•
The Fund waives the CDSC for redemptions made in the event of the last surviving shareholder’s death or for a disability suffered after purchasing shares. (“Disabled” is defined in Internal Revenue Code Section 72(m)(7).)

•	The Fund waives the CDSC for redemptions made at the direction of the Trust in order to, for example, complete a merger or effect the Fund’s liquidation.

•	The Fund waives the Class C shares CDSC if the dealer of record waived its commission with the Fund’s or Advisor’s approval.

Class I shares.  Class I shares of the Intermediate Fund are offered without any sales charge on purchases or sales and without any ongoing distribution fee.

Class I shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $250,000, (ii) tax-exempt retirement plans with assets of at least $250,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $250,000, (iv) qualified state tuition plan (529 plan) accounts and (v) high net worth individuals.  The minimum initial investment is waived for wrap fee program accounts investing in Class I.

Class I share participants in tax-exempt retirement plans must contact the plan’s administrator to purchase shares. For plan administrator contact information, participants should contact their respective employer’s human resources department. Class I share participants in fee-based investment programs should contact the program’s administrator or their financial advisor to purchase shares. Transactions generally are effected on behalf of a tax-exempt retirement plan participant by the administrator or a custodian, trustee or record keeper for the plan and on behalf of a fee-based investment program participant by their administrator or financial advisor. Class I shares institutional clients may purchase shares either directly or through an authorized dealer.

Conversion Feature (Intermediate Fund only)
If consistent with your financial intermediary’s program, Class A shares of the Intermediate Fund that have been purchased by a financial intermediary on behalf of clients participating in (i) 401(k) plans, Section 457 deferred compensation plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans or (ii) investment programs in which the clients pay an all-inclusive fee, such as a wrap fee, or other fee-based program, may be converted into Class I shares of the Intermediate Fund if the financial intermediary satisfies any then-applicable eligibility requirements for investment in Class I shares of the Intermediate Fund.  Any such conversion will be effected at net asset value without the imposition of any fee or other charges by the Intermediate Fund.   Please contact your financial intermediary about any fees that it may charge.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

DISTRIBUTIONS AND TAX INFORMATION

Distributions

Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually.  Also, each Fund typically distributes any undistributed net investment income on or about December 31 of each year.  Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, a Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund, as a series of the Trust, has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to comply with all applicable requirements regarding the source of its income, diversification of its assets and the timing and amount of its distributions.  Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized long term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that a Fund will not be subject to any federal income or excise taxes.  If the Fund does not qualify as a regulated investment company, it may be taxed as a corporation.  The Funds can give no assurances that distributions will be sufficient to eliminate all taxes in every year.  To avoid the non-deductible excise tax, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year, and (iii) any amounts from the prior calendar year that were not distributed and on which no federal income tax was paid by a Fund or its shareholders.

In order to qualify as a regulated investment company, a Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  A Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  A Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Net investment income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of a Fund.  Capital losses sustained and not used in a taxable year may be carried forward indefinitely to offset income of the Funds in future years.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by a Fund, depending on the composition of its underlying investments, may be qualified dividend income currently eligible for taxation at long-term capital gain rates to the extent a Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  It is expected that little or no dividend income from the Intermediate Fixed Income Fund will be qualified dividends income.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund reports the amount distributed as a qualifying dividend.  The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year.  In view of each Fund’s investment policies, it is expected that dividends from domestic corporations will be part of certain of the Funds’ gross income and that, accordingly, part of the distributions by a Fund may be eligible for qualified dividend income treatment for individual shareholders, or for the dividends-received deduction for corporate shareholders.  However, the portion of a Fund’s gross income attributable to qualifying dividends is dependent on a Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  Further, the dividends-received deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt financed or are held for less than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Capital gains distributions are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.  Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received or deemed to be received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

Shareholders should note that the Funds may make taxable distributions of income and capital gains even when share values have declined.  Investors should be aware that if shares are purchased shortly before a distribution the share price may reflect in part the upcoming distribution, which will be taxable even though it may represent a partial return of capital in an economic sense.

Each Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon redemption or sale of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.  Any loss realized upon a redemption or sale may be disallowed under certain wash sale rules to the extent shares of a Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Under the Code, each Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the applicable Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the applicable Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any additional amounts may be credited against a shareholder’s ultimate federal tax liability if proper documentation is provided.  Each Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

The Foreign Account Tax Compliance Act (“FATCA”).  A 30% withholding tax on your Fund’s distributions, including capital gains distributions, and on gross proceeds from the sale or other disposition of shares of a Fund generally applies if paid to a foreign entity unless:  (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA.  If applicable, and subject to any intergovernmental agreement, withholding under FATCA is required:  (i) generally with respect to distributions from your Fund; and (ii) with respect to certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares that occur on or after January 1, 2019.  If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction.  The Funds will not pay any additional amounts in respect to amounts withheld under FATCA.  You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

This discussion and the related discussion in the Prospectuses have been prepared by Fund management.  The information above is only a summary of some of the tax considerations generally affecting each Fund and its shareholders.  No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations.  Investors should consult their own tax advisors to determine the suitability of the Funds and the applicability of any state, local or foreign taxation.  No rulings with respect to tax matters of the Fund will be sought from the Internal Revenue Service.  Paul Hastings has expressed no opinion in respect to the tax matters related to the Fund.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. Such payments may be divided into categories as follows:

Support Payments.  Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between each Fund’s representatives and financial intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.  The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.

ANTI-MONEY LAUNDERING

The Trust has established an Anti-Money Laundering Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

GENERAL INFORMATION

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds.  Each share represents an interest in a Fund proportionately equal to the interest of each other share.  Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of a Fund available for distribution to shareholders.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

With respect to each Fund, the Trust may offer more than one class of shares.  The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, detailing the attributes of each class of the Funds, and has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, each Fund has two classes of shares – Davidson Equity Income Fund, Class A and Class C; Davidson Intermediate Fixed Income Fund, Class A and Class I.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Fund shares have no pre-emptive rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  Shares have no preemptive rights.  Shares, when issued, are fully paid and non assessable, except as set forth below.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

FINANCIAL STATEMENTS

Investors in each Fund will be informed of a Fund’s progress through periodic reports.  Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually.  Since the Funds had not commenced operations as of the date of this SAI, no financial statements are available.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

APPENDIX

CORPORATE BOND RATINGS*

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor’s Ratings Services

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.  The “CC” rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

Local Currency and Foreign Currency Risks – Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Table of Contents -Statement of Addtional Information - Equity Income Fund and Intermediate Fixed Income Fund

PART C
(Davidson Funds)

OTHER INFORMATION

Item 28.  Exhibits.

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)
Investment Advisory Agreement dated July 3, 2008, was previously filed with Post-Effective Amendment No. 271 to the Registration Statement on Form N-1A on July 3, 2008, and is incorporated herein by reference.

(i)
Amended Schedule A dated December 29, 2010, to the Investment Advisory Agreement was previously filed with Post-Effective Amendment No. 338 to the Registration Statement on Form N-1A on December 29, 2010, and is incorporated herein by reference.

(e)
Distribution Agreement dated June 11, 2008, was previously filed with Post-Effective Amendment No. 271 to the Registration Statement on Form N-1A on July 3, 2008, and is incorporated herein by reference.

(i)
First Amendment to the Distribution Agreement dated December 9, 2010 was previously filed with Post-Effective Amendment No. 338 to the Registration Statement on Form N‑1A on December 29, 2010, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(h)	Other Material Contracts.

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated December 9, 2010, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 338 to the Registration Statement on Form N-1A on December 29, 2010, and is incorporated herein by reference.

(B)
Amendment dated October 23, 2013, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 618 to the Registration Statement on Form N-1A on October 22, 2014, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(B)
Amendment dated December 9, 2010, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 338 to the Registration Statement on Form N-1A on December 29, 2010, and is incorporated herein by reference.

(C)
Amendment dated October 23, 2013, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 618 to the Registration Statement on Form N-1A on October 22, 2014, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated December 9, 2010, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 338 to the Registration Statement on Form N-1A on December 29, 2010, and is incorporated herein by reference.

(B)
Amendment dated October 23, 2013 to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 618 to the Registration Statement on Form N-1A on October 22, 2014, and is incorporated herein by reference.

(iv)
Amended and Restated Operating Expenses Limitation Agreement dated September 19, 2013, was previously filed with Post-Effective Amendment No. 548 to the Registration Statement on Form N-1A on October 25, 2013, and is incorporated herein by reference.

(v)
Power of Attorney (O’Connor, Rebhan, Redwine and Wofford) dated December 11, 2008, was previously filed with Post-Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A on January 23, 2009, and is incorporated herein by reference.

(vi)
Power of Attorney (Duree) dated January 29, 2014, was previously filed with the Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(vi)
Power of Attorney (Woolson) dated January 15, 2016, was previously filed with the Post-Effective Amendment No. 689 to the Trust’s Registration Statement on Form N-1A on February 12, 2016, and is incorporated herein by reference.

(i)	Legal Opinions.

(i)
Legal Opinion (Davidson Multi-Cap Equity Fund) dated June 27, 2008, was previously filed with Post-Effective Amendment No. 271 to the Registration Statement on Form N‑1A on July 3, 2008, and is incorporated herein by reference.

(ii)
Legal Opinion (Davidson Equity Income Fund and Davidson Intermediate Fixed Income Fund) dated December 28, 2010, was previously filed with Post-Effective Amendment No. 338 to the Registration Statement on Form N-1A on December 29, 2010, and is incorporated herein by reference.

(j)	Other Opinions.

(i)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(ii)	Consent of The Spaulding Group, Inc. – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Distribution (Rule 12b-1) Plan was previously filed with Post-Effective Amendment No. 271 to the Registration Statement on Form N-1A on July 3, 2008, and is incorporated herein by reference.

(i)
Amended Schedule B dated December 9, 2010, to the Distribution (Rule 12b-1) Plan was previously filed with Post-Effective Amendment No. 338 to the Registration Statement on Form N-1A on December 29, 2010, and is incorporated herein by reference.

(n)
Amended and Restated Multiple Class (Rule 18f-3) Plan dated September 19, 2013, was previously filed with Post-Effective Amendment No. 548 to the Registration Statement on Form N-1A on October 25, 2013, and is incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics for Registrant dated March 2014 was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(ii)
Code of Ethics for Adviser dated July 1, 2015, was previously filed with Post-Effective Amendment No. 673 to the Registration Statement on Form N-1A on October 22, 2015, and is incorporated herein by reference.

(iii)
Code of Ethics for Access Persons of Quasar Distributors, LLC dated March 17, 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of the Registrant’s Amended and Restated By-Laws, and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Advisor.

With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-10883), dated April 27, 2016.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Kirr Marbach Partners Funds, Inc.
Aegis Funds	LKCM Funds
Allied Asset Advisors Funds	LoCorr Investment Trust
Alpha Architect ETF Trust	Lord Asset Management Trust
Alpine Equity Trust	MainGate Trust
Alpine Income Trust	Managed Portfolio Series
Alpine Series Trust	Manager Directed Portfolios
Angel Oak Funds Trust	Matrix Advisors Value Fund, Inc.
Appleton Funds	Merger Fund
Barrett Opportunity Fund, Inc.	Monetta Trust
Bridge Builder Trust	Nicholas Family of Funds, Inc.

Bridges Investment Fund, Inc.	Oaktree Funds
Brookfield Investment Funds	Permanent Portfolio Family of Funds, Inc.
Brown Advisory Funds	Perritt Funds, Inc.
Buffalo Funds	PRIMECAP Odyssey Funds
CG Funds Trust	Professionally Managed Portfolios
Compass EMP Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Rainier Investment Management Mutual Funds
Evermore Funds Trust	RBC Funds Trust
FactorShares Trust	Series Portfolio Trust
First American Funds, Inc.	Stone Ridge Trust
FundX Investment Trust	Stone Ridge Trust II
Glenmede Fund, Inc.	Stone Ridge Trust III
Glenmede Portfolios	Thompson IM Funds, Inc.
GoodHaven Funds Trust	Trust for Professional Managers
Greenspring Fund, Inc.	Trust for Advised Portfolios
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	Wall Street EWM Funds Trust
Hennessy Funds Trust	Westchester Capital Funds
Horizon Funds	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	YCG Funds
Intrepid Capital Management Funds Trust
IronBridge Funds, Inc.
Jacob Funds, Inc.

(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c) Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Investment Advisor	Davidson Investment Advisors, Inc. 8 Third Street North Great Falls, Montana 59401
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, Wisconsin 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 739 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 739 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 21st day of October, 2016.

Advisors Series Trust

By:  /s/ Douglas G. Hess
Douglas G. Hess
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 739 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail S. Duree*	Trustee	October 21, 2016
Gail S. Duree

George J. Rebhan*	Trustee	October 21, 2016
George J. Rebhan

Raymond B. Woolson*	Trustee	October 21, 2016
Raymond B. Woolson

George T. Wofford*	Trustee	October 21, 2016
George T. Wofford

Joe D. Redwine*	Trustee, Chairman and	October 21, 2016
Joe D. Redwine	Chief Executive Officer

/s/ Cheryl L. King	Treasurer and Principal	October 21, 2016
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President and Principal	October 21, 2016
Douglas G. Hess	Executive Officer

*By: /s/ Douglas G. Hess		October 21, 2016
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Independent Registered Public Accounting Firm	EX.99.j.i
Consent of Spaulding Group, Inc.	EX.99.j.ii